UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-169879
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 14	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 218	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Future Executive VUL
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2016.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, please contact Nationwide using any of the methods described in the "Contacting the Service Center" section of this prospectus.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Please contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
1

The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
2

3

Table of Contents (continued)
4

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or the specified amount associated with elected Riders, if applicable;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
5

Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
•	Long-Term Care Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
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Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
7

Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment
Maximum:		Policy Year 1 12% of Premium received up to Target Premium; 12% of Premium received that exceeds Target Premium
Currently:		Policy Year 1 10% of Premium received up to Target Premium; 4% of Premium received that exceeds Target Premium
Illustration Charge[2]	If illustration requests exceed 10 in any 12 month period
Maximum:		$25 per illustration
Currently:		$25 per illustration
Partial Surrender Fee	Upon a partial surrender
Maximum:		$25
Currently:		$0
[1]	The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.
[2]	The Illustration Charge is only assessed for illustration of In Force policies where the number of requested illustrations exceeds 10 in any 12 month period. The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.
8

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance1†	Monthly
Maximum:		$83.33 per $1,000 of Net Amount At Risk
Minimum:		$0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis		$0.20 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge3†	Monthly
Maximum:		$0.40 per $1,000 of Base Policy Specified Amount
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.08 per $1,000 of Base Policy Specified Amount
Variable Account Asset Charge[4]	Daily, based on an annual effective rate
Maximum:		0.90% of variable Cash Value
Currently:		0.25% of variable Cash Value
Administrative Per Policy Expense Charge	Monthly
Maximum:		$10 per policy
Currently:		$5 per policy
Policy Loan Interest Charge[5]	Annually
Maximum:		3.50% of outstanding policy loan
Currently:		2.80% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
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[1]	The Cost of Insurance Charge varies according to the Insured's sex classification (male, female or unisex), age, underwriting class, tobacco use, Substandard Ratings and the number of years from the Policy Date, or effective date of a Total Specified Amount increase. The Cost of Insurance for the base policy may be different than the Cost of Insurance for the Supplemental Insurance Rider. The maximum charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 36. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female, Issue Age 24, standard non-tobacco preferred, and policy year one. Other sets of assumptions may also produce the minimum charge, see Cost of Insurance Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance.
[3]	The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider and/or any Long-Term Care Specified Amount under the Long-Term Care Rider, see the Rider Charges table. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge calculation assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
[4]	The Variable Account Asset Charge varies based on the amount of Cash Value allocated to the Sub-Accounts. The maximum Variable Account Asset Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[5]	Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		For policies issued with the guideline premium/cash value corridor test: $42.50 per $1,000 of Cash Value For policies issued with the cash value accumulation test: $157 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Supplemental Insurance Rider Cost of Insurance Charge1†	Monthly
Maximum:		$83.33 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.01 per $1,000 of Rider Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.10 per $1,000 of Rider Net Amount At Risk
Supplemental Insurance Rider Specified Amount Charge2†	Monthly
Maximum:		$0.40 per $1,000 of Rider Specified Amount
10

Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Minimum:		$0.01 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.02 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge3†	Monthly
Maximum:		$1.946 per $1,000 of Long Term Care Specified Amount
Minimum:		$0.029 per $1,000 of Long Term Care Specified Amount
Representative: an Attained Age 40 male non-tobacco, and issued on a regular issue basis		$0.062 per $1,000 of Long Term Care Specified Amount
[1]	The maximum Supplemental Insurance Rider Cost of Insurance Charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 42. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female, Issue Age 25, standard non-tobacco preferred, and policy year 1. Other sets of assumptions may also produce the minimum charge.
[2]	The Supplemental Insurance Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different and separate charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Rider Specified Amount.
[3]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Issue Age 80; standard non-tobacco; and issued on a simplified issue basis. The minimum charge assumes: the Insured is a male; Issue Age 21; standard tobacco; and issued on a regular issue basis.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.76%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
12

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware VIP Trust
•	Deutsche Variable Series II
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Fixed Income Series, Inc.
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
•	Wells Fargo Variable Trust

13

Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
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Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
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For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right of Conversion.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
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Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
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Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
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The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate (or successor-in-interest), if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount and/or the specified amount associated with elected Riders, if applicable.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to be in existence before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 18 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
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Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete, see Unfavorable Investment Experience.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the reinstatement.
With respect to Base Policy Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application unless the policy owner requests and Nationwide approves a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
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In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Target Premium and the Base Policy
Premium payments are categorized as either Target Premium or Excess Premium. Target Premium is an annual Premium based upon the Insured's Issue Age, underwriting classification and Base Policy Specified Amount. Each Premium payment in a given policy year is considered a contribution toward Target Premium until the total of all contributions in such policy year equal the Target Premium. Premium in any given Policy Year that exceeds the Target Premium amount is considered Excess Premium. Whether Premium is considered Target Premium or Excess Premium directly impacts the Percent of Premium Charge that is assessed on each Premium payment, see Percent of Premium Charge.
Target Premium and the Supplemental Insurance Rider
In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is less when assessed against Excess Premium than when assessed against Target Premium during the first four policy years or first four policy years following an increase in Total Specified Amount.
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Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of this to an individual policy owner is to off-set the difference between the taxable income that may be incurred when an employer pays the policy’s Premium and the actual Cash Surrender Value received upon a policy surrender. A benefit of this to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time that the policy's Cash Value has had to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit, if any, is not available upon a surrender during the Right to Cancel (Examination Right) period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. Additionally, the Enhancement Benefit is not payable in conjunction with a policy loan, partial surrender, or Lapse.
The Enhancement Benefit guaranteed duration and minimum guaranteed amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first six policy years; however, Nationwide may, at any time, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages.
The Enhancement Benefit is calculated monthly and is equal to the product of (a) and the Cash Value, not to exceed the product of (b) and (c), where:
(a)	=	the Enhancement Percentage;
(b)	=	the Enhancement Cap Percentage; and
(c)	=	Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the sixth policy year, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
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The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered. As a General Account obligation, the Enhancement Benefit is not part of the separate account and is an obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on our General Account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 18 and 80 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. Increases in the Base Policy Specified Amount will result in a corresponding increase in the Long-Term Care Specified Amount only if the increase causes the Long-Term Care Specified Amount to fall below 10% of the Total Specified Amount.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance. Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount would be less than the Long-Term Care Specified Amount after the decrease.
Right of Conversion
At any time, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	a Variable Account Asset Charge will no longer be deducted; and
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•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and Issue Age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
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•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from the policy's Cash Value beginning on the Policy Date. Charges are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account, see Policy Loans.
The charges reflect the costs and risks associated with the policy. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, our investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Total Specified Amount and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
The Percent of Premium Charge is comprised of 2 components, the Sales Load component and the Premium Tax component. The Sales Load component is to cover sales expenses. The Premium Tax component is to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). This amount is not the actual amount of the tax liability Nationwide might incur. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
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The Percent of Premium Charge assessed on each Premium payment depends on whether the Target Premium for the year in which the Premium is received has been reached. Currently, the Percent of Premium Charge assessed is based on the following table:
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed $25.
Administrative Expense Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all years.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex (if not unisex classified), Issue Age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rate is based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge,
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so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
A Base Policy Specified Amount Charge is deducted proportionally from the Sub-Account and the Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution and issuance of the policy. The charge applicable to the policy depends on the Total Specified Amount. The maximum guaranteed monthly Base Policy Specified Amount Charge is $0.40 per $1,000 of Base Policy Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Base Policy Specified Amount Charge is $0.085 per $1,000 of Base Policy Specified Amount).
A distinct Rider Specified Amount Charge applies to the Supplemental Insurance Rider. If that Rider is elected, the Total Specified Amount charges will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the Base Policy Specified Amount charge must be added to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending, see Supplemental Insurance Rider Specified Amount Charge.
Variable Account Asset Charge
Nationwide deducts a Variable Account Asset Charge proportionally from the Sub-Account allocations daily to compensate it for assuming the risk associated with mortality and expense costs. This charge provides revenue to compensate Nationwide for assuming certain risks associated with the policy, and revenue that may be profit. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected.
The Variable Account Asset Charge applicable to the policy depends on the amount of Cash Value allocated to the Sub-Accounts. The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's Cash Value allocated to the Sub-Accounts for all policy years. Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of Cash Value allocated to the Sub-Accounts	0.20% of Cash Value allocated to the Sub-Accounts	0.10% of Cash Value allocated to the Sub-Accounts
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
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A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
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•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
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The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: Long-Term Care Rider and the Change of Insured Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified A mount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
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Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 100. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 100, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Supplemental Insurance Rider will result in a lower Enhancement Benefit, if any.
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Subject to Nationwide’s approval, the policy owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If the policy owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the policy owner’s written request, unless the policy owner specifies and Nationwide approves a different date.
The Rider Specified Amount is the amount of insurance coverage provided by the Supplemental Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount.
The Rider Death Benefit may vary monthly and is based on the chosen death benefit option in effect for the base policy, see Supplemental Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Monthly Rider charges are different from, and in addition to, the charges assessed under the base policy. The charges associated with the Supplemental Insurance Rider are:
•	Supplemental Insurance Rider Cost of Insurance Charge; and
•	Supplemental Insurance Rider Specified Amount Charge.
Supplemental Insurance Rider Cost of Insurance Charge
The Supplemental Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Supplemental Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate. Nationwide bases the Supplemental Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance.
Supplemental Insurance Rider Specified Amount Charge
The Supplemental Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges.
The maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.085 per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending.
Policy Charge Blending
When the Supplemental Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges.
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In most instances, policy charges are lower if the policy owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges because the Rider is term insurance; however, in some years and/or at some Attained Ages, the cost of insurance charge for the Rider is higher than the cost of insurance for the base policy. Generally, however, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending.
A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider.
Before deciding whether to purchase the Supplemental Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. There are instances where the Supplemental Insurance Rider may require lower Premium to maintain the total Death Benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.
Rider Specified Amount Increases and Decreases
All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
If the policy owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased. If, however, the policy owner purchases this Rider and does not increase the Total Specified Amount and instead reduces the Base Policy Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider may potentially reduce the overall monthly charges associated with the policy.
Supplemental Insurance Rider Death Benefit Calculation
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page.
The Supplemental Insurance Rider Death Benefit is calculated as follows:
(1)	the total Net Amount At Risk for the policy and this Rider; multiplied by
(2)	the Rider Specified Amount; divided by
(3)	the Total Specified Amount.
Depending on the policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount.
The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit.
The base policy's Death Benefit is calculated using the formula below:
[CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)]
Where:
CV is the Cash Value of the policy; and
Total NAAR is the total Net Amount At Risk, which is the Death Benefit minus the Cash Value.
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount.
Terminating the Rider
This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code.
This Rider also terminates upon the earliest of the following dates:
•	the date the policy is surrendered or terminated;
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•	the date the policy Lapses;
•	the Insured's death; or
•	the date the Insured reaches Attained Age 100.
Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the policy owner if the policy's status is in jeopardy.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination.
In most instances, terminating the Rider will not be to the policy owner’s advantage. Consult with a registered representative or a qualified financial advisor before deciding to terminate coverage under this Rider.
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with Qualified Long-Term Care Services, which include, but are not limited to, long-term care facility stay(s), home health care services, and adult day care services. Benefit payments represent an advance of a portion of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the policy is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1) 2% of Long-Term Care Specified Amount in effect;
(2) Two times the per diem amount allowed by the Health Insurance Portability and Accountability Act times thirty (30); or
(3) 1/12 of the maximum lifetime benefit.
The maximum lifetime benefit under any combination of Qualified Long-Term Care Services is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of long-term care benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) and no more than the Total Specified Amount.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum and minimum monthly and lifetime benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider is separate and distinct from underwriting and approval of the policy and Supplemental Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Supplemental Insurance Rider or that an applicant could qualify for the policy and Supplemental Insurance Rider and still be declined for the Long-Term Care Rider.
There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right). The Long-Term Care Rider is guaranteed renewable.
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Invoking the Rider
To invoke this Rider, the Insured must be: (1) severely cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of Qualified Long-Term Care Services. These Qualified Long-Term Care Services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all prospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the maximum lifetime benefit under the Rider has been paid, the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Even if the Rider is terminated, benefits will still be payable if: (1) the Qualified Long-Term Care Services are received in a licensed facility; (2) eligibility for such benefits began while the Rider was in force; and (3) eligibility for such benefits continue without interruption after termination of the Rider. Unless the Rider is reinstated, such extension of benefits may be limited to the duration of the benefit period or to payment of the maximum lifetime Long-Term Care Rider benefit amount and may be subject to all other applicable provisions of the policy and Rider.
The Rider may be reinstated if the policy lapses while the Insured would otherwise meet the criteria set forth in the Eligibility for the Payment of Benefits provision if the Insured provides a written request within five (5) months from the date of termination, and certain other conditions are met, including payment sufficient to keep the policy and all attached riders In Force for a minimum of three (3) months.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider charge is deducted if this Rider is elected. The Long-Term Care Rider charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Long-Term Care Specified Amount, a Long-Term Care Rider charge rate, and a factor based on the Long-Term Care Rider rate class multiple stated in the Policy Data Pages. The Long-Term Care Rider charge rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex (if not unisex classified), Issue Age, rate class, rate type, and Long-Term Care Rider effective date.
The Long-Term Care Rider charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Value minus Indebtedness is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing. As a protection against unintentional lapse, the Rider provides the right to designate at least one other person as an authorized representative who will receive the notice of lapse or termination of the policy for nonpayment of Premium, in addition to the policy owner.
Limitations
While receiving Rider benefits, the following are not permitted: loans, partial Surrenders, Specified Amount changes, changes in underwriting classification, rider additions, or changes in the death benefit option. Upon receiving Rider benefits, a long-term care benefit payout account will be created and a monthly report will be provided to the policy owner.
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The Rider does not cover any expense which results from suicide, felonies, alcoholism or drug addiction, or war. Nor does the Rider cover expenses which result from preexisting conditions that are not disclosed in the application if the need for services begins during the first six months after the Long Term Care Rider effective date.
Incontestability
Nationwide will not contest payment under the Rider if the Rider has been In Force for less than six months unless the Insured makes a misrepresentation that is material to the acceptance of the Insured for coverage. Nationwide will not contest payment under the Rider if the Rider has been In Force for at least six months, but less than two years, unless the Insured makes a misrepresentation that is both material to the acceptance of coverage and pertains to the condition for which benefits are sought. Nationwide will not contest payment under the Rider after the Rider has been In Force for two years unless the Insured knowingly and intentionally misrepresented relevant facts relating to their health. A separate contestability period will apply for any increase of the Long-Term Care Specified Amount that was subject to evidence of insurability.
Claims
Written notice of a claim must be given within thirty (30) days after the Insured begins receiving Qualified Long-Term Care Services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving Qualified Long-Term Care Services, must be given within ninety (90) days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the State of Issue. The policy owner must give immediate notice when the receipt of Qualified Long-Term Care Services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while the Insured is receiving Qualified Long-Term Care Services.
Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static portfolio strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Sub-Account Information.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
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Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account plus 100% of the policy loan account. Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
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•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to four times the current monthly deductions. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability and any reinstatement requirements contained in the Riders.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
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If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial Surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Page or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Cash Value as of the beginning of the policy year.
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Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
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Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex (if not unisex classified), and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
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Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
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Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date.
The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected.
If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	100% of the policy's Cash Value will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
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•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
•	if applicable, the Long-Term Care Rider will remain in effect;
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date. Note: if the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of policy Proceeds within seven days of the date a written request is received at the Service Center. Nationwide will postpone payment of Proceeds on days that it is unable to price Accumulation Units. Nationwide may delay payment of Proceeds allocated to the Fixed Account as permitted by state law, see Valuation of Accumulation Units. The policy owner or the beneficiary may also elect to leave the Proceeds on deposit in an interest-bearing checking account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
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Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
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Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract'
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(generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
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Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the owner's basis in the policy that is used to calculate the gain resulting from the sale of the life insurance policy is the investment in the policy reduced by the cost of insurance previously paid out of the cash value. Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under Section 101 of the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for distribution of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as specified under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
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The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred. Therefore it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
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There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
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In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
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At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
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Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
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Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in
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connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
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American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).
Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital appreciation.
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Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
58

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
59

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
60

Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
61

Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
62

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
63

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
64

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
65

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: I Class Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: I Class Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
66

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks capital appreciation and income through a diversified portfolio of stocks, bonds, and money market securities.
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T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
The Universal Institutional Funds, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy during the first six policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
69

Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Qualified Long-Term Care Services – Services that meet the requirements of §7702(B)(c)(1) of the Internal Revenue Code of 1986, as amended. Such services are as follows: necessary diagnostic, preventive, therapeutic, curative, treatment, mitigation and rehabilitative services, and maintenance or personal care services which are required by a chronically ill individual. These services are provided pursuant to a plan of care prescribed by a licensed health care practitioner.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
70

Appendix C: Factors Used in Calculating the Enhancement Benefit
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting the Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	140%
2	4.64%	3.94%	3.65%	3.09%	140%
3	3.84%	2.70%	3.01%	2.10%	140%
4	2.60%	1.53%	2.02%	1.18%	140%
5	1.45%	0.61%	1.12%	0.46%	145%
6	0.56%	0.00%	0.42%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	10.28%	13.35%	4.05%	4.60%	140%
2	13.14%	10.82%	4.52%	3.61%	140%
3	10.54%	7.50%	3.50%	2.25%	140%
4	7.22%	4.19%	2.17%	1.30%	140%
5	3.97%	1.63%	1.24%	0.59%	145%
6	1.49%	0.00%	0.54%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Total Percent of Premium Charge Paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage =(Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 10.82%) + (0.25 x 3.61%) = 9.0175%
	=	9.0175% x $200,000 =$18,035.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	140% x $15,250 =$21,350.00
Since $18,035.00 is less than the $21,350.00 Enhancement Cap, the Enhancement Benefit here is $18,035.00
71

Appendix D: Examples of Policy Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in policy year 3.
•	The Total Specified Amount is $1,000,000.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine the weighed average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.
Total Percent of Premium Charge
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
    [(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount charge is calculated.
Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
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= $68.00 deducted monthly from Cash Value.
Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated.
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount At Risk.
73

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-169879

Nationwide Future Executive VUL
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2016 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2016.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for
2

marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, underwriting class, and the length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in the Guaranteed Issue or Simplified Issue underwriting class.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.
Net Amount at Risk
The policy's cost of insurance is also dependent on the policy's Net Amount At Risk. The Net Amount At Risk is allocated between coverage provided by the base policy and coverage provided by the Supplemental Insurance Rider. The Net Amount At Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value. The Net Amount At Risk for the Supplemental Insurance Rider is the Rider Death Benefit (as described in the "Supplemental Insurance Rider" sub-section of the "Policy and Rider Charges" section of the prospectus).
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
3

Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
Attained Age of Insured	Percentage of Cash Value
42	236%
43	229%
Attained Age of Insured	Percentage of Cash Value
44	222%
45	215%
4

Attained Age of Insured	Percentage of Cash Value
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
Attained Age of Insured	Percentage of Cash Value
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
Attained Age of Insured	Percentage of Cash Value
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the age, sex, and risk classification of the Insured.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male, non-tobacco, Issue Age 45, and non-medically underwritten.
Table of Applicable Percentages of Cash Value
Policy Year	Percentage of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
19	197%
Policy Year	Percentage of Cash Value
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
37	139%
38	138%
Policy Year	Percentage of Cash Value
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
55	103%
56	101%
5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
5,725 shares (cost $67,175)	$64,803
VP Inflation Protection Fund - Class I (ACVIP1)
550,382 shares (cost $5,860,816)	5,481,801
Asset Allocation Fund - Class 2 (AMVAA2)
252,671 shares (cost $5,406,719)	5,167,129
Bond Fund - Class 2 (AMVBD2)
6,660,160 shares (cost $73,811,116)	70,464,496
Global Small Capitalization Fund - Class 2 (AMVGS2)
64,610 shares (cost $1,675,030)	1,544,178
Growth Fund - Class 2 (AMVGR2)
257,677 shares (cost $18,132,395)	17,442,145
International Fund - Class 2 (AMVI2)
290,963 shares (cost $5,871,512)	5,243,157
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
548,004 shares (cost $3,903,467)	3,709,987
Large Cap Core V.I. Fund - Class II (MLVLC2)
61,344 shares (cost $2,037,988)	1,927,428
Global Allocation V.I. Fund - Class II (MLVGA2)
644,022 shares (cost $10,526,625)	9,686,096
VP S&P 500 Index Portfolio (CVSPIP)
4,939 shares (cost $566,431)	553,508
Value Portfolio (DAVVL)
260,220 shares (cost $3,123,847)	2,503,316
VIP Emerging Markets Series: Service Class (DWVEMS)
126,433 shares (cost $2,368,938)	2,049,472
VIP Small Cap Value Series: Service Class (DWVSVS)
388,947 shares (cost $15,086,334)	13,060,830
VA International Small Portfolio (DFVIS)
92,292 shares (cost $1,103,025)	1,021,667
VA U.S. Targeted Value Portfolio (DFVUTV)
124,341 shares (cost $2,286,015)	1,969,564
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,978,599 shares (cost $338,996,459)	433,270,756
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
289,542 shares (cost $8,942,809)	11,164,756
Floating-Rate Income Fund (ETVFR)
7,210,435 shares (cost $67,603,230)	63,451,828
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
820,035 shares (cost $14,947,294)	13,399,375
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,425 shares (cost $29,209)	26,385
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
942,033 shares (cost $4,749,473)	5,068,138
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
60,835 shares (cost $737,634)	620,515
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,576,091 shares (cost $16,477,980)	16,060,368
Small Cap Core Portfolio 1 (JPSCE1)
2,110 shares (cost $43,484)	43,375
Balanced Portfolio: Service Shares (JABS)
808,935 shares (cost $25,144,190)	25,570,423
Flexible Bond Portfolio: Service Shares (JAFBS)
980,871 shares (cost $12,773,001)	12,417,821

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Forty Portfolio: Service Shares (JACAS)
1,285,536 shares (cost $47,654,659)	$45,096,600
Global Technology Portfolio: Service Shares (JAGTS)
1,807,474 shares (cost $13,051,928)	14,007,922
Overseas Portfolio: Service Shares (JAIGS)
774,479 shares (cost $28,147,645)	21,561,494
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
125,523 shares (cost $2,243,271)	1,988,288
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,670,890 shares (cost $33,983,764)	26,232,966
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)
27,489 shares (cost $329,410)	306,232
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
4,305 shares (cost $113,187)	100,213
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
420,366 shares (cost $7,046,992)	6,830,944
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
17,014 shares (cost $853,769)	821,116
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
179,250 shares (cost $3,159,295)	2,936,115
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
207,406 shares (cost $3,166,536)	2,837,313
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
26,265 shares (cost $475,336)	406,845
New Discovery Series - Service Class (MNDSC)
24,662 shares (cost $390,251)	356,364
Value Series - Initial Class (MVFIC)
537,804 shares (cost $8,573,206)	9,890,213
Value Series - Service Class (MVFSC)
1,997,481 shares (cost $35,754,887)	36,194,351
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,388,709 shares (cost $66,630,346)	74,992,121
Core Plus Fixed Income Portfolio - Class I (MSVFI)
156,846 shares (cost $1,632,023)	1,607,676
Emerging Markets Debt Portfolio - Class I (MSEM)
4,458,923 shares (cost $37,537,072)	33,218,976
Global Real Estate Portfolio - Class II (VKVGR2)
517,732 shares (cost $5,195,195)	5,270,507
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
919,240 shares (cost $11,249,862)	9,219,979
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
46,445 shares (cost $1,333,825)	1,390,113
U.S. Real Estate Portfolio - Class I (MSVRE)
1,002,416 shares (cost $17,288,212)	20,329,004
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
0.41 shares (cost $4)	4
NVIT Investor Destinations Managed Growth Class I (IDPG)
4,282 shares (cost $46,517)	42,949
NVIT Cardinal Managed Growth Class I (NCPG)
4,534 shares (cost $48,098)	44,338
NVIT Bond Index Fund Class I (NVBX)
9,198,833 shares (cost $99,087,948)	95,391,901
NVIT International Index Fund Class I (NVIX)
2,323,309 shares (cost $21,686,110)	20,212,789
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,357,884 shares (cost $35,700,584)	36,334,987
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
365,777 shares (cost $7,526,582)	8,632,340

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Bond Fund - Class II (GVABD2)
132,261 shares (cost $1,509,650)	$1,499,839
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
267,913 shares (cost $7,134,479)	7,898,069
American Funds NVIT Growth Fund - Class II (GVAGR2)
110,550 shares (cost $6,708,691)	9,541,601
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,557 shares (cost $2,292,946)	2,990,275
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,330,349 shares (cost $22,805,386)	20,148,610
NVIT Emerging Markets Fund - Class I (GEM)
1,237,569 shares (cost $14,021,367)	11,336,129
NVIT International Equity Fund - Class I (GIG)
1,891,868 shares (cost $20,081,902)	18,048,422
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
20,690 shares (cost $173,427)	195,936
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,655,949 shares (cost $14,544,036)	14,986,343
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
20,721 shares (cost $310,739)	277,454
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
376,367 shares (cost $4,068,499)	3,598,072
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
15,526,393 shares (cost $161,467,280)	170,635,054
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
545,916 shares (cost $6,478,985)	5,863,139
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
412,063 shares (cost $4,462,255)	4,132,993
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
631,040 shares (cost $7,188,245)	6,859,407
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
687,793 shares (cost $7,302,401)	6,554,665
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
463,218 shares (cost $5,348,588)	4,919,378
NVIT Core Bond Fund - Class I (NVCBD1)
93,431 shares (cost $1,035,040)	977,284
NVIT Core Plus Bond Fund - Class I (NVLCP1)
216,982 shares (cost $2,482,705)	2,410,666
NVIT Nationwide Fund - Class I (TRF)
8,431,911 shares (cost $84,463,044)	122,852,942
NVIT Government Bond Fund - Class I (GBF)
5,075,471 shares (cost $57,955,703)	55,119,618
American Century NVIT Growth Fund - Class I (CAF)
820,679 shares (cost $11,854,252)	16,659,780
NVIT International Index Fund - Class II (GVIX2)
382,007 shares (cost $3,709,487)	3,319,644
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,737,617 shares (cost $17,919,316)	21,911,351
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
102,060 shares (cost $1,527,668)	1,514,568
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
43,166 shares (cost $763,147)	724,331
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,034,596 shares (cost $10,859,780)	10,263,196
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,100,477 shares (cost $53,275,540)	63,959,985
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,214,671 shares (cost $66,655,559)	82,592,973

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,405,796 shares (cost $15,130,400)	$15,576,216
NVIT Mid Cap Index Fund - Class I (MCIF)
3,855,798 shares (cost $81,047,376)	86,562,670
NVIT Money Market Fund - Class I (SAM)
47,368,507 shares (cost $47,368,507)	47,368,507
NVIT Money Market Fund - Class V (SAM5)
169,296,672 shares (cost $169,296,672)	169,296,672
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,508,586 shares (cost $17,888,643)	15,478,091
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
493,343 shares (cost $5,494,259)	4,657,155
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
918,401 shares (cost $9,857,281)	11,590,223
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,650,812 shares (cost $16,971,664)	16,442,084
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,086,741 shares (cost $41,673,823)	43,932,467
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
105,990 shares (cost $1,187,825)	1,063,082
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,253,865 shares (cost $13,381,496)	12,613,877
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
927,850 shares (cost $16,851,899)	17,035,328
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,923,898 shares (cost $33,616,179)	38,536,976
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,998,875 shares (cost $38,909,690)	41,156,833
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,236,459 shares (cost $11,284,173)	10,732,465
NVIT Short Term Bond Fund - Class I (NVSTB1)
1,467,728 shares (cost $15,391,758)	14,970,829
NVIT Short Term Bond Fund - Class II (NVSTB2)
153,543 shares (cost $1,614,219)	1,560,000
NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,361,940 shares (cost $106,429,238)	127,175,172
Templeton NVIT International Value Fund - Class III (NVTIV3)
64,503 shares (cost $829,039)	701,790
Invesco NVIT Comstock Value Fund - Class I (EIF)
692,264 shares (cost $7,809,379)	10,598,560
NVIT Real Estate Fund - Class I (NVRE1)
4,956,812 shares (cost $40,441,897)	32,169,707
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,731 shares (cost $32,049)	28,295
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
552 shares (cost $6,215)	5,987
NVIT Small Cap Index Fund Class II (NVSIX2)
24,299 shares (cost $325,481)	290,369
NVIT S&P 500 Index Fund Class I (GVEX1)
232,711 shares (cost $3,330,003)	3,253,296
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,206 shares (cost $38,171)	34,467
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
1,079 shares (cost $11,909)	11,629
VPS Growth and Income Portfolio - Class A (ALVGIA)
749,538 shares (cost $20,995,149)	22,576,082
VPS International Value Portfolio - Class A (ALVIVA)
618,318 shares (cost $8,555,991)	8,359,655

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
1,053,570 shares (cost $21,637,349)	$18,216,226
VP Capital Appreciation Fund - Class I (ACVCA)
38,532 shares (cost $606,456)	578,757
VP Income & Growth Fund - Class I (ACVIG)
2,123,515 shares (cost $14,852,762)	18,198,524
VP Inflation Protection Fund - Class II (ACVIP2)
958,446 shares (cost $10,714,750)	9,526,953
VP International Fund - Class I (ACVI)
146,255 shares (cost $1,571,200)	1,465,480
VP Mid Cap Value Fund - Class I (ACVMV1)
728,109 shares (cost $13,029,408)	13,389,921
VP Ultra(R) Fund - Class I (ACVU1)
48,549 shares (cost $762,066)	751,055
VP Value Fund - Class I (ACVV)
2,411,358 shares (cost $22,018,181)	21,340,520
MidCap Stock Portfolio - Initial Shares (DVMCS)
132,919 shares (cost $2,783,382)	2,518,820
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,048,644 shares (cost $81,294,883)	84,362,844
Appreciation Portfolio - Initial Shares (DCAP)
448,626 shares (cost $19,374,843)	20,291,372
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
20,675 shares (cost $837,205)	951,475
International Value Portfolio - Initial Shares (DVIV)
393,799 shares (cost $4,357,396)	3,953,744
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
13,083 shares (cost $208,306)	208,675
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
9,265 shares (cost $128,800)	141,847
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
136,127 shares (cost $804,412)	695,608
Quality Bond Fund II - Primary Shares (FQB)
2,305,446 shares (cost $26,130,162)	25,290,743
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,002,659 shares (cost $32,714,587)	33,879,862
VIP Energy Portfolio - Service Class 2 (FNRS2)
394,417 shares (cost $8,124,621)	6,117,406
VIP Equity-Income Portfolio - Service Class (FEIS)
2,763,783 shares (cost $55,308,171)	56,298,250
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
182,972 shares (cost $2,116,190)	2,221,277
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,206,656 shares (cost $26,965,277)	27,384,606
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,003,729 shares (cost $12,438,636)	12,707,208
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
114,112 shares (cost $1,239,248)	1,230,129
VIP Growth Opportunities Portfolio - Service Class (FGOS)
9,828 shares (cost $337,762)	311,545
VIP Growth Portfolio - Service Class (FGS)
1,363,419 shares (cost $55,632,239)	89,399,406
VIP High Income Portfolio - Service Class (FHIS)
2,589,953 shares (cost $14,748,399)	12,742,570
VIP Index 500 Portfolio - Initial Class (FIP)
226,885 shares (cost $39,411,953)	46,835,808
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
13,927,367 shares (cost $178,353,073)	170,470,972

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Mid Cap Portfolio - Service Class (FMCS)
1,281,801 shares (cost $43,045,887)	$41,543,163
VIP Overseas Portfolio - Service Class (FOS)
954,236 shares (cost $18,687,468)	18,130,492
VIP Value Strategies Portfolio - Service Class (FVSS)
238,110 shares (cost $2,973,676)	3,457,355
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
15,072 shares (cost $177,213)	171,219
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
882,327 shares (cost $11,157,374)	10,782,035
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,075,303 shares (cost $13,990,124)	13,753,125
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
369,654 shares (cost $6,842,580)	6,716,612
Franklin Income Securities Fund - Class 2 (FTVIS2)
425,359 shares (cost $6,743,182)	6,040,093
Rising Dividends Securities Fund - Class 1 (FTVRDI)
623,698 shares (cost $15,052,793)	15,754,601
Small Cap Value Securities Fund - Class 1 (FTVSVI)
477,829 shares (cost $8,039,034)	8,658,268
Small Cap Value Securities Fund - Class 2 (FTVSV2)
500,962 shares (cost $10,757,955)	8,857,014
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
107,256 shares (cost $2,437,524)	2,077,547
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
342,073 shares (cost $3,185,295)	2,161,900
Templeton Foreign Securities Fund - Class 1 (TIF)
75,482 shares (cost $1,129,580)	1,015,992
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,865,048 shares (cost $29,619,970)	24,618,636
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
695,418 shares (cost $12,813,470)	10,987,600
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
98,476 shares (cost $715,811)	664,712
Mid Cap Value- Institutional Shares (GVMCE)
2,682,466 shares (cost $45,920,558)	38,868,932
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
5,116 shares (cost $68,691)	59,347
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
212,974 shares (cost $1,652,697)	1,422,670
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
535,701 shares (cost $11,954,688)	11,222,936
Baron Growth Opportunities Fund Service Class (BNCAI)
185,780 shares (cost $8,074,642)	7,628,483
Short Duration Bond Portfolio - I Class Shares (AMTB)
353,914 shares (cost $3,850,251)	3,723,179
Guardian Portfolio - I Class Shares (AMGP)
33,477 shares (cost $668,205)	559,064
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
95,044 shares (cost $2,327,227)	2,160,354
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,927 shares (cost $1,090,204)	1,044,596
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
17,648 shares (cost $272,361)	232,772
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
311,376 shares (cost $4,386,055)	4,935,312
Socially Responsive Portfolio - I Class Shares (AMSRS)
92,696 shares (cost $1,523,608)	1,989,265

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
219,730 shares (cost $11,193,907)	$12,192,812
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,962,914 shares (cost $71,092,991)	74,590,713
International Growth Fund/VA - Non-Service Shares (OVIG)
2,850,735 shares (cost $6,849,558)	6,271,616
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,059,437 shares (cost $24,462,775)	30,977,927
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
309,779 shares (cost $7,406,872)	6,604,496
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
329,965 shares (cost $16,299,372)	25,357,817
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,867,326 shares (cost $20,730,677)	18,872,549
All Asset Portfolio - Administrative Class (PMVAAA)
2,287,575 shares (cost $24,798,384)	20,816,929
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
7,185 shares (cost $63,599)	49,652
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
201,291 shares (cost $2,076,667)	1,934,402
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
234,196 shares (cost $2,647,203)	2,726,037
Low Duration Portfolio - Administrative Class (PMVLDA)
4,913,849 shares (cost $51,988,800)	50,366,948
Real Return Portfolio - Administrative Class (PMVRRA)
5,770,888 shares (cost $78,085,581)	68,846,700
Total Return Portfolio - Administrative Class (PMVTRA)
8,126,762 shares (cost $90,561,238)	85,981,146
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
43,296 shares (cost $860,914)	660,268
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
460,975 shares (cost $4,652,100)	3,941,333
VT Growth & Income Fund: Class IB (PVGIB)
39,578 shares (cost $872,466)	939,193
VT International Equity Fund: Class IB (PVTIGB)
74,367 shares (cost $911,638)	971,977
VT Small Cap Value Fund: Class IB (PVTSCB)
59,494 shares (cost $939,427)	832,320
VT Voyager Fund: Class IB (PVTVB)
30,845 shares (cost $1,354,465)	1,348,565
VI Growth and Income Fund - Series I Shares (ACGI)
241,338 shares (cost $5,576,925)	4,730,233
VI American Franchise Fund - Series I Shares (ACEG)
23,082 shares (cost $1,045,934)	1,322,622
VI Value Opportunities Fund - Series I Shares (AVBVI)
1,218 shares (cost $9,430)	9,522
VI High Yield Fund - Series I Shares (AVHY1)
2,727,399 shares (cost $15,300,167)	13,800,638
VI International Growth Fund - Series I Shares (AVIE)
1,405,843 shares (cost $46,320,669)	47,081,675
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
33,229 shares (cost $460,288)	402,730
VI Small Cap Equity Fund - Series I Shares (AVSCE)
11,360 shares (cost $243,431)	200,391
Micro-Cap Portfolio - Investment Class (ROCMC)
740,626 shares (cost $8,551,493)	6,917,443
Variable Fund - Multi-Hedge Strategies (RVARS)
14,206 shares (cost $330,755)	342,230

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Equity Income Portfolio - II (TREI2)
1,924,127 shares (cost $49,697,929)	$51,431,910
Health Sciences Portfolio - II (TRHS2)
912,237 shares (cost $29,875,408)	34,363,974
Limited-Term Bond Portfolio (TRLT1)
4,962,195 shares (cost $24,205,708)	24,017,023
Mid-Cap Growth Portfolio - II (TRMCG2)
838,576 shares (cost $23,382,904)	20,838,607
New America Growth Portfolio (TRNAG1)
1,713,311 shares (cost $44,759,587)	41,821,931
Personal Strategy Balanced Portfolio (TRPSB1)
197,786 shares (cost $4,073,876)	3,704,539
Blue Chip Growth Portfolio (TRBCGP)
1,819,911 shares (cost $38,115,160)	41,876,144
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
770,554 shares (cost $9,849,241)	8,090,820
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,344,084 shares (cost $36,368,404)	22,688,139
Variable Insurance Fund - Balanced Portfolio (VVB)
352,389 shares (cost $7,793,458)	7,865,321
Insurance Fund - Capital Growth Portfolio (VVCG)
378,829 shares (cost $9,986,114)	10,091,992
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
845,950 shares (cost $12,466,485)	14,000,469
Variable Insurance Fund - International Portfolio (VVI)
471,241 shares (cost $9,738,001)	9,330,568
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,300,253 shares (cost $25,668,588)	26,993,254
Variable Insurance Fund - REIT Index Portfolio (VVREI)
616,929 shares (cost $7,722,609)	8,495,110
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
522,576 shares (cost $5,544,874)	5,513,180
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
193,413 shares (cost $4,540,132)	4,021,049
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,741,727 shares (cost $20,852,204)	20,534,964
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,729,239 shares (cost $18,166,977)	14,359,256
Variable Insurance Portfolios - Growth (WRGP)
1,673,899 shares (cost $19,487,873)	19,112,081
Variable Insurance Portfolios - High Income (WRHIP)
10,801,502 shares (cost $42,970,729)	36,199,073
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
702,222 shares (cost $7,393,338)	6,616,263
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
774,803 shares (cost $6,943,299)	6,956,800
Variable Insurance Portfolios - Science and Technology (WRSTP)
656,230 shares (cost $16,404,539)	15,064,152
Advantage VT Discovery Fund (SVDF)
625,784 shares (cost $17,894,862)	16,264,121
Advantage VT Opportunity Fund - Class 2 (SVOF)
219,038 shares (cost $6,162,746)	5,486,893
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
724,417 shares (cost $7,154,659)	6,201,007

Total Investments	$4,526,556,586

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Other Accounts Receivable	$835,486
Accounts Receivable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	4
Accounts Receivable - TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	3
Accounts Receivable - Loring Ward NVIT Moderate Fund - Class P (NVLMP)	3
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	161,412
Accounts Payable - VP International Fund - Class I (ACVI)	(10,852)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1,035)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(5)
Accounts Payable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	(14,998)
Accounts Payable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(11,654)
Accounts Payable - VIP Contrafund(R) Portfolio - Service Class (FCS)	(176,177)
Accounts Payable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	(125,753)
Accounts Payable - VIP Growth Portfolio - Service Class (FGS)	(121,308)
Accounts Payable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	(82,314)
Accounts Payable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(27,726)

$4,526,981,672

Contract Owners’ Equity:
Accumulation units	4,526,981,672

Total Contract Owners’ Equity (note 8)	$4,526,981,672

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$79,473,966	$552	$135,796	$81,459	$1,204,360	$-	$104,911	$78,902
Asset charges (note 3)	(5,908,080)	-	(12,046)	(8,853)	(71,123)	(4,302)	(46,196)	(11,719)

Net investment income (loss)	73,565,886	552	123,750	72,606	1,133,237	(4,302)	58,715	67,183

Realized gain (loss) on investments	157,541,808	634	(40,592)	77,689	(10,918)	284,933	4,209,138	176,738
Change in unrealized gain (loss) on investments	(475,204,916)	(3,333)	(365,402)	(432,377)	(2,381,044)	(312,589)	(6,136,457)	(773,619)

Net gain (loss) on investments	(317,663,108)	(2,699)	(405,994)	(354,688)	(2,391,962)	(27,656)	(1,927,319)	(596,881)

Reinvested capital gains	206,683,439	1,108	-	333,728	1,386,907	125,351	3,364,440	276,716

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,413,783)	$(1,039)	$(282,244)	$51,646	$128,182	$93,393	$1,495,836	$(252,982)

Investment Activity:	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS	DFVIS
Reinvested dividends	$52,766	$16,665	$102,280	$1,036	$20,459	$7,639	$72,503	$21,528
Asset charges (note 3)	(2,123)	(5,417)	-	(2,016)	(2,717)	(3,417)	(33,427)	(1,418)

Net investment income (loss)	50,643	11,248	102,280	(980)	17,742	4,222	39,076	20,110

Realized gain (loss) on investments	(26,364)	335,732	(62,239)	(25,844)	34,305	(26,217)	3,457	(11,293)
Change in unrealized gain (loss) on investments	(182,132)	(429,169)	(657,456)	10,700	(394,395)	(221,696)	(2,588,514)	(81,358)

Net gain (loss) on investments	(208,496)	(93,437)	(719,695)	(15,144)	(360,090)	(247,913)	(2,585,057)	(92,651)

Reinvested capital gains	25,185	104,072	530,085	9,344	394,807	26,736	1,626,973	33,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(132,668)	$21,883	$(87,330)	$(6,780)	$52,459	$(216,955)	$(919,008)	$(39,239)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DFVUTV	DSIF	DSRG	ETVFR	FTVGB1	GVGMNS	IVKMG1	IVBRA1
Reinvested dividends	$27,378	$7,829,307	$132,971	$2,244,119	$903,603	$23	$-	$26,252
Asset charges (note 3)	(2,808)	(634,759)	(1,599)	(90,832)	(24,375)	-	(3,982)	-

Net investment income (loss)	24,570	7,194,548	131,372	2,153,287	879,228	23	(3,982)	26,252

Realized gain (loss) on investments	(16,221)	29,566,708	777,547	(253,501)	(289,149)	924	493,195	(5,320)
Change in unrealized gain (loss) on investments	(316,451)	(44,641,970)	(2,951,356)	(2,614,256)	(1,180,828)	(3,049)	(808,966)	(105,893)

Net gain (loss) on investments	(332,672)	(15,075,262)	(2,173,809)	(2,867,757)	(1,469,977)	(2,125)	(315,771)	(111,213)

Reinvested capital gains	142,051	11,749,112	1,668,105	-	56,886	577	381,271	54,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(166,051)	$3,868,398	$(374,332)	$(714,470)	$(533,863)	$(1,525)	$61,518	$(30,314)

Investment Activity:	JPMMV1	JPSCE1	JABS	JAFBS	JACAS	JAGTS	JAIGS	JAMVS
Reinvested dividends	$116,554	$-	$440,519	$205,365	$578,109	$124,760	$129,543	$21,499
Asset charges (note 3)	(24,796)	(27)	(47,522)	(22,077)	(33,329)	(5,473)	(14,224)	(4,137)

Net investment income (loss)	91,758	(27)	392,997	183,288	544,780	119,287	115,319	17,362

Realized gain (loss) on investments	444,429	33	669,691	2,566	587,908	1,721,783	(2,781,891)	(35,634)
Change in unrealized gain (loss) on investments	(1,827,990)	(109)	(1,831,608)	(311,186)	(5,087,638)	(3,154,269)	(240,479)	(265,831)

Net gain (loss) on investments	(1,383,561)	(76)	(1,161,917)	(308,620)	(4,499,730)	(1,432,486)	(3,022,370)	(301,465)

Reinvested capital gains	890,570	-	806,630	38,354	9,050,213	2,055,008	798,169	205,362

Net increase (decrease) in contract owners’ equity resulting from operations	$(401,233)	$(103)	$37,710	$(86,978)	$5,095,263	$741,809	$(2,108,882)	$(78,741)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	LZREMS	LOVBD	LOVMCV	LOVTRC	MVBRES	MV2IGI	MV2RIS	MNDIC
Reinvested dividends	$342,159	$12,866	$633	$178,080	$6,897	$16,130	$54,921	$-
Asset charges (note 3)	(57,219)	(302)	(1,213)	(3,802)	(663)	-	(5,560)	-

Net investment income (loss)	284,940	12,564	(580)	174,278	6,234	16,130	49,361	-

Realized gain (loss) on investments	(526,065)	970	264,419	(494)	(25,354)	(28,691)	(7,975)	(29,785)
Change in unrealized gain (loss) on investments	(5,757,125)	(23,178)	(249,505)	(216,048)	(32,654)	(223,180)	(329,223)	13,815

Net gain (loss) on investments	(6,283,190)	(22,208)	14,914	(216,542)	(58,008)	(251,871)	(337,198)	(15,970)

Reinvested capital gains	71,651	438	6,367	648	40,193	189,434	25,635	13,818

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,926,599)	$(9,206)	$20,701	$(41,616)	$(11,581)	$(46,307)	$(262,202)	$(2,152)

Investment Activity:	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG
Reinvested dividends	$-	$227,749	$615,038	$1,316,518	$58,377	$1,891,814	$113,863	$-
Asset charges (note 3)	(1,229)	-	(61,177)	(151,186)	-	(36,344)	(11,363)	(25,778)

Net investment income (loss)	(1,229)	227,749	553,861	1,165,332	58,377	1,855,470	102,500	(25,778)

Realized gain (loss) on investments	(161,597)	600,394	2,356,957	3,129,919	24,278	(253,777)	137,343	404,517
Change in unrealized gain (loss) on investments	152,204	(1,472,583)	(4,929,014)	(1,337,403)	(94,256)	(1,929,212)	(327,136)	(2,908,765)

Net gain (loss) on investments	(9,393)	(872,189)	(2,572,057)	1,792,516	(69,978)	(2,182,989)	(189,793)	(2,504,248)

Reinvested capital gains	17,138	571,554	1,733,837	753,330	-	-	-	1,892,001

Net increase (decrease) in contract owners’ equity resulting from operations	$6,516	$(72,886)	$(284,359)	$3,711,178	$(11,601)	$(327,519)	$(87,293)	$(638,025)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVEG	MSVRE	IDPG	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$-	$272,031	$821	$580	$1,782,388	$509,876	$920,371	$117,552
Asset charges (note 3)	(2,889)	(43,858)	-	-	(145,791)	(28,083)	-	-

Net investment income (loss)	(2,889)	228,173	821	580	1,636,597	481,793	920,371	117,552

Realized gain (loss) on investments	77,818	1,866,918	(41)	(141)	(23,044)	(326,095)	797,905	359,686
Change in unrealized gain (loss) on investments	(109,131)	(1,665,444)	(3,568)	(2,468)	(3,064,290)	(335,354)	(8,168,940)	(736,288)

Net gain (loss) on investments	(31,313)	201,474	(3,609)	(2,609)	(3,087,334)	(661,449)	(7,371,035)	(376,602)

Reinvested capital gains	175,597	-	-	-	955,281	-	4,779,006	364,806

Net increase (decrease) in contract owners’ equity resulting from operations	$141,395	$429,647	$(2,788)	$(2,029)	$(495,456)	$(179,656)	$(1,671,658)	$105,756

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$20,782	$50,419	$68,120	$26,525	$1,129,334	$110,602	$98,593	$575
Asset charges (note 3)	-	-	-	-	(18,525)	(9,118)	(13,422)	-

Net investment income (loss)	20,782	50,419	68,120	26,525	1,110,809	101,484	85,171	575

Realized gain (loss) on investments	11,121	215,150	622,304	242,222	(322,084)	(20,731)	335,160	12,875
Change in unrealized gain (loss) on investments	(35,615)	(564,797)	(338,258)	(441,408)	(1,573,157)	(2,228,621)	(1,973,168)	(27,123)

Net gain (loss) on investments	(24,494)	(349,647)	284,046	(199,186)	(1,895,241)	(2,249,352)	(1,638,008)	(14,248)

Reinvested capital gains	638	699,828	250,621	214,130	201,950	-	715,461	8,061

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,074)	$400,600	$602,787	$41,469	$(582,482)	$(2,147,868)	$(837,376)	$(5,612)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$121,719	$2,461	$95,095	$4,745,388	$177,206	$88,846	$212,909	$227,542
Asset charges (note 3)	-	-	(174)	(167,071)	(523)	(625)	(383)	(499)

Net investment income (loss)	121,719	2,461	94,921	4,578,317	176,683	88,221	212,526	227,043

Realized gain (loss) on investments	421,357	7,480	262,450	460,379	418,112	(28,414)	244,372	157,741
Change in unrealized gain (loss) on investments	(2,058,459)	(60,802)	(659,139)	(13,401,114)	(994,295)	(178,676)	(945,306)	(1,211,324)

Net gain (loss) on investments	(1,637,102)	(53,322)	(396,689)	(12,940,735)	(576,183)	(207,090)	(700,934)	(1,053,583)

Reinvested capital gains	1,364,862	51,609	265,482	6,327,978	374,005	116,071	418,690	704,360

Net increase (decrease) in contract owners’ equity resulting from operations	$(150,521)	$748	$(36,286)	$(2,034,440)	$(25,495)	$(2,798)	$(69,718)	$(122,180)

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA
Reinvested dividends	$127,097	$31,119	$45,283	$1,543,625	$990,882	$59,774	$72,645	$322,941
Asset charges (note 3)	(1,194)	-	-	(86,825)	(74,415)	(2,263)	(3,096)	(7,908)

Net investment income (loss)	125,903	31,119	45,283	1,456,800	916,467	57,511	69,549	315,033

Realized gain (loss) on investments	52,192	(20,738)	11,348	1,961,336	(1,147,822)	970,194	(14,940)	1,672,651
Change in unrealized gain (loss) on investments	(445,501)	(34,232)	(85,502)	(2,665,260)	198,899	(2,302,463)	(84,619)	(2,196,869)

Net gain (loss) on investments	(393,309)	(54,970)	(74,154)	(703,924)	(948,923)	(1,332,269)	(99,559)	(524,218)

Reinvested capital gains	187,946	6,921	21,321	-	-	2,060,769	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,460)	$(16,930)	$(7,550)	$752,876	$(32,456)	$786,011	$(30,010)	$(209,185)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$26,096	$11,651	$179,692	$1,073,135	$1,261,743	$267,571	$993,914	$-
Asset charges (note 3)	-	-	(7,656)	(19,423)	(27,865)	(3,211)	(105,677)	(951)

Net investment income (loss)	26,096	11,651	172,036	1,053,712	1,233,878	264,360	888,237	(951)

Realized gain (loss) on investments	99,252	14,466	45,800	4,105,563	837,951	605,046	4,293,344	-
Change in unrealized gain (loss) on investments	(178,091)	(58,470)	(519,493)	(7,970,940)	(4,178,965)	(1,663,219)	(13,288,336)	-

Net gain (loss) on investments	(78,839)	(44,004)	(473,693)	(3,865,377)	(3,341,014)	(1,058,173)	(8,994,992)	-

Reinvested capital gains	40,642	26,565	330,282	2,652,853	1,569,710	805,499	5,707,304	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,101)	$(5,788)	$28,625	$(158,812)	$(537,426)	$11,686	$(2,399,451)	$(951)

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$-	$116,752	$63,174	$55,552	$198,419	$-	$14,834	$159,266
Asset charges (note 3)	(333,343)	-	-	(1,476)	(2,799)	(2,668)	(1,740)	-

Net investment income (loss)	(333,343)	116,752	63,174	54,076	195,620	(2,668)	13,094	159,266

Realized gain (loss) on investments	-	(112,543)	(96,999)	526,118	380,083	1,304,061	(67,180)	907,384
Change in unrealized gain (loss) on investments	-	(1,031,137)	(245,562)	(1,170,396)	(1,926,947)	(6,571,225)	(92,666)	(2,935,360)

Net gain (loss) on investments	-	(1,143,680)	(342,561)	(644,278)	(1,546,864)	(5,267,164)	(159,846)	(2,027,976)

Reinvested capital gains	-	962,551	-	981,251	766,122	5,086,876	113,872	1,496,109

Net increase (decrease) in contract owners’ equity resulting from operations	$(333,343)	$(64,377)	$(279,387)	$391,049	$(585,122)	$(182,956)	$(32,880)	$(372,601)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3
Reinvested dividends	$-	285,278	164,857	238,869	293,564	26,477	817,039	13,507
Asset charges (note 3)	(6,404)	(15,499)	(36,875)	(4,406)	(39,589)	-	-	-

Net investment income (loss)	(6,404)	269,779	127,982	234,463	253,975	26,477	817,039	13,507

Realized gain (loss) on investments	1,371,082	1,255,158	3,315,212	82,367	(109,093)	(1,620)	3,923,741	18,772
Change in unrealized gain (loss) on investments	(3,157,385)	(7,772,252)	(8,582,517)	(656,344)	(115,239)	(32,287)	(17,835,435)	(100,572)

Net gain (loss) on investments	(1,786,303)	(6,517,094)	(5,267,305)	(573,977)	(224,332)	(33,907)	(13,911,694)	(81,800)

Reinvested capital gains	1,895,359	3,832,274	4,454,708	-	-	-	19,631,603	28,883

Net increase (decrease) in contract owners’ equity resulting from operations	$102,652	$(2,415,041)	$(684,615)	$(339,514)	$29,643	$(7,430)	$6,536,948	$(39,410)

Investment Activity:	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3	NOTMG3
Reinvested dividends	$178,692	$956,586	$779	$115	$3,277	$62,071	$421	$1
Asset charges (note 3)	(1,175)	(19,379)	-	-	-	-	-	-

Net investment income (loss)	177,517	937,207	779	115	3,277	62,071	421	1

Realized gain (loss) on investments	518,363	60,266	(55)	(18)	(3,141)	63,366	(81)	(6)
Change in unrealized gain (loss) on investments	(1,429,961)	(8,475,822)	(3,018)	(204)	(33,556)	(141,305)	(3,704)	(280)

Net gain (loss) on investments	(911,598)	(8,415,556)	(3,073)	(222)	(36,697)	(77,939)	(3,785)	(286)

Reinvested capital gains	-	5,329,680	1,517	36	20,782	39,810	840	2

Net increase (decrease) in contract owners’ equity resulting from operations	$(734,081)	$(2,148,669)	$(777)	$(71)	$(12,638)	$23,942	$(2,524)	$(283)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ALVGIA	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$347,817	$215,106	$154,319	$-	$428,075	$241,073	$7,528	$220,335
Asset charges (note 3)	(45,593)	(14,188)	(16,663)	(1,383)	(8,397)	-	(4,023)	(8,073)

Net investment income (loss)	302,224	200,918	137,656	(1,383)	419,678	241,073	3,505	212,262

Realized gain (loss) on investments	2,802,381	186,636	596,243	128,696	851,186	(639,745)	275,464	837,810
Change in unrealized gain (loss) on investments	(2,681,596)	(204,444)	(4,989,028)	(175,817)	(4,205,843)	123,310	(294,239)	(1,860,368)

Net gain (loss) on investments	120,785	(17,808)	(4,392,785)	(47,121)	(3,354,657)	(516,435)	(18,775)	(1,022,558)

Reinvested capital gains	-	-	3,136,679	40,745	1,774,328	-	-	591,112

Net increase (decrease) in contract owners’ equity resulting from operations	$423,009	$183,110	$(1,118,450)	$(7,759)	$(1,160,651)	$(275,362)	$(15,270)	$(219,184)

Investment Activity:	ACVU1	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB
Reinvested dividends	$6,746	$506,561	$22,856	$667,449	$404,067	$-	$118,965	$-
Asset charges (note 3)	(2,577)	(45,432)	(7,362)	(167,400)	(13,147)	-	(10,331)	(656)

Net investment income (loss)	4,169	461,129	15,494	500,049	390,920	-	108,634	(656)

Realized gain (loss) on investments	398,710	3,154,136	198,637	6,601,408	1,918,192	92,242	247,961	30,987
Change in unrealized gain (loss) on investments	(428,278)	(4,474,016)	(875,105)	(15,200,764)	(4,071,115)	(129,288)	(461,605)	(57,660)

Net gain (loss) on investments	(29,568)	(1,319,880)	(676,468)	(8,599,356)	(2,152,923)	(37,046)	(213,644)	(26,673)

Reinvested capital gains	145,277	-	596,636	5,950,257	1,203,674	15,609	-	26,754

Net increase (decrease) in contract owners’ equity resulting from operations	$119,878	$(858,751)	$(64,338)	$(2,149,050)	$(558,329)	$(21,437)	$(105,010)	$(575)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVSLVB	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$1,638	$12,215	$1,010,199	$330,187	$69,431	$1,838,693	$38,950	$498,553
Asset charges (note 3)	(355)	-	(24,535)	(95,922)	-	(33,976)	(912)	(43,101)

Net investment income (loss)	1,283	12,215	985,664	234,265	69,431	1,804,717	38,038	455,452

Realized gain (loss) on investments	5,181	(5,098)	67,659	9,664,141	(355,513)	2,980,977	73,170	328,768
Change in unrealized gain (loss) on investments	(24,268)	(55,868)	(1,139,269)	(14,401,641)	(1,512,594)	(13,017,860)	(116,011)	(1,032,078)

Net gain (loss) on investments	(19,087)	(60,966)	(1,071,610)	(4,737,500)	(1,868,107)	(10,036,883)	(42,841)	(703,310)

Reinvested capital gains	6,415	1,024	-	5,099,951	212,716	5,673,847	6,570	119,356

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,389)	$(47,727)	$(85,946)	$596,716	$(1,585,960)	$(2,558,319)	$1,767	$(128,502)

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS
Reinvested dividends	$216,078	$21,510	$187	$143,873	$894,809	$928,987	$4,353,573	$179,837
Asset charges (note 3)	(14,405)	(2,562)	(2,701)	(71,538)	(15,817)	(95,180)	(279,290)	(41,748)

Net investment income (loss)	201,673	18,948	(2,514)	72,335	878,992	833,807	4,074,283	138,089

Realized gain (loss) on investments	310,788	9,315	1,000,287	4,135,585	(64,469)	2,422,243	(523,374)	1,457,252
Change in unrealized gain (loss) on investments	(700,905)	(37,989)	(905,602)	(909,306)	(1,507,420)	(2,744,568)	(5,318,505)	(8,149,939)

Net gain (loss) on investments	(390,117)	(28,674)	94,685	3,226,279	(1,571,889)	(322,325)	(5,841,879)	(6,692,687)

Reinvested capital gains	66,107	1,706	51,369	2,753,757	-	23,251	127,077	6,009,549

Net increase (decrease) in contract owners’ equity resulting from operations	$(122,337)	$(8,020)	$143,540	$6,052,371	$(692,897)	$534,733	$(1,640,519)	$(545,049)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI
Reinvested dividends	$240,801	$38,652	$3,016	$191,559	$247,885	$110,175	$303,078	$269,461
Asset charges (note 3)	(7,500)	(1,369)	(270)	(22,957)	(30,580)	(15,231)	-	-

Net investment income (loss)	233,301	37,283	2,746	168,602	217,305	94,944	303,078	269,461

Realized gain (loss) on investments	847,327	1,041,060	193	181,306	467,557	439,019	67,282	712,132
Change in unrealized gain (loss) on investments	(1,453,059)	(1,184,629)	(5,727)	(454,356)	(833,914)	(620,117)	(831,478)	(3,179,153)

Net gain (loss) on investments	(605,732)	(143,569)	(5,534)	(273,050)	(366,357)	(181,098)	(764,196)	(2,467,021)

Reinvested capital gains	18,961	4,120	361	54,176	73,306	43,025	-	1,677,113

Net increase (decrease) in contract owners’ equity resulting from operations	$(353,470)	$(102,166)	$(2,427)	$(50,272)	$(75,746)	$(43,129)	$(461,118)	$(520,447)

Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$89,263	$68,829	$61,370	$60,438	$42,124	$817,731	$909,052	$21,227
Asset charges (note 3)	-	(22,557)	(1,180)	-	-	(43,999)	(3,036)	-

Net investment income (loss)	89,263	46,272	60,190	60,438	42,124	773,732	906,016	21,227

Realized gain (loss) on investments	773,780	431,175	(15,121)	(251,045)	4,703	371,073	(173,148)	(20,790)
Change in unrealized gain (loss) on investments	(2,976,841)	(2,843,013)	(344,491)	(778,823)	(152,028)	(3,642,164)	(1,295,522)	(48,744)

Net gain (loss) on investments	(2,203,061)	(2,411,838)	(359,612)	(1,029,868)	(147,325)	(3,271,091)	(1,468,670)	(69,534)

Reinvested capital gains	1,416,193	1,582,970	123,517	384,881	39,502	835,214	59,042	1,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(697,605)	$(782,596)	$(175,905)	$(584,549)	$(65,699)	$(1,662,145)	$(503,612)	$(47,146)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVMCE	GVCSE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP	AMCG
Reinvested dividends	$177,338	$209	$-	$-	$-	$52,226	$7,713	$-
Asset charges (note 3)	(120,112)	(109)	(3,582)	(24,439)	(20,487)	-	(1,769)	(5,894)

Net investment income (loss)	57,226	100	(3,582)	(24,439)	(20,487)	52,226	5,944	(5,894)

Realized gain (loss) on investments	6,311,028	(4,040)	(165,353)	(75,569)	359,343	(73,598)	(180,544)	(293,173)
Change in unrealized gain (loss) on investments	(14,080,635)	(5,177)	(60,394)	(650,497)	(1,586,865)	26,717	(140,305)	119,501

Net gain (loss) on investments	(7,769,607)	(9,217)	(225,747)	(726,066)	(1,227,522)	(46,881)	(320,849)	(173,672)

Reinvested capital gains	3,193,109	8,843	119,074	250,052	783,787	-	269,213	223,112

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,519,272)	$(274)	$(110,255)	$(500,453)	$(464,222)	$5,345	$(45,692)	$43,546

Investment Activity:	AMMCGS	AMTP	AMRI	AMSRS	OVGR	OVGS	OVIG	OVGI
Reinvested dividends	$-	$5,502	$41,332	$11,634	$13,318	$986,450	$60,570	$294,352
Asset charges (note 3)	(22)	(658)	(13,037)	-	(32,321)	(94,635)	(11,606)	(11,837)

Net investment income (loss)	(22)	4,844	28,295	11,634	(19,003)	891,815	48,964	282,515

Realized gain (loss) on investments	(14,902)	65,034	48,757	276,438	1,631,191	6,866,639	(40,431)	971,051
Change in unrealized gain (loss) on investments	(45,608)	(192,795)	(637,790)	(483,836)	(3,585,060)	(9,612,017)	(311,357)	(4,973,461)

Net gain (loss) on investments	(60,510)	(127,761)	(589,033)	(207,398)	(1,953,869)	(2,745,378)	(351,788)	(4,002,410)

Reinvested capital gains	-	55,600	123,169	183,936	2,549,306	4,917,842	369,692	4,806,256

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,532)	$(67,317)	$(437,569)	$(11,828)	$576,434	$3,064,279	$66,868	$1,086,361

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA
Reinvested dividends	$58,791	$-	$1,300,440	$810,598	$1,350	$21,591	$56,057	$1,770,271
Asset charges (note 3)	-	(11,928)	-	(50,825)	-	(1,128)	(6,644)	(107,180)

Net investment income (loss)	58,791	(11,928)	1,300,440	759,773	1,350	20,463	49,413	1,663,091

Realized gain (loss) on investments	434,129	1,423,445	(421,949)	(1,140,261)	(9,415)	(44,538)	87,015	(420,973)
Change in unrealized gain (loss) on investments	(1,865,155)	(2,011,294)	(1,400,706)	(1,813,156)	(7,630)	(82,502)	(168,979)	(1,114,082)

Net gain (loss) on investments	(1,431,026)	(587,849)	(1,822,655)	(2,953,417)	(17,045)	(127,040)	(81,964)	(1,535,055)

Reinvested capital gains	970,386	2,382,946	-	-	-	5,347	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(401,849)	$1,783,169	$(522,215)	$(2,193,644)	$(15,695)	$(101,230)	$(32,551)	$128,036

Investment Activity:	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVTVB
Reinvested dividends	$2,884,153	$4,884,534	$28,660	$239,970	$18,519	$13,129	$6,643	$17,063
Asset charges (note 3)	(164,902)	(214,796)	(487)	(9,141)	-	-	(1,851)	-

Net investment income (loss)	2,719,251	4,669,738	28,173	230,829	18,519	13,129	4,792	17,063

Realized gain (loss) on investments	(3,429,599)	(2,325,675)	(143,169)	(333,262)	64,016	58,197	(70,712)	58,525
Change in unrealized gain (loss) on investments	(1,159,640)	(1,948,588)	(86,496)	(250,895)	(163,319)	(73,704)	(62,090)	(393,229)

Net gain (loss) on investments	(4,589,239)	(4,274,263)	(229,665)	(584,157)	(99,303)	(15,507)	(132,802)	(334,704)

Reinvested capital gains	-	956,880	96,814	176,411	-	-	88,346	233,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,869,988)	$1,352,355	$(104,678)	$(176,917)	$(80,784)	$(2,378)	$(39,664)	$(84,391)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE	ROCMC
Reinvested dividends	$148,678	$-	$11,093	$789,101	$694,337	$1,460	$-	$-
Asset charges (note 3)	(12,536)	-	(541)	(31,422)	(115,443)	(752)	(253)	(18,834)

Net investment income (loss)	136,142	-	10,552	757,679	578,894	708	(253)	(18,834)

Realized gain (loss) on investments	150,165	50,542	66,450	(60,012)	3,810,415	(14,751)	(21,332)	(124,506)
Change in unrealized gain (loss) on investments	(1,239,878)	(5,413)	(132,970)	(1,152,971)	(5,901,229)	(38,348)	(43,040)	(1,541,321)

Net gain (loss) on investments	(1,089,713)	45,129	(66,520)	(1,212,983)	(2,090,814)	(53,099)	(64,372)	(1,665,827)

Reinvested capital gains	772,632	5,791	31,138	-	-	39,216	42,403	446,667

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,939)	$50,920	$(24,830)	$(455,304)	$(1,511,920)	$(13,175)	$(22,222)	$(1,237,994)

Investment Activity:	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP
Reinvested dividends	$5,292	$1,015,760	$-	$257,265	$-	$-	$61,412	$-
Asset charges (note 3)	-	(146,656)	(38,827)	(54,950)	(58,571)	(82,814)	(7,164)	(62,903)

Net investment income (loss)	5,292	869,104	(38,827)	202,315	(58,571)	(82,814)	54,248	(62,903)

Realized gain (loss) on investments	28,794	6,969,013	4,087,794	(101,809)	5,240,635	2,310,271	(125,093)	1,409,080
Change in unrealized gain (loss) on investments	(21,158)	(14,033,326)	(2,725,705)	(96,311)	(6,026,438)	(2,590,922)	(216,742)	1,993,768

Net gain (loss) on investments	7,636	(7,064,313)	1,362,089	(198,120)	(785,803)	(280,651)	(341,835)	3,402,848

Reinvested capital gains	-	1,216,426	2,580,507	-	2,808,783	4,090,222	266,599	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,928	$(4,978,783)	$3,903,769	$4,195	$1,964,409	$3,726,757	$(20,988)	$3,339,945

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWEM	VWHA	VVB	VVCG	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$72,781	$8,856	$199,359	$-	$381,725	$73,596	$197,673	$171,972
Asset charges (note 3)	(10,207)	(45,405)	(17,067)	(13,263)	(31,050)	(18,117)	(53,771)	(19,272)

Net investment income (loss)	62,574	(36,549)	182,292	(13,263)	350,675	55,479	143,902	152,700

Realized gain (loss) on investments	(579,295)	(2,353,188)	253,999	43	708,830	193,527	814,562	233,365
Change in unrealized gain (loss) on investments	(1,865,592)	(7,885,482)	(881,341)	105,878	(2,447,870)	(836,825)	(2,777,348)	(600,317)

Net gain (loss) on investments	(2,444,887)	(10,238,670)	(627,342)	105,921	(1,739,040)	(643,298)	(1,962,786)	(366,952)

Reinvested capital gains	718,177	-	394,520	-	986,258	60,454	885,839	325,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,664,136)	$(10,275,219)	$(50,530)	$92,658	$(402,107)	$(527,365)	$(933,045)	$111,193

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$87,297	$16,153	$378,825	$48,843	$4,755	$2,563,407	$-	$89,812
Asset charges (note 3)	(10,643)	(9,022)	(42,189)	(8,564)	(8,175)	(61,530)	(13,780)	(6,585)

Net investment income (loss)	76,654	7,131	336,636	40,279	(3,420)	2,501,877	(13,780)	83,227

Realized gain (loss) on investments	(37,140)	(22,409)	(157,341)	62,495	(2,557)	(832,503)	(5,105)	236,892
Change in unrealized gain (loss) on investments	5,979	(660,162)	(341,604)	(3,819,448)	(510,609)	(4,694,091)	(928,712)	(870,992)

Net gain (loss) on investments	(31,161)	(682,571)	(498,945)	(3,756,953)	(513,166)	(5,526,594)	(933,817)	(634,100)

Reinvested capital gains	886	513,177	71,030	2,345,337	525,750	435,234	490,678	857,574

Net increase (decrease) in contract owners’ equity resulting from operations	$46,379	$(162,263)	$(91,279)	$(1,371,337)	$9,164	$(2,589,483)	$(456,919)	$306,701

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG	MIGIC	FHISR	MVRISC	FOSR
Reinvested dividends	$-	$-	$11,679	$-	$28,322	$10,244	$75,242	$-
Asset charges (note 3)	(23,249)	(19,554)	(20,216)	(9,794)	-	-	(1,714)	-

Net investment income (loss)	(23,249)	(19,554)	(8,537)	(9,794)	28,322	10,244	73,528	-

Realized gain (loss) on investments	645,325	929,488	1,706,484	379,829	738,759	23,462	373,021	2,938,980
Change in unrealized gain (loss) on investments	(1,996,424)	(3,499,131)	(2,911,383)	(1,417,695)	(1,017,898)	152,161	(248,986)	(1,887,078)

Net gain (loss) on investments	(1,351,099)	(2,569,643)	(1,204,899)	(1,037,866)	(279,139)	175,623	124,035	1,051,902

Reinvested capital gains	932,305	2,319,407	935,022	824,663	297,947	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(442,043)	$(269,790)	$(278,414)	$(222,997)	$47,130	$185,867	$197,563	$1,051,902

Investment Activity:	AMFAS
Reinvested dividends	$-
Asset charges (note 3)	(563)

Net investment income (loss)	(563)

Realized gain (loss) on investments	(216,041)
Change in unrealized gain (loss) on investments	(56,197)

Net gain (loss) on investments	(272,238)

Reinvested capital gains	260,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,404)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAA		ACVIP1		AMVAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73,565,886	$69,175,816	$552	$293	$123,750	$7,374	$72,606	$41,718
Realized gain (loss) on investments	157,541,808	164,268,990	634	11,869	(40,592)	(2,979)	77,689	408,358
Change in unrealized gain (loss) on investments	(475,204,916)	(131,795,881)	(3,333)	(6,662)	(365,402)	(4,858)	(432,377)	(479,810)
Reinvested capital gains	206,683,439	156,000,821	1,108	2,030	-	13,501	333,728	217,971

Net increase (decrease) in contract owners’ equity resulting from operations	(37,413,783)	257,649,746	(1,039)	7,530	(282,244)	13,038	51,646	188,237

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230,175,856	236,172,929	6,669	5,923	4,587	18,691	348,568	255,811
Transfers between funds	-	-	20,242	(140,452)	4,969,655	422,500	1,798,242	340,345
Surrenders (note 6)	(261,930,075)	(242,494,312)	(710)	-	(15,845)	(14)	(45,336)	(1,521,482)
Death Benefits (note 4)	(21,800,687)	(23,966,871)	-	-	(5)	-	(31,992)	-
Net policy repayments (loans) (note 5)	(7,475,773)	(10,167,050)	(30)	-	(3,332)	-	(27,774)	(43,870)
Deductions for surrender charges (note 2d)	(117,645)	(359,613)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,812,060)	(107,404,127)	(5,855)	(4,568)	(41,151)	(9,411)	(87,962)	(61,448)
Asset charges (note 3):
FPVUL & VEL contracts	(5,536,627)	(5,763,905)	(281)	(332)	(98)	(14)	(1,403)	(1,122)
MSP contracts	(294,944)	(303,965)	-	-	-	-	-	-
SL contracts or LSFP contracts	(703,206)	(711,618)	-	-	-	-	-	-
Adjustments to maintain reserves	8,440	42,074	5	8	(768)	1,917	(2)	14

Net equity transactions	(175,486,721)	(154,956,458)	20,040	(139,421)	4,913,043	433,669	1,952,341	(1,031,752)

Net change in contract owners’ equity	(212,900,504)	102,693,288	19,001	(131,891)	4,630,799	446,707	2,003,987	(843,515)
Contract owners’ equity beginning of period	4,739,882,176	4,637,188,888	45,805	177,696	849,750	403,043	3,163,145	4,006,660

Contract owners’ equity end of period	$4,526,981,672	$4,739,882,176	$64,806	$45,805	$5,480,549	$849,750	$5,167,132	$3,163,145

CHANGES IN UNITS:
Beginning units	251,462,059	250,893,361	3,808	15,430	89,451	43,953	219,500	293,121
Units purchased	46,460,532	65,435,424	2,252	835	561,286	46,488	150,977	44,305
Units redeemed	(48,116,824)	(64,866,726)	(613)	(12,457)	(57,847)	(990)	(15,848)	(117,926)

Ending units	249,805,767	251,462,059	5,447	3,808	592,890	89,451	354,629	219,500

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,133,237	$1,126,946	$(4,302)	$(2,430)	$58,715	$141,725	$67,183	$53,336
Realized gain (loss) on investments	(10,918)	116	284,933	266,876	4,209,138	941,972	176,738	193,992
Change in unrealized gain (loss) on investments	(2,381,044)	(962,810)	(312,589)	(220,582)	(6,136,457)	(319,946)	(773,619)	(384,005)
Reinvested capital gains	1,386,907	23	125,351	12,354	3,364,440	1,199,477	276,716	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,182	164,275	93,393	56,218	1,495,836	1,963,228	(252,982)	(136,677)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	737	3,305	143,033	109,646	636,096	585,106	858,836	650,131
Transfers between funds	3,577	70,884,778	(964,330)	(21,390)	(8,729,499)	(688,929)	631,694	769,397
Surrenders (note 6)	(41,665)	(702)	(205,389)	(36,383)	(441,281)	(316,220)	(551,918)	(30,493)
Death Benefits (note 4)	-	(846)	(3,934)	(5,065)	(62,232)	(51,152)	(22,950)	(2,344)
Net policy repayments (loans) (note 5)	(353)	(8,720)	(6,588)	(128)	(6,598)	(40,511)	585	(161)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(637,156)	(104,838)	(23,066)	(30,518)	(275,499)	(287,046)	(98,310)	(70,671)
Asset charges (note 3):
FPVUL & VEL contracts	(40)	(85)	(132)	(278)	(69)	(10)	(256)	(178)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	23	7	(9)	(5)	(4)	(11)	(23)	(7)

Net equity transactions	(674,877)	70,772,899	(1,060,415)	15,879	(8,879,086)	(798,773)	817,658	1,315,674

Net change in contract owners’ equity	(546,695)	70,937,174	(967,022)	72,097	(7,383,250)	1,164,455	564,676	1,178,997
Contract owners’ equity beginning of period	71,011,198	74,024	2,511,188	2,439,091	24,825,384	23,660,929	4,678,454	3,499,457

Contract owners’ equity end of period	$70,464,503	$71,011,198	$1,544,166	$2,511,188	$17,442,134	$24,825,384	$5,243,130	$4,678,454

CHANGES IN UNITS:
Beginning units	5,686,802	6,226	204,209	202,172	1,698,415	1,752,402	430,497	312,711
Units purchased	358	5,690,932	19,573	45,182	75,203	75,936	138,452	129,417
Units redeemed	(53,934)	(10,356)	(98,159)	(43,145)	(653,359)	(129,923)	(62,486)	(11,631)

Ending units	5,633,226	5,686,802	125,623	204,209	1,120,259	1,698,415	506,463	430,497

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVHYI		MLVLC2		MLVGA2		CVSPIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$50,643	$6,501	$11,248	$16,954	$102,280	$228,678	$(980)	$6,913
Realized gain (loss) on investments	(26,364)	(1)	335,732	213,602	(62,239)	106,099	(25,844)	174
Change in unrealized gain (loss) on investments	(182,132)	(11,348)	(429,169)	(252,528)	(657,456)	(977,571)	10,700	(23,623)
Reinvested capital gains	25,185	2,610	104,072	337,641	530,085	846,120	9,344	37,320

Net increase (decrease) in contract owners’ equity resulting from operations	(132,668)	(2,238)	21,883	315,669	(87,330)	203,326	(6,780)	20,784

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85	-	221,265	118,739	486,677	542,862	31,176	-
Transfers between funds	3,364,781	501,787	(913,294)	(191,876)	(497,833)	786,293	94,887	432,164
Surrenders (note 6)	-	-	(176,386)	(2,660)	(588,687)	(326,661)	-	-
Death Benefits (note 4)	(2)	-	(255)	(6,594)	(17,787)	(3,520)	-	-
Net policy repayments (loans) (note 5)	-	-	(65,329)	(40,802)	(184,746)	(162,898)	(4,801)	-
Deductions for surrender charges (note 2d)	-	-	-	-	295	(107)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,499)	-	(46,064)	(42,614)	(425,844)	(395,318)	(12,910)	(1,022)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(282)	(315)	(31,541)	(30,377)	-	-
MSP contracts	-	-	-	-	(996)	(904)	-	-
SL contracts or LSFP contracts	-	-	-	-	(5,203)	(5,427)	-	-
Adjustments to maintain reserves	1,743	(4)	6	(17)	(1)	7	(11)	7

Net equity transactions	3,358,108	501,783	(980,339)	(166,139)	(1,265,666)	403,950	108,341	431,149

Net change in contract owners’ equity	3,225,440	499,545	(958,456)	149,530	(1,352,996)	607,276	101,561	451,933
Contract owners’ equity beginning of period	499,545	-	2,885,881	2,736,351	11,039,090	10,431,814	451,933	-

Contract owners’ equity end of period	$3,724,985	$499,545	$1,927,425	$2,885,881	$9,686,094	$11,039,090	$553,494	$451,933

CHANGES IN UNITS:
Beginning units	51,392	-	145,570	154,703	665,128	640,899	40,910	-
Units purchased	347,896	51,392	24,503	15,863	36,835	80,975	50,402	40,998
Units redeemed	(1,346)	-	(72,396)	(24,996)	(113,242)	(56,746)	(41,519)	(88)

Ending units	397,942	51,392	97,677	145,570	588,721	665,128	49,793	40,910

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DAVVL		DWVEMS		DWVSVS		DFVIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,742	$23,941	$4,222	$1,264	$39,076	$7,311	$20,110	$-
Realized gain (loss) on investments	34,305	104,347	(26,217)	3,847	3,457	574,571	(11,293)	-
Change in unrealized gain (loss) on investments	(394,395)	(537,504)	(221,696)	(106,929)	(2,588,514)	(987,218)	(81,358)	-
Reinvested capital gains	394,807	582,501	26,736	3,136	1,626,973	962,455	33,302	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,459	173,285	(216,955)	(98,682)	(919,008)	557,119	(39,239)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,324	237,703	526,550	424,361	1,233,125	614,538	(89)	-
Transfers between funds	(506,177)	(62,252)	632,664	434,132	(1,489,437)	3,124,620	1,107,002	-
Surrenders (note 6)	(35,568)	(65,043)	(3,306)	-	(354,359)	(169,859)	(38,599)	-
Death Benefits (note 4)	(9)	-	(16)	-	(29,778)	(22,967)	(2,581)	-
Net policy repayments (loans) (note 5)	(18,440)	(21,076)	(745)	-	61,833	(17,113)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,584)	(36,194)	(37,699)	(31,676)	(227,033)	(194,410)	(4,825)	-
Asset charges (note 3):
FPVUL & VEL contracts	(2,316)	(2,584)	(4)	(3)	(1,328)	(1,024)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(15)	1	(13)	(20)	(288)	(4)	-

Net equity transactions	(437,780)	50,539	1,117,445	826,801	(806,997)	3,333,497	1,060,904	-

Net change in contract owners’ equity	(385,321)	223,824	900,490	728,119	(1,726,005)	3,890,616	1,021,665	-
Contract owners’ equity beginning of period	2,888,623	2,664,799	1,148,980	420,861	14,786,804	10,896,188	-	-

Contract owners’ equity end of period	$2,503,302	$2,888,623	$2,049,470	$1,148,980	$13,060,799	$14,786,804	$1,021,665	$-

CHANGES IN UNITS:
Beginning units	219,468	214,206	110,505	37,049	1,035,605	804,104	-	-
Units purchased	11,992	35,230	125,606	76,259	132,415	315,265	110,690	-
Units redeemed	(44,177)	(29,968)	(4,275)	(2,803)	(187,862)	(83,764)	(4,737)	-

Ending units	187,283	219,468	231,836	110,505	980,158	1,035,605	105,953	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DFVUTV		DSIF		DSRG		ETVFR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,570	$-	$7,194,548	$6,329,048	$131,372	$130,283	$2,153,287	$1,607,063
Realized gain (loss) on investments	(16,221)	-	29,566,708	12,600,863	777,547	554,171	(253,501)	14,840
Change in unrealized gain (loss) on investments	(316,451)	-	(44,641,970)	25,451,260	(2,951,356)	42,892	(2,614,256)	(1,575,323)
Reinvested capital gains	142,051	-	11,749,112	4,302,749	1,668,105	858,879	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,051)	-	3,868,398	48,683,920	(374,332)	1,586,225	(714,470)	46,580

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(323)	-	15,346,063	15,161,188	675,825	734,687	283,477	457,558
Transfers between funds	2,228,929	-	16,884,811	28,695,837	(606,819)	152,139	(444,493)	41,628,564
Surrenders (note 6)	(78,101)	-	(19,087,452)	(10,898,444)	(709,318)	(835,854)	(1,210,455)	(159,888)
Death Benefits (note 4)	(5,227)	-	(1,250,584)	(3,263,570)	(252,148)	(38,505)	(34,286)	(11,025)
Net policy repayments (loans) (note 5)	-	-	(1,532,190)	535,516	68,378	15,302	(650,427)	(517)
Deductions for surrender charges (note 2d)	-	-	(4,481)	(6,204)	(50)	(27)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,663)	-	(9,373,668)	(8,662,526)	(678,052)	(678,461)	(776,341)	(474,054)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(435,953)	(444,718)	(51,543)	(53,563)	(438)	(320)
MSP contracts	-	-	(12,846)	(13,309)	(1,480)	(1,603)	-	-
SL contracts or LSFP contracts	-	-	(69,819)	(66,814)	(1,683)	(1,912)	-	-
Adjustments to maintain reserves	(5)	-	214	1,824	(385)	1,438	(496)	(73)

Net equity transactions	2,135,610	-	464,095	21,038,780	(1,557,275)	(706,359)	(2,833,459)	41,440,245

Net change in contract owners’ equity	1,969,559	-	4,332,493	69,722,700	(1,931,607)	879,866	(3,547,929)	41,486,825
Contract owners’ equity beginning of period	-	-	428,953,663	359,230,963	13,108,017	12,228,151	66,999,384	25,512,559

Contract owners’ equity end of period	$1,969,559	$-	$433,286,156	$428,953,663	$11,176,410	$13,108,017	$63,451,455	$66,999,384

CHANGES IN UNITS:
Beginning units	-	-	19,703,250	18,495,758	579,590	609,225	6,022,601	2,302,534
Units purchased	225,046	-	1,801,373	2,560,916	46,157	50,005	272,465	3,795,995
Units redeemed	(9,752)	-	(1,632,284)	(1,353,424)	(122,037)	(79,640)	(525,543)	(75,928)

Ending units	215,294	-	19,872,339	19,703,250	503,710	579,590	5,769,523	6,022,601

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVGB1		GVGMNS		IVKMG1		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$879,228	$429,386	$23	$15	$(3,982)	$(3,517)	$26,252	$-
Realized gain (loss) on investments	(289,149)	(45,831)	924	995	493,195	257,214	(5,320)	(77)
Change in unrealized gain (loss) on investments	(1,180,828)	(367,092)	(3,049)	(580)	(808,966)	98,049	(105,893)	(11,226)
Reinvested capital gains	56,886	-	577	344	381,271	-	54,647	8,315

Net increase (decrease) in contract owners’ equity resulting from operations	(533,863)	16,463	(1,525)	774	61,518	351,746	(30,314)	(2,988)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,145,793	806,237	1,285	1,959	201,155	145,854	19,819	684
Transfers between funds	2,146,536	11,555,040	(360)	(5,176)	496,502	876,549	271,965	400,155
Surrenders (note 6)	(1,109,483)	(282,316)	(8,390)	-	(499,996)	(569,942)	(9,718)	-
Death Benefits (note 4)	(2,105)	(5,592)	-	-	(3,491)	(5,032)	-	-
Net policy repayments (loans) (note 5)	(46,496)	781	(64)	35	(4,917)	(33,760)	(12,832)	681
Deductions for surrender charges (note 2d)	-	-	-	-	(80)	(1,052)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(184,568)	(103,776)	(1,603)	(1,970)	(123,824)	(116,698)	(13,297)	(1,434)
Asset charges (note 3):
FPVUL & VEL contracts	(2,186)	(1,014)	(141)	(189)	(9,811)	(9,551)	(1,956)	(249)
MSP contracts	-	-	-	-	(368)	(348)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,944)	(1,736)	-	-
Adjustments to maintain reserves	(7)	(41)	2	(6)	(1)	12	2	(1)

Net equity transactions	1,947,484	11,969,319	(9,271)	(5,347)	53,225	284,296	253,983	399,836

Net change in contract owners’ equity	1,413,621	11,985,782	(10,796)	(4,573)	114,743	636,042	223,669	396,848
Contract owners’ equity beginning of period	11,985,782	-	37,178	41,751	4,953,394	4,317,352	396,848	-

Contract owners’ equity end of period	$13,399,403	$11,985,782	$26,382	$37,178	$5,068,137	$4,953,394	$620,517	$396,848

CHANGES IN UNITS:
Beginning units	1,178,165	-	3,054	3,565	341,263	321,052	38,475	-
Units purchased	388,625	1,259,402	107	173	64,472	86,962	28,487	38,647
Units redeemed	(194,398)	(81,237)	(860)	(684)	(60,317)	(66,751)	(4,230)	(172)

Ending units	1,372,392	1,178,165	2,301	3,054	345,418	341,263	62,732	38,475

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JPSCE1		JABS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$91,758	$42,493	$(27)	$-	$392,997	$316,466	$183,288	$54,792
Realized gain (loss) on investments	444,429	355,721	33	-	669,691	348,980	2,566	3,400
Change in unrealized gain (loss) on investments	(1,827,990)	468,058	(109)	-	(1,831,608)	566,921	(311,186)	(43,993)
Reinvested capital gains	890,570	409,988	-	-	806,630	581,544	38,354	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401,233)	1,276,260	(103)	-	37,710	1,813,911	(86,978)	14,199

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,201,351	675,911	6,725	-	2,110,919	2,038,225	1,087,753	16,707
Transfers between funds	5,373,498	2,631,355	37,330	-	551,934	1,732,017	12,868,588	4,560,442
Surrenders (note 6)	(715,916)	(193,230)	-	-	(1,732,944)	(471,573)	(5,703,917)	(180,920)
Death Benefits (note 4)	(15,425)	(17,732)	-	-	(116,335)	(68,217)	(243)	-
Net policy repayments (loans) (note 5)	94,161	(19,026)	-	-	48,321	55,340	(14,547)	277
Deductions for surrender charges (note 2d)	-	-	-	-	(68)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,145)	(118,796)	(578)	-	(477,470)	(432,912)	(132,029)	(11,035)
Asset charges (note 3):
FPVUL & VEL contracts	(1,823)	(1,104)	-	-	(13,978)	(13,864)	(475)	-
MSP contracts	-	-	-	-	(33)	(28)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,702)	(1,449)	-	-
Adjustments to maintain reserves	(8)	(2)	(1)	-	9	(45)	(15)	6

Net equity transactions	5,761,693	2,957,376	43,476	-	368,653	2,837,494	8,105,115	4,385,477

Net change in contract owners’ equity	5,360,460	4,233,636	43,373	-	406,363	4,651,405	8,018,137	4,399,676
Contract owners’ equity beginning of period	10,699,926	6,466,290	-	-	25,164,067	20,512,662	4,399,676	-

Contract owners’ equity end of period	$16,060,386	$10,699,926	$43,373	$-	$25,570,430	$25,164,067	$12,417,813	$4,399,676

CHANGES IN UNITS:
Beginning units	372,474	258,597	-	-	933,751	821,725	435,927	-
Units purchased	235,274	144,257	4,745	-	182,098	186,612	1,379,110	450,289
Units redeemed	(34,170)	(30,380)	(61)	-	(167,879)	(74,586)	(581,037)	(14,362)

Ending units	573,578	372,474	4,684	-	947,970	933,751	1,234,000	435,927

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		JAMVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$544,780	$(17,482)	$119,287	$(5,252)	$115,319	$1,999,487	$17,362	$64,596
Realized gain (loss) on investments	587,908	1,940,895	1,721,783	1,271,107	(2,781,891)	(2,696,527)	(35,634)	121,721
Change in unrealized gain (loss) on investments	(5,087,638)	(12,114,412)	(3,154,269)	(850,920)	(240,479)	(5,919,021)	(265,831)	(190,410)
Reinvested capital gains	9,050,213	13,587,607	2,055,008	873,123	798,169	2,485,570	205,362	162,184

Net increase (decrease) in contract owners’ equity resulting from operations	5,095,263	3,396,608	741,809	1,288,058	(2,108,882)	(4,130,491)	(78,741)	158,091

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,895,009	1,841,493	525,179	566,188	991,026	1,172,636	33,750	74,515
Transfers between funds	(2,325,107)	(3,563,449)	(1,127,343)	249,618	(3,561,288)	(4,863,723)	191,094	(140,927)
Surrenders (note 6)	(2,459,036)	(1,942,928)	(708,591)	(673,745)	(1,984,556)	(2,026,381)	(20,238)	(12,872)
Death Benefits (note 4)	(180,685)	(129,029)	(94,680)	(16,862)	(133,693)	(104,631)	(18,598)	-
Net policy repayments (loans) (note 5)	(2,067)	(207,808)	(80,090)	(4,775)	70,004	130,476	(35,753)	1,241
Deductions for surrender charges (note 2d)	(1,440)	(1,480)	(128)	(268)	(1,175)	(2,469)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,470,574)	(1,320,000)	(550,541)	(524,785)	(889,261)	(1,033,278)	(34,980)	(36,245)
Asset charges (note 3):
FPVUL & VEL contracts	(102,864)	(98,382)	(43,154)	(42,699)	(67,369)	(84,943)	(183)	(172)
MSP contracts	(3,118)	(2,905)	(1,027)	(1,074)	(2,716)	(3,142)	-	-
SL contracts or LSFP contracts	(9,469)	(8,418)	(3,500)	(3,043)	(7,068)	(9,250)	-	-
Adjustments to maintain reserves	20	43	10	89	10	20	(44)	(4)

Net equity transactions	(4,659,331)	(5,432,863)	(2,083,865)	(451,356)	(5,586,086)	(6,824,685)	115,048	(114,464)

Net change in contract owners’ equity	435,932	(2,036,255)	(1,342,056)	836,702	(7,694,968)	(10,955,176)	36,307	43,627
Contract owners’ equity beginning of period	44,660,750	46,697,005	15,350,042	14,513,340	29,256,435	40,211,611	1,952,405	1,908,778

Contract owners’ equity end of period	$45,096,682	$44,660,750	$14,007,986	$15,350,042	$21,561,467	$29,256,435	$1,988,712	$1,952,405

CHANGES IN UNITS:
Beginning units	2,473,108	2,806,731	1,666,220	1,724,013	1,927,784	2,331,866	128,064	135,589
Units purchased	121,359	278,492	207,499	185,830	104,627	107,366	15,444	41,292
Units redeemed	(361,764)	(612,115)	(421,147)	(243,623)	(475,801)	(511,448)	(7,827)	(48,817)

Ending units	2,232,703	2,473,108	1,452,572	1,666,220	1,556,610	1,927,784	135,681	128,064

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LZREMS		LOVBD		LOVMCV		LOVTRC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$284,940	$420,985	$12,564	$-	$(580)	$1,955	$174,278	$-
Realized gain (loss) on investments	(526,065)	(411,394)	970	-	264,419	223,550	(494)	-
Change in unrealized gain (loss) on investments	(5,757,125)	(1,824,609)	(23,178)	-	(249,505)	(86,265)	(216,048)	-
Reinvested capital gains	71,651	255,607	438	-	6,367	-	648	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,926,599)	(1,559,411)	(9,206)	-	20,701	139,240	(41,616)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,613,604	1,055,115	19,442	-	98,328	8,738	39,908	-
Transfers between funds	5,306,843	4,879,606	305,417	-	(1,087,833)	(101,818)	6,894,209	-
Surrenders (note 6)	(1,284,197)	(793,103)	(5,624)	-	(45,090)	(372,497)	-	-
Death Benefits (note 4)	(90,473)	(149,282)	(12)	-	(4,829)	(716)	-	-
Net policy repayments (loans) (note 5)	(8,454)	(14,276)	-	-	30,754	(12,633)	(39,754)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(312,628)	(302,398)	(3,784)	-	(13,092)	(14,737)	(21,669)	-
Asset charges (note 3):
FPVUL & VEL contracts	(1,608)	(1,941)	-	-	(20)	(33)	(135)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	59	(4)	-	(6)	20	12	-

Net equity transactions	5,222,998	4,673,780	315,435	-	(1,021,788)	(493,676)	6,872,571	-

Net change in contract owners’ equity	(703,601)	3,114,369	306,229	-	(1,001,087)	(354,436)	6,830,955	-
Contract owners’ equity beginning of period	26,936,682	23,822,313	-	-	1,101,297	1,455,733	-	-

Contract owners’ equity end of period	$26,233,081	$26,936,682	$306,229	$-	$100,210	$1,101,297	$6,830,955	$-

CHANGES IN UNITS:
Beginning units	2,531,668	2,130,245	-	-	57,274	84,220	-	-
Units purchased	726,121	587,603	31,792	-	5,140	649	702,580	-
Units redeemed	(168,989)	(186,180)	(921)	-	(56,973)	(27,595)	(6,232)	-

Ending units	3,088,800	2,531,668	30,871	-	5,441	57,274	696,348	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVBRES		MV2IGI		MV2RIS		MNDIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,234	$-	$16,130	$-	$49,361	$-	$-	$-
Realized gain (loss) on investments	(25,354)	-	(28,691)	-	(7,975)	-	(29,785)	42,779
Change in unrealized gain (loss) on investments	(32,654)	-	(223,180)	-	(329,223)	-	13,815	(222,400)
Reinvested capital gains	40,193	-	189,434	-	25,635	-	13,818	122,045

Net increase (decrease) in contract owners’ equity resulting from operations	(11,581)	-	(46,307)	-	(262,202)	-	(2,152)	(57,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,125	-	92,653	-	14,415	-	25,564	31,080
Transfers between funds	922,827	-	3,305,041	-	3,185,834	-	(110,267)	(170,468)
Surrenders (note 6)	(82,601)	-	(293,265)	-	(21,313)	-	(23,515)	(34,313)
Death Benefits (note 4)	-	-	(13,332)	-	(41,733)	-	(4,269)	-
Net policy repayments (loans) (note 5)	(3,467)	-	3,076	-	(1,522)	-	8,650	(5,585)
Deductions for surrender charges (note 2d)	-	-	(35)	-	-	-	-	(5)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,137)	-	(100,784)	-	(36,028)	-	(19,715)	(24,194)
Asset charges (note 3):
FPVUL & VEL contracts	(49)	-	(10,435)	-	(138)	-	(1,721)	(2,309)
MSP contracts	-	-	(61)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(438)	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	-	-	(12)	-	(2)	3

Net equity transactions	832,696	-	2,982,420	-	3,099,503	-	(125,275)	(205,791)

Net change in contract owners’ equity	821,115	-	2,936,113	-	2,837,301	-	(127,427)	(263,367)
Contract owners’ equity beginning of period	-	-	-	-	-	-	534,273	797,640

Contract owners’ equity end of period	$821,115	$-	$2,936,113	$-	$2,837,301	$-	$406,846	$534,273

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	39,384	54,531
Units purchased	82,116	-	329,321	-	320,363	-	3,212	2,855
Units redeemed	(8,049)	-	(31,530)	-	(10,342)	-	(12,029)	(18,002)

Ending units	74,067	-	297,791	-	310,021	-	30,567	39,384

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDSC		MVFIC		MVFSC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,229)	$(3,199)	$227,749	$156,890	$553,861	$329,754	$1,165,332	$971,624
Realized gain (loss) on investments	(161,597)	237,622	600,394	1,145,109	2,356,957	3,858,805	3,129,919	2,723,214
Change in unrealized gain (loss) on investments	152,204	(624,227)	(1,472,583)	(600,505)	(4,929,014)	(2,255,213)	(1,337,403)	(3,182,137)
Reinvested capital gains	17,138	277,161	571,554	317,434	1,733,837	917,522	753,330	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,516	(112,643)	(72,886)	1,018,928	(284,359)	2,850,868	3,711,178	512,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	158,203	251,407	334,527	392,472	2,262,626	2,020,968	2,525,979	2,111,605
Transfers between funds	(837,747)	(283,240)	827,531	(835,842)	10,197,209	(4,250,767)	12,401,044	3,962,787
Surrenders (note 6)	(35,937)	(82,639)	(811,033)	(648,349)	(3,106,364)	(1,614,621)	(3,251,179)	(1,939,471)
Death Benefits (note 4)	(8,714)	-	(80,274)	(2,328)	(300,145)	(56,909)	(159,584)	(163,188)
Net policy repayments (loans) (note 5)	(6,582)	(803,170)	18,231	(186,313)	84,318	(33,253)	(28,603)	(120,327)
Deductions for surrender charges (note 2d)	-	-	(308)	(2,266)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,654)	(30,259)	(308,692)	(306,262)	(433,068)	(439,050)	(827,966)	(666,748)
Asset charges (note 3):
FPVUL & VEL contracts	(14)	(48)	(24,111)	(25,315)	(5,268)	(6,784)	(3,785)	(3,551)
MSP contracts	-	-	(1,102)	(1,078)	-	-	-	-
SL contracts or LSFP contracts	-	-	(7,556)	(7,559)	-	-	-	-
Adjustments to maintain reserves	6	(20)	25	(11)	6	(56)	(27)	(103)

Net equity transactions	(745,439)	(947,969)	(52,762)	(1,622,851)	8,699,314	(4,380,472)	10,655,879	3,181,004

Net change in contract owners’ equity	(738,923)	(1,060,612)	(125,648)	(603,923)	8,414,955	(1,529,604)	14,367,057	3,693,705
Contract owners’ equity beginning of period	1,095,280	2,155,892	10,015,870	10,619,793	27,779,416	29,309,020	60,625,656	56,931,951

Contract owners’ equity end of period	$356,357	$1,095,280	$9,890,222	$10,015,870	$36,194,371	$27,779,416	$74,992,713	$60,625,656

CHANGES IN UNITS:
Beginning units	81,742	148,553	314,764	368,819	1,817,807	2,108,924	2,912,540	2,760,169
Units purchased	12,670	35,042	37,529	18,337	840,716	305,222	630,035	388,298
Units redeemed	(67,183)	(101,853)	(39,171)	(72,392)	(262,749)	(596,339)	(149,271)	(235,927)

Ending units	27,229	81,742	313,122	314,764	2,395,774	1,817,807	3,393,304	2,912,540

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSEM		VKVGR2		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$58,377	$47,808	$1,855,470	$2,119,928	$102,500	$17,834	$(25,778)	$(29,279)
Realized gain (loss) on investments	24,278	37,057	(253,777)	2,955	137,343	35,599	404,517	226,531
Change in unrealized gain (loss) on investments	(94,256)	43,893	(1,929,212)	(1,338,232)	(327,136)	444,934	(2,908,765)	(1,831,183)
Reinvested capital gains	-	-	-	297,415	-	-	1,892,001	1,857,615

Net increase (decrease) in contract owners’ equity resulting from operations	(11,601)	128,758	(327,519)	1,082,066	(87,293)	498,367	(638,025)	223,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,355	67,373	453,468	259,749	593,798	612,704	124,487	112,088
Transfers between funds	6,337	(70,224)	(4,396,260)	(134,321)	330,956	1,027,625	(2,952,517)	(93,992)
Surrenders (note 6)	(68,219)	(52,618)	(193,165)	(505,610)	(226,675)	(150,937)	(353,724)	(239,676)
Death Benefits (note 4)	(61,594)	(7,365)	(15,782)	(133,129)	(8,033)	(8,508)	(64,622)	(31,757)
Net policy repayments (loans) (note 5)	(219)	(31,014)	14,255	(36,683)	(47,412)	(29,999)	(22,686)	(31,681)
Deductions for surrender charges (note 2d)	(642)	(47)	(23)	(877)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,279)	(72,251)	(469,537)	(476,921)	(81,105)	(65,030)	(139,145)	(153,248)
Asset charges (note 3):
FPVUL & VEL contracts	(7,267)	(6,833)	(14,296)	(16,024)	(575)	(430)	(704)	(873)
MSP contracts	(531)	(528)	(249)	(270)	-	-	-	-
SL contracts or LSFP contracts	(651)	(663)	(986)	(1,216)	-	-	-	-
Adjustments to maintain reserves	5	12	(25)	4	(60)	(15)	(59)	(6)

Net equity transactions	(98,705)	(174,158)	(4,622,600)	(1,045,298)	560,894	1,385,410	(3,408,970)	(439,145)

Net change in contract owners’ equity	(110,306)	(45,400)	(4,950,119)	36,768	473,601	1,883,777	(4,046,995)	(215,461)
Contract owners’ equity beginning of period	1,718,027	1,763,427	38,169,060	38,132,292	4,797,159	2,913,382	13,267,348	13,482,809

Contract owners’ equity end of period	$1,607,721	$1,718,027	$33,218,941	$38,169,060	$5,270,760	$4,797,159	$9,220,353	$13,267,348

CHANGES IN UNITS:
Beginning units	107,604	119,123	955,142	985,279	421,696	290,891	758,843	785,039
Units purchased	9,074	10,972	20,725	20,572	82,705	169,420	33,092	61,867
Units redeemed	(15,323)	(22,491)	(149,084)	(50,709)	(33,270)	(38,615)	(230,184)	(88,063)

Ending units	101,355	107,604	826,783	955,142	471,131	421,696	561,751	758,843

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVEG		MSVRE		IDPGI		IDPG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,889)	$(3,269)	$228,173	$214,359	$-	$-	$821	$-
Realized gain (loss) on investments	77,818	170,796	1,866,918	1,092,973	-	-	(41)	-
Change in unrealized gain (loss) on investments	(109,131)	(183,638)	(1,665,444)	3,397,062	-	-	(3,568)	-
Reinvested capital gains	175,597	86,300	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,395	70,189	429,647	4,704,394	-	-	(2,788)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,433	171,145	295,882	168,386	23	14	-	-
Transfers between funds	47,951	(470,012)	2,426,423	(673,397)	-	-	46,968	-
Surrenders (note 6)	(39,662)	(6,575)	(2,961,280)	(575,624)	-	-	-	-
Death Benefits (note 4)	(1,287)	(1,233)	(166,071)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,922)	(884)	80,404	(386)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,153)	(48,769)	(200,326)	(193,611)	(24)	(9)	(1,120)	-
Asset charges (note 3):
FPVUL & VEL contracts	(341)	(156)	1	-	-	-	(110)	-
MSP contracts	-	-	-	6	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(5)	87	(220)	(9)	5	2	-

Net equity transactions	(31,986)	(356,489)	(524,880)	(1,274,846)	(10)	10	45,740	-

Net change in contract owners’ equity	109,409	(286,300)	(95,233)	3,429,548	(10)	10	42,952	-
Contract owners’ equity beginning of period	1,280,698	1,566,998	20,424,278	16,994,730	10	-	-	-

Contract owners’ equity end of period	$1,390,107	$1,280,698	$20,329,045	$20,424,278	$-	$10	$42,952	$-

CHANGES IN UNITS:
Beginning units	71,574	93,010	417,956	453,779	1	-	-	-
Units purchased	5,534	13,571	62,678	16,169	2	2	4,519	-
Units redeemed	(7,823)	(35,007)	(77,669)	(51,992)	(3)	(1)	(122)	-

Ending units	69,285	71,574	402,965	417,956	-	1	4,397	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG		NVBX		NVIX		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$580	$1,140	$1,636,597	$1,265,653	$481,793	$240,818	$920,371	$806,692
Realized gain (loss) on investments	(141)	(4)	(23,044)	1,537	(326,095)	(45,074)	797,905	1,346,695
Change in unrealized gain (loss) on investments	(2,468)	(1,292)	(3,064,290)	(631,757)	(335,354)	(1,137,967)	(8,168,940)	(1,640,942)
Reinvested capital gains	-	572	955,281	-	-	-	4,779,006	4,487,169

Net increase (decrease) in contract owners’ equity resulting from operations	(2,029)	416	(495,456)	635,433	(179,656)	(942,223)	(1,671,658)	4,999,614

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,768	3,976	1,114,871	619,853	722,863	571,085	1,583,758	1,673,150
Transfers between funds	3,972	39,526	37,797,410	56,805,606	9,584,491	12,109,268	(455,764)	(1,074,824)
Surrenders (note 6)	-	-	(16,111)	-	(450,369)	(35,937)	(2,241,776)	(2,540,570)
Death Benefits (note 4)	-	-	-	-	(92,138)	(3,927)	(213,106)	(222,500)
Net policy repayments (loans) (note 5)	-	-	(33)	-	(521,234)	(118,826)	36,591	(12,393)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,335)	(2,756)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,442)	(557)	(955,872)	(106,344)	(286,001)	(135,283)	(1,472,017)	(1,491,071)
Asset charges (note 3):
FPVUL & VEL contracts	(246)	(45)	(6,924)	(532)	(5,828)	(3,469)	(132,092)	(140,361)
MSP contracts	-	-	-	-	-	-	(6,096)	(6,351)
SL contracts or LSFP contracts	-	-	-	-	-	-	(14,876)	(15,990)
Adjustments to maintain reserves	(3)	3	19	(8)	(6)	(20)	20	6

Net equity transactions	3,049	42,903	37,933,360	57,318,575	8,951,778	12,382,891	(2,916,693)	(3,833,660)

Net change in contract owners’ equity	1,020	43,319	37,437,904	57,954,008	8,772,122	11,440,668	(4,588,351)	1,165,954
Contract owners’ equity beginning of period	43,319	-	57,954,008	-	11,440,668	-	40,923,361	39,757,407

Contract owners’ equity end of period	$44,339	$43,319	$95,391,912	$57,954,008	$20,212,790	$11,440,668	$36,335,010	$40,923,361

CHANGES IN UNITS:
Beginning units	4,296	-	5,645,631	-	1,245,179	-	1,667,165	1,832,139
Units purchased	581	4,356	3,744,487	5,656,095	1,156,774	1,303,181	78,350	86,623
Units redeemed	(267)	(60)	(95,245)	(10,464)	(176,294)	(58,002)	(199,165)	(251,597)

Ending units	4,610	4,296	9,294,873	5,645,631	2,225,659	1,245,179	1,546,350	1,667,165

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$117,552	$75,892	$20,782	$18,967	$50,419	$47,202	$68,120	$42,607
Realized gain (loss) on investments	359,686	649,323	11,121	16,804	215,150	459,878	622,304	842,576
Change in unrealized gain (loss) on investments	(736,288)	(349,691)	(35,615)	26,171	(564,797)	(370,537)	(338,258)	(144,348)
Reinvested capital gains	364,806	12,475	638	13,492	699,828	-	250,621	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,756	387,999	(3,074)	75,434	400,600	136,543	602,787	740,835

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	346,026	448,499	96,702	93,187	452,574	322,630	396,791	382,676
Transfers between funds	1,138,220	341,263	45,031	21,249	1,290,083	(22,224)	(252,626)	(234,904)
Surrenders (note 6)	(586,368)	(384,422)	(74,558)	(77,170)	(424,295)	(319,763)	(506,271)	(749,978)
Death Benefits (note 4)	(80,268)	(51,129)	(15,049)	(995)	(62,013)	(6,100)	(109,468)	(3,821)
Net policy repayments (loans) (note 5)	(18,881)	39,857	10,283	(1,071)	(42,336)	(67,103)	43,577	(268,797)
Deductions for surrender charges (note 2d)	(163)	(14,206)	-	(1,310)	(259)	(2,001)	(1,858)	(3,835)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(303,689)	(296,083)	(97,339)	(93,880)	(224,435)	(221,192)	(290,375)	(298,114)
Asset charges (note 3):
FPVUL & VEL contracts	(24,378)	(24,638)	(5,061)	(5,322)	(21,384)	(21,009)	(27,597)	(27,939)
MSP contracts	(5,856)	(5,764)	(710)	(747)	(1,386)	(1,281)	(1,999)	(1,918)
SL contracts or LSFP contracts	(8,178)	(7,524)	(1,651)	(1,613)	(3,227)	(3,144)	(5,220)	(5,630)
Adjustments to maintain reserves	(4)	(3)	2	(4)	3	(9)	(12)	5

Net equity transactions	456,461	45,850	(42,350)	(67,676)	963,325	(341,196)	(755,058)	(1,212,255)

Net change in contract owners’ equity	562,217	433,849	(45,424)	7,758	1,363,925	(204,653)	(152,271)	(471,420)
Contract owners’ equity beginning of period	8,070,122	7,636,273	1,545,265	1,537,507	6,534,147	6,738,800	9,693,899	10,165,319

Contract owners’ equity end of period	$8,632,339	$8,070,122	$1,499,841	$1,545,265	$7,898,072	$6,534,147	$9,541,628	$9,693,899

CHANGES IN UNITS:
Beginning units	490,736	487,528	117,093	122,305	375,662	394,540	582,797	660,438
Units purchased	95,916	53,189	9,353	9,372	87,990	26,992	30,465	43,223
Units redeemed	(66,844)	(49,981)	(12,532)	(14,584)	(37,461)	(45,870)	(74,262)	(120,864)

Ending units	519,808	490,736	113,914	117,093	426,191	375,662	539,000	582,797

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGI2		HIBF		GEM		GIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,525	$25,692	$1,110,809	$1,225,741	$101,484	$156,824	$85,171	$531,200
Realized gain (loss) on investments	242,222	160,206	(322,084)	378,296	(20,731)	(187,711)	335,160	1,308,154
Change in unrealized gain (loss) on investments	(441,408)	105,627	(1,573,157)	(1,117,148)	(2,228,621)	(492,917)	(1,973,168)	(2,029,710)
Reinvested capital gains	214,130	29,410	201,950	-	-	-	715,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,469	320,935	(582,482)	486,889	(2,147,868)	(523,804)	(837,376)	(190,356)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,970	104,926	540,486	446,859	627,076	491,723	866,134	615,217
Transfers between funds	(106,808)	(50,423)	334,386	4,632,729	(413,298)	5,859,530	4,286,531	3,586,909
Surrenders (note 6)	(255,965)	(91,070)	(533,878)	(757,333)	(492,012)	(458,754)	(1,470,726)	(903,296)
Death Benefits (note 4)	(10,513)	(4,044)	(246,592)	(188,353)	(25,016)	(36,867)	(153,795)	(8,058)
Net policy repayments (loans) (note 5)	(25,952)	(28,491)	8,701	(36,273)	91,545	(36,821)	84,695	(35,621)
Deductions for surrender charges (note 2d)	(1,154)	(919)	(613)	(1,425)	(1,231)	(1,143)	(1,279)	(86)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,008)	(87,757)	(612,975)	(540,562)	(394,402)	(351,033)	(436,243)	(343,312)
Asset charges (note 3):
FPVUL & VEL contracts	(7,830)	(8,310)	(38,021)	(32,183)	(25,380)	(22,595)	(30,393)	(26,008)
MSP contracts	(1,385)	(1,441)	(2,034)	(1,759)	(5,878)	(4,556)	(1,429)	(1,184)
SL contracts or LSFP contracts	(1,640)	(1,620)	(7,017)	(5,492)	(4,045)	(3,026)	(3,910)	(3,182)
Adjustments to maintain reserves	7	(2)	(33)	8	(124)	(30)	(40)	32

Net equity transactions	(386,278)	(169,151)	(557,590)	3,516,216	(642,765)	5,436,428	3,139,545	2,881,411

Net change in contract owners’ equity	(344,809)	151,784	(1,140,072)	4,003,105	(2,790,633)	4,912,624	2,302,169	2,691,055
Contract owners’ equity beginning of period	3,335,091	3,183,307	21,289,529	17,286,424	14,127,165	9,214,541	15,746,265	13,055,210

Contract owners’ equity end of period	$2,990,282	$3,335,091	$20,149,457	$21,289,529	$11,336,532	$14,127,165	$18,048,434	$15,746,265

CHANGES IN UNITS:
Beginning units	223,749	235,408	816,154	679,469	557,428	347,886	960,722	796,673
Units purchased	9,549	9,158	104,690	561,367	38,459	384,334	310,041	636,624
Units redeemed	(34,839)	(20,817)	(128,738)	(424,682)	(63,039)	(174,792)	(134,871)	(472,575)

Ending units	198,459	223,749	792,106	816,154	532,848	557,428	1,135,892	960,722

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVIE6		NVNMO1		NVNSR1		NVCRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$575	$10,101	$121,719	$151,018	$2,461	$3,042	$94,921	$86,482
Realized gain (loss) on investments	12,875	6,374	421,357	564,758	7,480	206,595	262,450	235,539
Change in unrealized gain (loss) on investments	(27,123)	(18,097)	(2,058,459)	(2,305,020)	(60,802)	(159,138)	(659,139)	(343,408)
Reinvested capital gains	8,061	-	1,364,862	2,663,751	51,609	-	265,482	177,391

Net increase (decrease) in contract owners’ equity resulting from operations	(5,612)	(1,622)	(150,521)	1,074,507	748	50,499	(36,286)	156,004

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	573,152	606,648	14,989	18,425	899,864	1,013,156
Transfers between funds	(30,070)	(9,207)	(353,784)	(597,451)	(38,898)	(449,784)	(567,694)	245,583
Surrenders (note 6)	(369)	(4,392)	(1,137,217)	(697,078)	(28,912)	(65,057)	(152,826)	(298,974)
Death Benefits (note 4)	-	-	(261,990)	(132,461)	(305)	-	(10,401)	(9,501)
Net policy repayments (loans) (note 5)	(8,875)	(73)	225,402	34,911	(3,598)	(135,492)	(489,258)	(288,511)
Deductions for surrender charges (note 2d)	-	(32)	(167)	(132)	(33)	-	(61)	(464)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,605)	(6,157)	(644,929)	(654,791)	(14,193)	(23,035)	(197,084)	(185,761)
Asset charges (note 3):
FPVUL & VEL contracts	(395)	(489)	(51,966)	(57,158)	(958)	(1,343)	(10,040)	(10,774)
MSP contracts	-	-	(1,777)	(1,882)	(28)	(27)	(246)	(241)
SL contracts or LSFP contracts	(747)	(849)	(3,717)	(4,559)	(181)	(645)	(89)	(30)
Adjustments to maintain reserves	-	(4)	3	(9)	(2)	(5)	8	6

Net equity transactions	(46,061)	(21,203)	(1,656,990)	(1,503,962)	(72,119)	(656,963)	(527,827)	464,489

Net change in contract owners’ equity	(51,673)	(22,825)	(1,807,511)	(429,455)	(71,371)	(606,464)	(564,113)	620,493
Contract owners’ equity beginning of period	247,606	270,431	16,793,852	17,223,307	348,823	955,287	4,162,181	3,541,688

Contract owners’ equity end of period	$195,933	$247,606	$14,986,341	$16,793,852	$277,452	$348,823	$3,598,068	$4,162,181

CHANGES IN UNITS:
Beginning units	25,389	27,530	1,156,523	1,264,376	20,963	63,496	294,102	261,976
Units purchased	-	25,931	47,165	51,916	1,458	3,686	70,425	96,606
Units redeemed	(4,630)	(28,072)	(160,378)	(159,769)	(5,693)	(46,219)	(107,183)	(64,480)

Ending units	20,759	25,389	1,043,310	1,156,523	16,728	20,963	257,344	294,102

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,578,317	$3,919,302	$176,683	$172,299	$88,221	$120,707	$212,526	$181,666
Realized gain (loss) on investments	460,379	604,671	418,112	452,247	(28,414)	95,343	244,372	80,944
Change in unrealized gain (loss) on investments	(13,401,114)	(1,470,444)	(994,295)	(517,837)	(178,676)	(191,744)	(945,306)	(117,258)
Reinvested capital gains	6,327,978	4,167,905	374,005	208,736	116,071	152,576	418,690	170,866

Net increase (decrease) in contract owners’ equity resulting from operations	(2,034,440)	7,221,434	(25,495)	315,445	(2,798)	176,882	(69,718)	316,218

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,083,952	1,592,373	1,135,786	1,478,971	824,546	1,077,950	526,365	1,074,902
Transfers between funds	1,602,695	1,033,112	(1,082,452)	(846,910)	(1,131,364)	136,657	(19,785)	180,840
Surrenders (note 6)	(36,728)	(4,163)	(155,433)	(31,658)	(326,280)	(153,112)	(444,109)	(150,493)
Death Benefits (note 4)	(42,177)	(707,942)	(154,515)	(8,083)	(32,074)	(4,041)	(214,516)	(20,221)
Net policy repayments (loans) (note 5)	(807,557)	(372,307)	(709,251)	(316,109)	(462,179)	(42,255)	(405)	111,603
Deductions for surrender charges (note 2d)	(12)	-	(13)	-	-	(6,033)	(622)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,846,915)	(1,635,982)	(282,398)	(283,012)	(225,824)	(216,899)	(317,909)	(320,137)
Asset charges (note 3):
FPVUL & VEL contracts	(17,852)	(14,733)	(16,233)	(19,698)	(10,925)	(12,745)	(16,496)	(16,876)
MSP contracts	(331)	(327)	(458)	(447)	(327)	(545)	(2,678)	(1,662)
SL contracts or LSFP contracts	(854)	(864)	(1,112)	(1,497)	(203)	(245)	(5,569)	(5,531)
Adjustments to maintain reserves	(13)	(16)	15	1	8	(6)	(9)	(14)

Net equity transactions	(65,792)	(110,849)	(1,266,064)	(28,442)	(1,364,622)	778,726	(495,733)	852,411

Net change in contract owners’ equity	(2,100,232)	7,110,585	(1,291,559)	287,003	(1,367,420)	955,608	(565,451)	1,168,629
Contract owners’ equity beginning of period	172,735,321	165,624,736	7,154,710	6,867,707	5,500,415	4,544,807	7,424,847	6,256,218

Contract owners’ equity end of period	$170,635,089	$172,735,321	$5,863,151	$7,154,710	$4,132,995	$5,500,415	$6,859,396	$7,424,847

CHANGES IN UNITS:
Beginning units	10,224,638	10,209,139	502,308	505,936	418,416	357,466	527,052	465,232
Units purchased	205,282	206,435	88,126	118,352	73,080	126,520	55,092	147,028
Units redeemed	(196,972)	(190,936)	(176,786)	(121,980)	(175,710)	(65,570)	(92,036)	(85,208)

Ending units	10,232,948	10,224,638	413,648	502,308	315,786	418,416	490,108	527,052

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$227,043	$176,852	$125,903	$90,189	$31,119	$27,682	$45,283	$57,910
Realized gain (loss) on investments	157,741	281,263	52,192	110,618	(20,738)	(10,997)	11,348	(5,830)
Change in unrealized gain (loss) on investments	(1,211,324)	(745,384)	(445,501)	(154,284)	(34,232)	23,730	(85,502)	56,522
Reinvested capital gains	704,360	572,239	187,946	95,015	6,921	-	21,321	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,180)	284,970	(79,460)	141,538	(16,930)	40,415	(7,550)	108,602

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	411,082	504,027	452,583	816,784	16,183	40,421	93,526	42,491
Transfers between funds	(3,579)	(446,534)	1,413,325	47,178	135,342	123,799	172,711	1,532,872
Surrenders (note 6)	(423,643)	(288,093)	(67,197)	(4,494)	(60,202)	(34,166)	(224,008)	(73,847)
Death Benefits (note 4)	-	(65,732)	(89,692)	(8,465)	(935)	(3,670)	(250)	(3,468)
Net policy repayments (loans) (note 5)	(203,684)	63,452	(344,348)	(116,613)	(55,182)	(11,792)	5,816	(33,930)
Deductions for surrender charges (note 2d)	(631)	(496)	-	(33)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(196,076)	(191,484)	(192,694)	(163,018)	(27,905)	(20,621)	(81,522)	(74,872)
Asset charges (note 3):
FPVUL & VEL contracts	(19,012)	(19,154)	(8,780)	(7,201)	(2,127)	(1,966)	(2,354)	(2,677)
MSP contracts	(4,185)	(4,120)	(1,668)	(2,062)	(67)	(71)	(26)	(26)
SL contracts or LSFP contracts	(5,802)	(5,345)	(164)	(166)	(1,626)	(1,230)	(2,784)	(2,444)
Adjustments to maintain reserves	9	(16)	(7)	4	(1)	1	3	(1)

Net equity transactions	(445,521)	(453,495)	1,161,358	561,914	3,480	90,705	(38,888)	1,384,098

Net change in contract owners’ equity	(567,701)	(168,525)	1,081,898	703,452	(13,450)	131,120	(46,438)	1,492,700
Contract owners’ equity beginning of period	7,122,373	7,290,898	3,837,479	3,134,027	990,731	859,611	2,457,106	964,406

Contract owners’ equity end of period	$6,554,672	$7,122,373	$4,919,377	$3,837,479	$977,281	$990,731	$2,410,668	$2,457,106

CHANGES IN UNITS:
Beginning units	500,786	539,732	274,907	234,164	72,271	65,876	165,785	68,382
Units purchased	63,245	58,639	140,086	79,259	11,010	23,340	20,514	111,065
Units redeemed	(98,564)	(97,585)	(58,217)	(38,516)	(11,474)	(16,945)	(23,129)	(13,662)

Ending units	465,467	500,786	356,776	274,907	71,807	72,271	163,170	165,785

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		GBF		CAF		GVIX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,456,800	$1,200,164	$916,467	$1,208,221	$57,511	$56,798	$69,549	$183,238
Realized gain (loss) on investments	1,961,336	1,218,553	(1,147,822)	(2,603,576)	970,194	894,053	(14,940)	1,549,338
Change in unrealized gain (loss) on investments	(2,665,260)	10,195,924	198,899	4,554,110	(2,302,463)	848,874	(84,619)	(1,707,618)
Reinvested capital gains	-	-	-	-	2,060,769	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	752,876	12,614,641	(32,456)	3,158,755	786,011	1,799,725	(30,010)	24,958

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,543,833	2,532,158	1,991,739	1,573,862	1,009,699	1,022,879	107,941	310,543
Transfers between funds	11,702,763	7,382,732	(4,379,357)	(22,909,144)	107,219	(195,869)	(80,351)	(6,830,214)
Surrenders (note 6)	(1,805,220)	(2,086,513)	(3,050,632)	(2,013,123)	(1,178,466)	(1,134,214)	(59,669)	(116,291)
Death Benefits (note 4)	(341,999)	(550,209)	(318,555)	(1,007,774)	(195,232)	(94,292)	(14)	(6,600)
Net policy repayments (loans) (note 5)	(199,155)	134,290	326,008	(5,406)	128,526	32,856	189	(12,977)
Deductions for surrender charges (note 2d)	(2,099)	(2,466)	(2,798)	(695)	(9)	(203)	-	(1,301)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,003,297)	(2,804,038)	(3,045,781)	(3,071,890)	(941,753)	(931,332)	(43,659)	(111,663)
Asset charges (note 3):
FPVUL & VEL contracts	(160,819)	(165,262)	(76,862)	(82,232)	(65,942)	(68,109)	(2,455)	(4,064)
MSP contracts	(9,162)	(9,217)	(6,866)	(7,511)	(1,854)	(1,841)	(93)	(45)
SL contracts or LSFP contracts	(7,793)	(7,731)	(15,067)	(15,585)	(3,198)	(3,201)	(2,546)	(1,664)
Adjustments to maintain reserves	101	1,961	(71)	(15)	(21)	(10)	(3)	8

Net equity transactions	8,717,153	4,425,705	(8,578,242)	(27,539,513)	(1,141,031)	(1,373,336)	(80,660)	(6,774,268)

Net change in contract owners’ equity	9,470,029	17,040,346	(8,610,698)	(24,380,758)	(355,020)	426,389	(110,670)	(6,749,310)
Contract owners’ equity beginning of period	113,397,553	96,357,207	63,730,810	88,111,568	17,014,563	16,588,174	3,430,319	10,179,629

Contract owners’ equity end of period	$122,867,582	$113,397,553	$55,120,112	$63,730,810	$16,659,543	$17,014,563	$3,319,649	$3,430,319

CHANGES IN UNITS:
Beginning units	5,535,091	5,235,424	3,237,960	4,678,416	1,099,344	1,193,249	368,560	1,031,670
Units purchased	748,764	584,530	165,009	126,964	85,331	78,969	26,256	310,114
Units redeemed	(282,818)	(284,863)	(606,191)	(1,567,420)	(155,633)	(172,874)	(33,694)	(973,224)

Ending units	6,001,037	5,535,091	2,796,778	3,237,960	1,029,042	1,099,344	361,122	368,560

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$315,033	$397,889	$26,096	$33,429	$11,651	$11,039	$172,036	$197,349
Realized gain (loss) on investments	1,672,651	3,350,387	99,252	47,171	14,466	18,725	45,800	104,948
Change in unrealized gain (loss) on investments	(2,196,869)	(2,469,109)	(178,091)	(4,838)	(58,470)	(12,386)	(519,493)	(234,771)
Reinvested capital gains	-	-	40,642	7,644	26,565	9,215	330,282	335,347

Net increase (decrease) in contract owners’ equity resulting from operations	(209,185)	1,279,167	(12,101)	83,406	(5,788)	26,593	28,625	402,873

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,182,035	1,396,138	37,179	33,336	42,295	49,431	389,859	517,171
Transfers between funds	(1,448,865)	(1,893,581)	187,614	213,193	89,755	330,380	29,001	369,056
Surrenders (note 6)	(1,185,905)	(2,782,342)	(618,219)	(15,101)	(38,186)	(28,815)	(701,864)	(935,570)
Death Benefits (note 4)	(3,560)	(208,320)	-	-	-	-	(114,764)	(48,044)
Net policy repayments (loans) (note 5)	(39,343)	(36,351)	20,983	(26,231)	4,194	12,041	51,174	276,313
Deductions for surrender charges (note 2d)	(4,390)	(19,565)	(52)	(324)	-	(340)	(5,625)	(476)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(795,573)	(845,459)	(62,846)	(59,180)	(30,835)	(22,212)	(360,042)	(411,191)
Asset charges (note 3):
FPVUL & VEL contracts	(70,388)	(74,240)	(4,584)	(4,413)	(2,987)	(2,332)	(19,674)	(22,626)
MSP contracts	(5,063)	(5,214)	-	-	(15)	(15)	(6,622)	(6,694)
SL contracts or LSFP contracts	(5,661)	(6,989)	(865)	(1,246)	(24)	(25)	(1,823)	(2,924)
Adjustments to maintain reserves	(28)	109	(2)	(2)	(6)	(10)	6	(1)

Net equity transactions	(2,376,741)	(4,475,814)	(440,792)	140,032	64,191	338,103	(740,374)	(264,986)

Net change in contract owners’ equity	(2,585,926)	(3,196,647)	(452,893)	223,438	58,403	364,696	(711,749)	137,887
Contract owners’ equity beginning of period	24,498,323	27,694,970	1,967,463	1,744,025	665,918	301,222	10,974,987	10,837,100

Contract owners’ equity end of period	$21,912,397	$24,498,323	$1,514,570	$1,967,463	$724,321	$665,918	$10,263,238	$10,974,987

CHANGES IN UNITS:
Beginning units	1,073,873	1,274,214	117,578	109,004	34,838	16,580	658,975	675,196
Units purchased	85,082	74,814	14,275	17,920	7,345	21,049	125,765	96,419
Units redeemed	(189,204)	(275,155)	(41,183)	(9,346)	(4,087)	(2,791)	(168,137)	(112,640)

Ending units	969,751	1,073,873	90,670	117,578	38,096	34,838	616,603	658,975

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,053,712	$1,171,957	$1,233,878	$1,425,032	$264,360	$294,639	$888,237	$740,511
Realized gain (loss) on investments	4,105,563	2,901,232	837,951	42,660	605,046	593,906	4,293,344	5,556,452
Change in unrealized gain (loss) on investments	(7,970,940)	(489,962)	(4,178,965)	2,507,673	(1,663,219)	(445,026)	(13,288,336)	(3,502,944)
Reinvested capital gains	2,652,853	-	1,569,710	-	805,499	304,000	5,707,304	4,079,802

Net increase (decrease) in contract owners’ equity resulting from operations	(158,812)	3,583,227	(537,426)	3,975,365	11,686	747,519	(2,399,451)	6,873,821

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,430,844	2,950,087	6,024,829	5,784,771	717,662	586,718	3,666,024	3,213,699
Transfers between funds	522,311	(642,279)	(1,692,464)	7,208,869	(422,366)	(63,703)	11,500,240	451,768
Surrenders (note 6)	(5,435,234)	(5,447,775)	(4,350,324)	(6,467,500)	(609,927)	(562,428)	(4,240,818)	(3,010,900)
Death Benefits (note 4)	(502,638)	(329,686)	(336,241)	(194,538)	(174,084)	(24,388)	(355,217)	(791,800)
Net policy repayments (loans) (note 5)	135,400	312,590	237,276	(232,648)	(10,694)	(93,198)	(374,216)	(256,553)
Deductions for surrender charges (note 2d)	(5,828)	(13,252)	(12,072)	(62,274)	(5)	(4,276)	(746)	(2,190)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,797,303)	(2,848,441)	(2,923,391)	(2,865,014)	(599,664)	(607,131)	(1,818,123)	(1,648,662)
Asset charges (note 3):
FPVUL & VEL contracts	(180,153)	(191,799)	(245,877)	(257,486)	(37,143)	(38,432)	(108,817)	(107,450)
MSP contracts	(35,215)	(36,071)	(19,501)	(20,811)	(18,148)	(18,679)	(1,654)	(1,767)
SL contracts or LSFP contracts	(26,048)	(26,739)	(37,790)	(37,523)	(5,812)	(5,970)	(10,384)	(11,043)
Adjustments to maintain reserves	(12)	32	(5)	54	12	28	(7)	(93)

Net equity transactions	(5,893,876)	(6,273,333)	(3,355,560)	2,855,900	(1,160,169)	(831,459)	8,256,282	(2,164,991)

Net change in contract owners’ equity	(6,052,688)	(2,690,106)	(3,892,986)	6,831,265	(1,148,483)	(83,940)	5,856,831	4,708,830
Contract owners’ equity beginning of period	70,012,770	72,702,876	86,486,411	79,655,146	16,724,811	16,808,751	80,705,813	75,996,983

Contract owners’ equity end of period	$63,960,082	$70,012,770	$82,593,425	$86,486,411	$15,576,328	$16,724,811	$86,562,644	$80,705,813

CHANGES IN UNITS:
Beginning units	3,422,115	3,736,779	3,927,295	3,786,951	883,442	929,870	2,088,515	2,137,602
Units purchased	270,463	207,936	322,852	641,167	44,055	71,066	403,167	158,183
Units redeemed	(554,425)	(522,600)	(466,988)	(500,823)	(104,530)	(117,494)	(184,658)	(207,270)

Ending units	3,138,153	3,422,115	3,783,159	3,927,295	822,967	883,442	2,307,024	2,088,515

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		SAM5		NVMIG1		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(951)	$(15,321)	$(333,343)	$(436,405)	$116,752	$179,215	$63,174	$117,613
Realized gain (loss) on investments	-	-	-	-	(112,543)	(4,042)	(96,999)	(162,801)
Change in unrealized gain (loss) on investments	-	-	-	-	(1,031,137)	(1,379,414)	(245,562)	(471,896)
Reinvested capital gains	-	-	-	-	962,551	880,947	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(951)	(15,321)	(333,343)	(436,405)	(64,377)	(323,294)	(279,387)	(517,084)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,346,776	5,949,828	67,241,278	68,155,813	746,673	512,250	233,764	172,581
Transfers between funds	909,202	5,710,270	(32,166,590)	(38,953,656)	401,483	17,055,281	(157,266)	5,400,589
Surrenders (note 6)	(11,176,309)	(15,546,623)	(26,353,554)	(77,232,110)	(896,212)	(495,883)	(306,186)	(185,689)
Death Benefits (note 4)	(501,489)	(2,650,498)	(411,633)	(338,905)	(84,422)	(83,088)	(22,219)	(18,868)
Net policy repayments (loans) (note 5)	1,334,668	3,214,577	(1,835,385)	1,601,197	91,200	(35,665)	54,609	(30,477)
Deductions for surrender charges (note 2d)	(9,915)	(104,085)	-	-	(62)	(175)	(1,563)	(787)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,462,252)	(4,767,631)	(3,351,867)	(5,594,705)	(731,684)	(508,205)	(188,960)	(141,134)
Asset charges (note 3):
FPVUL & VEL contracts	(211,979)	(235,963)	(44,848)	(44,661)	(53,191)	(39,503)	(17,670)	(13,815)
MSP contracts	(10,074)	(13,195)	-	-	(2,519)	(1,768)	(255)	(214)
SL contracts or LSFP contracts	(35,886)	(40,520)	-	-	(5,183)	(3,564)	(2,631)	(1,904)
Adjustments to maintain reserves	8	(211)	(1,103)	(707)	(6)	(3)	10	(6)

Net equity transactions	(8,817,250)	(8,484,051)	3,076,298	(52,407,734)	(533,923)	16,399,677	(408,367)	5,180,276

Net change in contract owners’ equity	(8,818,201)	(8,499,372)	2,742,955	(52,844,139)	(598,300)	16,076,383	(687,754)	4,663,192
Contract owners’ equity beginning of period	56,025,296	64,524,668	166,552,415	219,396,554	16,076,383	-	5,344,914	681,722

Contract owners’ equity end of period	$47,207,095	$56,025,296	$169,295,370	$166,552,415	$15,478,083	$16,076,383	$4,657,160	$5,344,914

CHANGES IN UNITS:
Beginning units	4,000,593	4,607,576	14,550,861	19,129,974	1,641,194	-	281,697	32,529
Units purchased	864,203	907,444	6,401,667	6,246,930	132,384	1,764,626	18,355	300,392
Units redeemed	(1,557,932)	(1,514,427)	(6,143,996)	(10,826,043)	(185,668)	(123,432)	(41,361)	(51,224)

Ending units	3,306,864	4,000,593	14,808,532	14,550,861	1,587,910	1,641,194	258,691	281,697

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$54,076	$56,064	$195,620	$96,746	$(2,668)	$(198)	$13,094	$11,715
Realized gain (loss) on investments	526,118	521,601	380,083	317,657	1,304,061	1,924,525	(67,180)	7,215
Change in unrealized gain (loss) on investments	(1,170,396)	(263,944)	(1,926,947)	(402,869)	(6,571,225)	(4,727,274)	(92,666)	(45,369)
Reinvested capital gains	981,251	845,125	766,122	753,267	5,086,876	4,135,968	113,872	77,864

Net increase (decrease) in contract owners’ equity resulting from operations	391,049	1,158,846	(585,122)	764,801	(182,956)	1,333,021	(32,880)	51,425

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	534,999	497,980	350,616	316,738	1,435,563	1,446,168	2,906	2,942
Transfers between funds	234,727	(267,357)	9,700,006	304,216	11,788,545	(1,032,898)	320,163	773,273
Surrenders (note 6)	(748,598)	(747,401)	(537,531)	(646,329)	(1,867,173)	(1,791,851)	(83,737)	-
Death Benefits (note 4)	(199,197)	(22,235)	(18,410)	(13,671)	(235,813)	(167,409)	(12,996)	(34,387)
Net policy repayments (loans) (note 5)	(45,548)	(60,431)	3,882	(47,617)	(82,605)	(125,814)	(14,886)	(108)
Deductions for surrender charges (note 2d)	(1,373)	(1,417)	(346)	(1,839)	(2,546)	(1,459)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(456,637)	(450,355)	(276,744)	(282,139)	(1,498,472)	(1,444,222)	(30,690)	(13,020)
Asset charges (note 3):
FPVUL & VEL contracts	(40,503)	(40,468)	(24,081)	(25,943)	(126,042)	(127,368)	(762)	(225)
MSP contracts	(1,391)	(1,441)	(521)	(502)	(3,367)	(3,457)	-	-
SL contracts or LSFP contracts	(4,787)	(4,746)	(2,267)	(2,901)	(10,667)	(10,096)	-	-
Adjustments to maintain reserves	-	52	(42)	3	(21)	15	32	(13)

Net equity transactions	(728,308)	(1,097,819)	9,194,562	(399,984)	9,397,402	(3,258,391)	180,030	728,462

Net change in contract owners’ equity	(337,259)	61,027	8,609,440	364,817	9,214,446	(1,925,370)	147,150	779,887
Contract owners’ equity beginning of period	11,927,494	11,866,467	7,832,611	7,467,794	34,718,009	36,643,379	915,950	136,063

Contract owners’ equity end of period	$11,590,235	$11,927,494	$16,442,051	$7,832,611	$43,932,455	$34,718,009	$1,063,100	$915,950

CHANGES IN UNITS:
Beginning units	744,288	817,723	509,471	537,399	2,156,480	2,367,293	48,124	8,378
Units purchased	52,437	41,540	618,150	34,669	831,787	150,159	16,738	42,831
Units redeemed	(97,349)	(114,975)	(100,460)	(62,597)	(249,318)	(360,972)	(7,423)	(3,085)

Ending units	699,376	744,288	1,027,161	509,471	2,738,949	2,156,480	57,439	48,124

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCVF		SCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$159,266	$196,599	$(6,404)	$(5,532)	$269,779	$191,100	$127,982	$31,940
Realized gain (loss) on investments	907,384	663,126	1,371,082	993,741	1,255,158	3,193,137	3,315,212	7,970,575
Change in unrealized gain (loss) on investments	(2,935,360)	(1,866,716)	(3,157,385)	(2,657,653)	(7,772,252)	(4,239,147)	(8,582,517)	(15,184,198)
Reinvested capital gains	1,496,109	3,178,359	1,895,359	2,037,109	3,832,274	3,638,018	4,454,708	7,427,497

Net increase (decrease) in contract owners’ equity resulting from operations	(372,601)	2,171,368	102,652	367,665	(2,415,041)	2,783,108	(684,615)	245,814

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	439,334	418,028	591,873	652,216	1,282,070	1,302,443	1,112,983	1,271,649
Transfers between funds	(802,281)	1,154,118	3,323,383	128,356	3,289,114	(3,498,324)	(1,844,806)	(6,341,525)
Surrenders (note 6)	(1,116,013)	(887,744)	(1,133,748)	(820,168)	(1,515,365)	(1,960,745)	(1,597,252)	(2,207,878)
Death Benefits (note 4)	(192,820)	(131,819)	(185,956)	(125,887)	(232,030)	(315,085)	(329,640)	(390,954)
Net policy repayments (loans) (note 5)	24,364	(38,342)	(92,310)	35,647	(89,130)	(64,798)	84,911	(13,869)
Deductions for surrender charges (note 2d)	-	(273)	(1,180)	(2,740)	(1,857)	(1,034)	(946)	(3,796)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(510,732)	(472,575)	(508,652)	(483,393)	(1,277,926)	(1,293,913)	(1,352,568)	(1,439,927)
Asset charges (note 3):
FPVUL & VEL contracts	(45,864)	(45,370)	(40,457)	(40,270)	(105,687)	(114,109)	(102,346)	(110,406)
MSP contracts	(1,473)	(1,678)	(1,273)	(1,267)	(3,576)	(3,728)	(3,183)	(3,210)
SL contracts or LSFP contracts	(7,586)	(6,871)	(2,780)	(2,735)	(6,798)	(7,067)	(10,084)	(10,294)
Adjustments to maintain reserves	8	1	5	22	52	(4)	(73)	115

Net equity transactions	(2,213,063)	(12,525)	1,948,905	(660,219)	1,338,867	(5,956,364)	(4,043,004)	(9,250,095)

Net change in contract owners’ equity	(2,585,664)	2,158,843	2,051,557	(292,554)	(1,076,174)	(3,173,256)	(4,727,619)	(9,004,281)
Contract owners’ equity beginning of period	15,199,545	13,040,702	14,983,770	15,276,324	39,613,189	42,786,445	45,885,752	54,890,033

Contract owners’ equity end of period	$12,613,881	$15,199,545	$17,035,327	$14,983,770	$38,537,015	$39,613,189	$41,158,133	$45,885,752

CHANGES IN UNITS:
Beginning units	798,637	801,822	552,233	578,414	839,625	982,222	1,262,236	1,549,110
Units purchased	34,424	85,380	154,914	52,355	111,471	44,053	36,468	65,346
Units redeemed	(150,592)	(88,565)	(82,173)	(78,536)	(88,965)	(186,650)	(142,571)	(352,220)

Ending units	682,469	798,637	624,974	552,233	862,131	839,625	1,156,133	1,262,236

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$234,463	$356,005	$253,975	$236,351	$26,477	$18,322	$817,039	$946,776
Realized gain (loss) on investments	82,367	174,953	(109,093)	(10,197)	(1,620)	4,357	3,923,741	5,151,205
Change in unrealized gain (loss) on investments	(656,344)	(108,645)	(115,239)	11,379	(32,287)	(13,312)	(17,835,435)	(8,774,176)
Reinvested capital gains	-	-	-	-	-	-	19,631,603	13,853,078

Net increase (decrease) in contract owners’ equity resulting from operations	(339,514)	422,313	29,643	237,533	(7,430)	9,367	6,536,948	11,176,883

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	377,819	381,144	363,005	9,607	48,766	54,777	4,927,225	5,366,643
Transfers between funds	143,984	147,227	(5,571,752)	(10,141,976)	(252,035)	72,207	(2,285,047)	(4,325,472)
Surrenders (note 6)	(393,961)	(434,239)	(4,748,995)	-	(29,513)	(51,774)	(7,669,159)	(7,630,879)
Death Benefits (note 4)	(280,450)	(95,955)	(147,154)	-	(40,756)	(12,195)	(1,042,310)	(592,178)
Net policy repayments (loans) (note 5)	93,039	(147,955)	(11,988)	(4,008)	(3,331)	842	120,067	(496,035)
Deductions for surrender charges (note 2d)	(20)	(119)	-	-	(137)	-	(8,204)	(10,216)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(389,091)	(381,732)	(275,410)	(411,680)	(44,887)	(46,112)	(5,310,497)	(5,323,002)
Asset charges (note 3):
FPVUL & VEL contracts	(25,494)	(27,007)	(88)	(81)	(3,558)	(3,180)	(469,624)	(487,125)
MSP contracts	(1,580)	(1,628)	-	-	(414)	(439)	(17,774)	(17,454)
SL contracts or LSFP contracts	(4,330)	(4,784)	-	-	(1,082)	(2,426)	(46,723)	(48,710)
Adjustments to maintain reserves	(11)	(15)	(9)	(83)	(5)	3	(8)	(17)

Net equity transactions	(480,095)	(565,063)	(10,392,391)	(10,548,221)	(326,952)	11,703	(11,802,054)	(13,564,445)

Net change in contract owners’ equity	(819,609)	(142,750)	(10,362,748)	(10,310,688)	(334,382)	21,070	(5,265,106)	(2,387,562)
Contract owners’ equity beginning of period	11,552,062	11,694,812	25,333,573	35,644,261	1,894,382	1,873,312	132,440,260	134,827,822

Contract owners’ equity end of period	$10,732,453	$11,552,062	$14,970,825	$25,333,573	$1,560,000	$1,894,382	$127,175,154	$132,440,260

CHANGES IN UNITS:
Beginning units	514,344	538,896	2,190,544	3,094,731	164,622	163,595	5,400,878	5,982,076
Units purchased	59,099	41,125	387,001	64,953	44,984	13,411	240,832	277,803
Units redeemed	(78,828)	(65,677)	(1,275,135)	(969,140)	(73,578)	(12,384)	(706,866)	(859,001)

Ending units	494,615	514,344	1,302,410	2,190,544	136,028	164,622	4,934,844	5,400,878

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVTIV3		EIF		NVRE1		NVLCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,507	$18,268	$177,517	$211,750	$937,207	$1,032,560	$779	$454
Realized gain (loss) on investments	18,772	16,612	518,363	339,078	60,266	1,270,084	(55)	403
Change in unrealized gain (loss) on investments	(100,572)	(101,576)	(1,429,961)	511,336	(8,475,822)	(2,123,562)	(3,018)	(787)
Reinvested capital gains	28,883	21,106	-	-	5,329,680	8,602,715	1,517	802

Net increase (decrease) in contract owners’ equity resulting from operations	(39,410)	(45,590)	(734,081)	1,062,164	(2,148,669)	8,781,797	(777)	872

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,949	37,593	394,668	424,929	1,524,023	1,466,771	1,291	2,318
Transfers between funds	262,187	42,414	(191,463)	386,305	(2,224,423)	1,173,264	4,217	22,726
Surrenders (note 6)	(13,867)	(38,298)	(767,302)	(656,667)	(2,689,873)	(1,295,797)	-	-
Death Benefits (note 4)	-	-	(37,086)	(156,916)	(179,833)	(444,935)	-	-
Net policy repayments (loans) (note 5)	(5,009)	(44,018)	14,165	11,170	(47,705)	76,223	4	5
Deductions for surrender charges (note 2d)	(105)	(110)	(1,733)	(910)	(1,634)	(4,516)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,616)	(19,255)	(412,577)	(423,955)	(1,204,297)	(1,141,143)	(2,132)	(1,618)
Asset charges (note 3):
FPVUL & VEL contracts	(1,515)	(1,548)	(36,164)	(38,677)	(93,772)	(94,748)	(119)	(92)
MSP contracts	-	-	(1,088)	(1,097)	(3,447)	(3,519)	-	-
SL contracts or LSFP contracts	(327)	(260)	(4,485)	(4,770)	(10,493)	(10,320)	-	-
Adjustments to maintain reserves	(17)	1,052	(18)	13	(8)	35	(2)	(4)

Net equity transactions	288,680	(22,430)	(1,043,083)	(460,575)	(4,931,462)	(278,685)	3,259	23,335

Net change in contract owners’ equity	249,270	(68,020)	(1,777,164)	601,589	(7,080,131)	8,503,112	2,482	24,207
Contract owners’ equity beginning of period	452,505	520,525	12,375,894	11,774,305	39,249,857	30,746,745	25,809	1,602

Contract owners’ equity end of period	$701,775	$452,505	$10,598,730	$12,375,894	$32,169,726	$39,249,857	$28,291	$25,809

CHANGES IN UNITS:
Beginning units	28,263	29,863	536,954	554,935	2,232,004	2,274,473	2,183	140
Units purchased	20,244	33,033	24,297	50,789	114,490	191,447	630	2,205
Units redeemed	(2,895)	(34,633)	(69,470)	(68,770)	(412,389)	(233,916)	(346)	(162)

Ending units	45,612	28,263	491,781	536,954	1,934,105	2,232,004	2,467	2,183

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLMP		NVSIX2		GVEX1		NOTB3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115	$25	$3,277	$2,062	$62,071	$28,126	$421	$-
Realized gain (loss) on investments	(18)	1	(3,141)	1,528	63,366	51,359	(81)	-
Change in unrealized gain (loss) on investments	(204)	(23)	(33,556)	(6,587)	(141,305)	37,399	(3,704)	-
Reinvested capital gains	36	20	20,782	8,393	39,810	-	840	-

Net increase (decrease) in contract owners’ equity resulting from operations	(71)	23	(12,638)	5,396	23,942	116,884	(2,524)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,100	1,013	21,868	29,517	156,550	84,846	3,091	-
Transfers between funds	3,001	1,188	48,551	180,446	1,564,185	1,003,305	35,616	-
Surrenders (note 6)	-	-	(492)	(31,452)	(32,057)	(76,611)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,999)	1,660	(20,501)	13,847	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(221)	(26)	(7,005)	(6,511)	(60,595)	(18,479)	(1,580)	-
Asset charges (note 3):
FPVUL & VEL contracts	(10)	(7)	(920)	(758)	(7,789)	(2,863)	(136)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	3	2	(2)	5	(1)	2	-

Net equity transactions	3,861	2,171	60,005	172,900	1,599,798	1,004,044	36,993	-

Net change in contract owners’ equity	3,790	2,194	47,367	178,296	1,623,740	1,120,928	34,469	-
Contract owners’ equity beginning of period	2,194	-	243,002	64,706	1,629,554	508,626	-	-

Contract owners’ equity end of period	$5,984	$2,194	$290,369	$243,002	$3,253,294	$1,629,554	$34,469	$-

CHANGES IN UNITS:
Beginning units	191	-	18,330	5,103	121,451	42,973	-	-
Units purchased	469	194	6,530	16,342	129,126	83,596	3,559	-
Units redeemed	(130)	(3)	(1,833)	(3,115)	(10,896)	(5,118)	(164)	-

Ending units	530	191	23,027	18,330	239,681	121,451	3,395	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NOTMG3		ALVGIA		ALVIVA		ALVSVA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1	$1	$302,224	$268,499	$200,918	$313,311	$137,656	$117,282
Realized gain (loss) on investments	(6)	195	2,802,381	1,506,475	186,636	(68,109)	596,243	914,367
Change in unrealized gain (loss) on investments	(280)	(160)	(2,681,596)	63,603	(204,444)	(845,738)	(4,989,028)	(1,483,561)
Reinvested capital gains	2	1	-	-	-	-	3,136,679	2,184,267

Net increase (decrease) in contract owners’ equity resulting from operations	(283)	37	423,009	1,838,577	183,110	(600,536)	(1,118,450)	1,732,355

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96	799	656,682	595,793	51,523	151,521	1,461,610	1,691,002
Transfers between funds	11,917	(932)	(1,044,477)	7,116,899	(208,364)	(2,377,659)	(872,423)	2,569,262
Surrenders (note 6)	-	-	(254,914)	(587,857)	(31,396)	(162,492)	(833,498)	(246,756)
Death Benefits (note 4)	(80)	(2,619)	(86,944)	(45,942)	(11,255)	(23,474)	(91,225)	(22,916)
Net policy repayments (loans) (note 5)	-	-	(35,928)	(91,050)	(12,116)	65	22,573	(60,210)
Deductions for surrender charges (note 2d)	-	-	(76)	(857)	-	-	(637)	(667)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117)	(584)	(380,354)	(318,406)	(98,197)	(126,709)	(334,411)	(331,957)
Asset charges (note 3):
FPVUL & VEL contracts	(10)	(7)	(11,936)	(13,034)	(3,925)	(4,842)	(28,268)	(28,402)
MSP contracts	-	-	(9)	(8)	-	-	(1,487)	(1,576)
SL contracts or LSFP contracts	-	-	(1,049)	(1,243)	-	-	(1,162)	(1,801)
Adjustments to maintain reserves	(7)	5	15	(10)	(12)	(17)	(34)	(4)

Net equity transactions	11,799	(3,338)	(1,158,990)	6,654,285	(313,742)	(2,543,607)	(678,962)	3,565,975

Net change in contract owners’ equity	11,516	(3,301)	(735,981)	8,492,862	(130,632)	(3,144,143)	(1,797,412)	5,298,330
Contract owners’ equity beginning of period	110	3,411	23,312,057	14,819,195	8,490,269	11,634,412	20,013,603	14,715,273

Contract owners’ equity end of period	$11,626	$110	$22,576,076	$23,312,057	$8,359,637	$8,490,269	$18,216,191	$20,013,603

CHANGES IN UNITS:
Beginning units	10	320	831,086	575,885	1,020,175	1,306,206	515,175	413,328
Units purchased	1,145	76	104,552	297,978	122,212	17,680	57,994	145,406
Units redeemed	(20)	(386)	(141,454)	(42,777)	(161,167)	(303,711)	(76,229)	(43,559)

Ending units	1,135	10	794,184	831,086	981,220	1,020,175	496,940	515,175

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVCA		ACVIG		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,383)	$(1,724)	$419,678	$431,270	$241,073	$165,181	$3,505	$55,537
Realized gain (loss) on investments	128,696	1,732	851,186	307,053	(639,745)	(267,212)	275,464	500,852
Change in unrealized gain (loss) on investments	(175,817)	148,118	(4,205,843)	1,782,768	123,310	196,472	(294,239)	(712,911)
Reinvested capital gains	40,745	-	1,774,328	-	-	311,644	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,759)	148,126	(1,160,651)	2,521,091	(275,362)	406,085	(15,270)	(156,522)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,742	55,596	669,433	689,245	269,923	322,061	52,261	28,521
Transfers between funds	(974,543)	1,423,782	(2,996,080)	1,081,536	(1,391,360)	(725,636)	(344,366)	(1,764,052)
Surrenders (note 6)	(39,539)	(767)	(774,796)	(1,140,223)	(1,415,172)	(555,258)	(11,288)	(4,304)
Death Benefits (note 4)	-	-	(25,954)	(55,707)	(60,792)	(59,832)	(1,993)	-
Net policy repayments (loans) (note 5)	(4,252)	(804)	(30,040)	(21,803)	271,635	(92,013)	10,193	2,685
Deductions for surrender charges (note 2d)	-	-	-	(398)	(807)	(1,440)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,158)	(18,638)	(752,010)	(744,136)	(338,312)	(344,465)	(72,974)	(99,544)
Asset charges (note 3):
FPVUL & VEL contracts	(127)	(140)	(54,786)	(58,516)	(26,165)	(27,280)	(93)	(20)
MSP contracts	-	-	(2,502)	(2,646)	(998)	(1,069)	-	-
SL contracts or LSFP contracts	-	-	(4,817)	(5,020)	(13,174)	(15,465)	-	-
Adjustments to maintain reserves	17	(754)	(11)	52	8	(18)	83	(593)

Net equity transactions	(1,019,860)	1,458,275	(3,971,563)	(257,616)	(2,705,214)	(1,500,415)	(368,177)	(1,837,307)

Net change in contract owners’ equity	(1,027,619)	1,606,401	(5,132,214)	2,263,475	(2,980,576)	(1,094,330)	(383,447)	(1,993,829)
Contract owners’ equity beginning of period	1,606,401	-	23,330,878	21,067,403	12,507,527	13,601,857	1,859,779	3,853,608

Contract owners’ equity end of period	$578,782	$1,606,401	$18,198,664	$23,330,878	$9,526,951	$12,507,527	$1,476,332	$1,859,779

CHANGES IN UNITS:
Beginning units	145,072	-	899,634	900,940	783,544	880,216	119,008	242,842
Units purchased	40,099	166,269	37,344	82,127	79,664	128,152	32,016	2,017
Units redeemed	(133,760)	(21,197)	(212,649)	(83,433)	(251,284)	(224,824)	(47,576)	(125,851)

Ending units	51,411	145,072	724,329	899,634	611,924	783,544	103,448	119,008

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVU1		ACVV		DVMCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$212,262	$128,251	$4,169	$3,081	$461,129	$298,729	$15,494	$16,390
Realized gain (loss) on investments	837,810	762,328	398,710	78,170	3,154,136	2,603,403	198,637	81,392
Change in unrealized gain (loss) on investments	(1,860,368)	128,910	(428,278)	55,624	(4,474,016)	(302,187)	(875,105)	208,273
Reinvested capital gains	591,112	731,729	145,277	-	-	-	596,636	11,487

Net increase (decrease) in contract owners’ equity resulting from operations	(219,184)	1,751,218	119,878	136,875	(858,751)	2,599,945	(64,338)	317,542

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,030,673	1,682,734	(2,017)	313	657,025	787,406	109,111	62,577
Transfers between funds	304,557	64,423	(940,187)	68,562	(2,482,617)	3,127,491	(615,867)	1,445,838
Surrenders (note 6)	(1,084,397)	(985,062)	(4,262)	(647)	(1,249,745)	(736,416)	(272,553)	(2,486)
Death Benefits (note 4)	(16,851)	(13,728)	(10,114)	-	(13,609)	(18,447)	(26,122)	(360)
Net policy repayments (loans) (note 5)	(576,625)	2,847	4,262	647	(31,045)	(20,581)	2,110	(79)
Deductions for surrender charges (note 2d)	(1,299)	(6,788)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(397,752)	(329,526)	(15,293)	(12,652)	(331,625)	(289,442)	(49,148)	(31,166)
Asset charges (note 3):
FPVUL & VEL contracts	(26,211)	(22,691)	-	-	(5,431)	(5,343)	(23)	(9)
MSP contracts	(815)	(770)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,712)	(1,642)	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(15)	(15)	46	(151)	343	2	(42)

Net equity transactions	229,558	389,782	(967,626)	56,269	(3,457,198)	2,845,011	(852,490)	1,474,273

Net change in contract owners’ equity	10,374	2,141,000	(847,748)	193,144	(4,315,949)	5,444,956	(916,828)	1,791,815
Contract owners’ equity beginning of period	13,379,525	11,238,525	1,598,803	1,405,659	25,658,246	20,213,290	3,435,635	1,643,820

Contract owners’ equity end of period	$13,389,899	$13,379,525	$751,055	$1,598,803	$21,342,297	$25,658,246	$2,518,807	$3,435,635

CHANGES IN UNITS:
Beginning units	492,846	482,118	77,382	74,672	813,491	723,483	104,891	55,938
Units purchased	93,051	99,783	6,369	3,848	72,806	154,376	25,223	50,060
Units redeemed	(85,296)	(89,055)	(49,049)	(1,138)	(163,132)	(64,368)	(50,666)	(1,107)

Ending units	500,601	492,846	34,702	77,382	723,165	813,491	79,448	104,891

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVSCS		DCAP		DSC		DVIV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$500,049	$319,855	$390,920	$528,193	$-	$-	$108,634	$158,197
Realized gain (loss) on investments	6,601,408	4,404,244	1,918,192	4,403,783	92,242	177,342	247,961	1,021,463
Change in unrealized gain (loss) on investments	(15,200,764)	(4,953,887)	(4,071,115)	(3,422,113)	(129,288)	(154,774)	(461,605)	(1,585,073)
Reinvested capital gains	5,950,257	4,511,317	1,203,674	859,878	15,609	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,149,050)	4,281,529	(558,329)	2,369,741	(21,437)	22,568	(105,010)	(405,413)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,195,897	2,931,848	780,709	1,053,538	64,907	47,652	62,203	98,043
Transfers between funds	(3,333,747)	10,323,316	(5,431,263)	(8,976,781)	(38,876)	(310,476)	(668,952)	(5,426,944)
Surrenders (note 6)	(4,875,464)	(2,545,631)	(1,461,734)	(1,075,757)	(73,276)	(20,761)	(725,192)	(22,609)
Death Benefits (note 4)	(567,716)	(677,458)	(277,600)	(155,738)	-	-	(29,864)	(1,080)
Net policy repayments (loans) (note 5)	(378,912)	(239,827)	145,066	(13,296)	(5,455)	9,721	(14,355)	(1,124)
Deductions for surrender charges (note 2d)	(1,667)	(2,299)	(1,375)	(566)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,434,243)	(1,292,923)	(775,500)	(882,904)	(38,141)	(39,929)	(76,134)	(119,170)
Asset charges (note 3):
FPVUL & VEL contracts	(43,910)	(45,232)	(58,922)	(65,161)	(3,272)	(3,743)	(602)	(741)
MSP contracts	(1,101)	(1,084)	(1,723)	(1,738)	-	-	-	-
SL contracts or LSFP contracts	(6,847)	(6,493)	(6,220)	(6,245)	(489)	(451)	-	-
Adjustments to maintain reserves	(44)	178	10	12	15	(2)	6	(1)

Net equity transactions	(7,447,754)	8,444,395	(7,088,552)	(10,124,636)	(94,587)	(317,989)	(1,452,890)	(5,473,626)

Net change in contract owners’ equity	(9,596,804)	12,725,924	(7,646,881)	(7,754,895)	(116,024)	(295,421)	(1,557,900)	(5,879,039)
Contract owners’ equity beginning of period	93,959,139	81,233,215	27,937,998	35,692,893	1,067,509	1,362,930	5,511,637	11,390,676

Contract owners’ equity end of period	$84,362,335	$93,959,139	$20,291,117	$27,937,998	$951,485	$1,067,509	$3,953,737	$5,511,637

CHANGES IN UNITS:
Beginning units	3,271,232	2,964,896	1,135,867	1,660,176	47,065	61,048	291,203	546,235
Units purchased	154,600	583,054	37,217	83,636	4,134	5,498	11,326	13,209
Units redeemed	(412,123)	(276,718)	(372,946)	(607,945)	(8,272)	(19,481)	(86,344)	(268,241)

Ending units	3,013,709	3,271,232	800,138	1,135,867	42,927	47,065	216,185	291,203

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVSSVB		SVSLVB		FVCA2P		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(656)	$6,673	$1,283	$1,740	$12,215	$13,782	$985,664	$1,065,798
Realized gain (loss) on investments	30,987	172,809	5,181	6,054	(5,098)	841	67,659	588,287
Change in unrealized gain (loss) on investments	(57,660)	(166,400)	(24,268)	6,338	(55,868)	(173,158)	(1,139,269)	(598,804)
Reinvested capital gains	26,754	8,555	6,415	-	1,024	150,975	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(575)	21,637	(11,389)	14,132	(47,727)	(7,560)	(85,946)	1,055,281

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,291	84,587	609	590	37,018	39,820	728,293	934,762
Transfers between funds	(472,358)	(1,121,813)	3,511	(3,833)	(5,823)	48,457	(1,251,466)	190,213
Surrenders (note 6)	(14,339)	(2,069)	-	-	(52,539)	(61,287)	(963,828)	(946,014)
Death Benefits (note 4)	-	(9,477)	-	-	(8,410)	-	(311,833)	(680,830)
Net policy repayments (loans) (note 5)	(16,440)	(3,743)	(3,429)	-	6,006	(3,003)	51,060	(53,941)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(51)	(237)	(1,401)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,343)	(21,795)	(3,063)	(2,972)	(22,707)	(23,387)	(796,663)	(793,660)
Asset charges (note 3):
FPVUL & VEL contracts	(116)	(795)	-	-	(2,050)	(2,237)	(56,887)	(60,013)
MSP contracts	-	-	-	-	-	-	(3,510)	(3,586)
SL contracts or LSFP contracts	-	-	-	-	(443)	(505)	(5,620)	(5,952)
Adjustments to maintain reserves	(14)	6	(9)	13	(3)	10	36	(2)

Net equity transactions	(504,319)	(1,075,099)	(2,381)	(6,202)	(48,951)	(2,183)	(2,610,655)	(1,420,424)

Net change in contract owners’ equity	(504,894)	(1,053,462)	(13,770)	7,930	(96,678)	(9,743)	(2,696,601)	(365,143)
Contract owners’ equity beginning of period	713,559	1,767,021	155,618	147,688	792,290	802,033	27,987,363	28,352,506

Contract owners’ equity end of period	$208,665	$713,559	$141,848	$155,618	$695,612	$792,290	$25,290,762	$27,987,363

CHANGES IN UNITS:
Beginning units	48,141	124,095	10,766	11,249	43,124	43,232	1,283,800	1,349,684
Units purchased	558	11,277	276	155	2,279	4,958	51,886	129,007
Units redeemed	(34,269)	(87,231)	(446)	(638)	(5,000)	(5,066)	(171,027)	(194,891)

Ending units	14,430	48,141	10,596	10,766	40,403	43,124	1,164,659	1,283,800

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCS		FNRS2		FEIS		FF10S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$234,265	$366,461	$69,431	$62,586	$1,804,717	$1,677,653	$38,038	$37,740
Realized gain (loss) on investments	9,664,141	7,799,788	(355,513)	514,600	2,980,977	(76,600)	73,170	18,067
Change in unrealized gain (loss) on investments	(14,401,641)	(2,331,541)	(1,512,594)	(1,887,387)	(13,017,860)	3,073,824	(116,011)	11,784
Reinvested capital gains	5,099,951	1,177,951	212,716	104,674	5,673,847	896,837	6,570	39,338

Net increase (decrease) in contract owners’ equity resulting from operations	596,716	7,012,659	(1,585,960)	(1,205,527)	(2,558,319)	5,571,714	1,767	106,929

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	124,099	358,091	575,031	675,687	2,768,204	2,852,893	42,257	42,234
Transfers between funds	(22,411,101)	(10,866,941)	(178,858)	393,615	(1,821,129)	(8,557,534)	116,816	(20,369)
Surrenders (note 6)	(3,855,904)	(2,477,077)	(426,228)	(1,026,397)	(2,870,919)	(3,259,694)	(48,159)	(32,020)
Death Benefits (note 4)	(377,056)	(156,322)	(24,380)	(5,199)	(452,890)	(278,036)	(310,889)	(1,289)
Net policy repayments (loans) (note 5)	190,929	(11,971)	44,823	2,839	539,684	8,152	(19,212)	(2,629)
Deductions for surrender charges (note 2d)	-	-	(646)	(4,493)	(1,564)	(3,827)	(503)	(307)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(545,016)	(654,880)	(284,798)	(349,476)	(2,256,171)	(2,303,228)	(61,389)	(73,573)
Asset charges (note 3):
FPVUL & VEL contracts	(2,013)	(2,155)	(19,580)	(24,972)	(156,849)	(169,456)	(4,806)	(5,307)
MSP contracts	-	-	(1,836)	(2,540)	(6,841)	(7,264)	(3,956)	(3,881)
SL contracts or LSFP contracts	-	-	(5,339)	(6,382)	(18,890)	(18,995)	(511)	(587)
Adjustments to maintain reserves	974	18,022	(13)	23	(194)	352	8	7

Net equity transactions	(26,875,088)	(13,793,233)	(321,824)	(347,295)	(4,277,559)	(11,736,637)	(290,344)	(97,721)

Net change in contract owners’ equity	(26,278,372)	(6,780,574)	(1,907,784)	(1,552,822)	(6,835,878)	(6,164,923)	(288,577)	9,208
Contract owners’ equity beginning of period	60,334,411	67,114,985	8,025,181	9,578,003	63,137,536	69,302,459	2,509,861	2,500,653

Contract owners’ equity end of period	$34,056,039	$60,334,411	$6,117,397	$8,025,181	$56,301,658	$63,137,536	$2,221,284	$2,509,861

CHANGES IN UNITS:
Beginning units	2,176,373	2,707,495	405,538	422,224	2,527,460	3,053,344	141,331	146,853
Units purchased	6,280	33,429	53,678	73,113	163,364	167,159	8,899	5,097
Units redeemed	(953,088)	(564,551)	(69,149)	(89,799)	(345,377)	(693,043)	(24,626)	(10,619)

Ending units	1,229,565	2,176,373	390,067	405,538	2,345,447	2,527,460	125,604	141,331

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF30S		FFINS		FGOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$455,452	$322,702	$201,673	$135,676	$18,948	$12,454	$(2,514)	$(46)
Realized gain (loss) on investments	328,768	933,065	310,788	159,089	9,315	44,702	1,000,287	91,155
Change in unrealized gain (loss) on investments	(1,032,078)	(806,719)	(700,905)	(73,921)	(37,989)	(30,142)	(905,602)	170,613
Reinvested capital gains	119,356	356,445	66,107	171,942	1,706	11,517	51,369	2,758

Net increase (decrease) in contract owners’ equity resulting from operations	(128,502)	805,493	(122,337)	392,786	(8,020)	38,531	143,540	264,480

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,424,707	3,049,750	1,267,498	708,602	8	44	(4,220)	19
Transfers between funds	4,069,008	976,075	2,387,781	1,594,334	262,995	(681,498)	(2,749,963)	577,847
Surrenders (note 6)	(734,627)	(421,052)	(450,687)	(507,583)	(47,100)	(31,276)	-	-
Death Benefits (note 4)	(44,364)	(10,248)	(20,815)	(6,753)	(7,226)	(5,790)	(130,391)	-
Net policy repayments (loans) (note 5)	45,903	(285,246)	(15,328)	(21,165)	-	-	59,294	(140)
Deductions for surrender charges (note 2d)	(857)	(1,241)	(2,617)	(4,590)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(650,441)	(548,320)	(296,668)	(226,375)	(9,843)	(9,106)	(24,699)	(25,457)
Asset charges (note 3):
FPVUL & VEL contracts	(22,620)	(23,035)	(19,360)	(18,682)	-	-	(5)	-
MSP contracts	(4,102)	(4,120)	(1,633)	(1,623)	-	-	-	-
SL contracts or LSFP contracts	(4,798)	(4,528)	(1,169)	(790)	-	-	-	-
Adjustments to maintain reserves	9	(222)	17	(61)	2	(4)	6,514	12,859

Net equity transactions	5,077,818	2,727,813	2,847,019	1,515,314	198,836	(727,630)	(2,843,470)	565,128

Net change in contract owners’ equity	4,949,316	3,533,306	2,724,682	1,908,100	190,816	(689,099)	(2,699,930)	829,608
Contract owners’ equity beginning of period	22,435,469	18,902,163	9,982,525	8,074,425	1,039,310	1,728,409	3,137,228	2,307,620

Contract owners’ equity end of period	$27,384,785	$22,435,469	$12,707,207	$9,982,525	$1,230,126	$1,039,310	$437,298	$3,137,228

CHANGES IN UNITS:
Beginning units	1,234,002	1,085,182	523,809	443,253	87,841	151,165	176,408	143,931
Units purchased	363,732	296,465	193,483	133,782	22,186	-	230	35,379
Units redeemed	(81,558)	(147,645)	(46,603)	(53,226)	(5,402)	(63,324)	(155,845)	(2,902)

Ending units	1,516,176	1,234,002	670,689	523,809	104,625	87,841	20,793	176,408

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGS		FHIS		FIP		FIGBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$72,335	$17,245	$878,992	$718,703	$833,807	$480,797	$4,074,283	$3,131,768
Realized gain (loss) on investments	4,135,585	2,544,798	(64,469)	99,956	2,422,243	2,019,039	(523,374)	(99,725)
Change in unrealized gain (loss) on investments	(909,306)	6,313,633	(1,507,420)	(670,174)	(2,744,568)	1,952,240	(5,318,505)	(373,491)
Reinvested capital gains	2,753,757	-	-	-	23,251	30,656	127,077	23,761

Net increase (decrease) in contract owners’ equity resulting from operations	6,052,371	8,875,676	(692,897)	148,485	534,733	4,482,732	(1,640,519)	2,682,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,766,330	3,506,167	228,307	9,387	1,898	3,876	1,664,295	919,955
Transfers between funds	(290,920)	4,238,663	1,993,788	(416,141)	13,964,305	(1,042,489)	22,909,778	114,296,368
Surrenders (note 6)	(5,051,189)	(3,563,417)	(628,799)	(400,599)	(1,808,100)	(1,030,851)	(2,408,131)	(890,457)
Death Benefits (note 4)	(570,580)	(393,202)	(339,331)	(22,494)	(284,334)	(135,156)	(65,032)	(971,673)
Net policy repayments (loans) (note 5)	163,841	(241,785)	64,190	(29,855)	-	-	6,359	(54,970)
Deductions for surrender charges (note 2d)	(2,917)	(2,918)	-	(22)	-	-	(1,185)	(2,615)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,325,228)	(3,055,954)	(389,909)	(276,762)	(365,699)	(265,281)	(1,906,105)	(816,534)
Asset charges (note 3):
FPVUL & VEL contracts	(219,282)	(219,608)	(20,861)	(14,940)	-	-	(25,756)	(27,049)
MSP contracts	(7,092)	(7,312)	(1,553)	(1,299)	-	-	(3,844)	(3,986)
SL contracts or LSFP contracts	(17,984)	(16,817)	(2,051)	(1,280)	-	-	(7,701)	(7,934)
Adjustments to maintain reserves	7,991	11,496	28	(68)	1	39	(18)	1

Net equity transactions	(5,547,030)	255,313	903,809	(1,154,073)	11,508,071	(2,469,862)	20,162,660	112,441,106

Net change in contract owners’ equity	505,341	9,130,989	210,912	(1,005,588)	12,042,804	2,012,870	18,522,141	115,123,419
Contract owners’ equity beginning of period	89,015,373	79,884,384	12,531,665	13,537,253	34,793,037	32,780,167	151,948,959	36,825,540

Contract owners’ equity end of period	$89,520,714	$89,015,373	$12,742,577	$12,531,665	$46,835,841	$34,793,037	$170,471,100	$151,948,959

CHANGES IN UNITS:
Beginning units	4,030,458	3,923,497	617,230	674,793	2,135,022	2,279,769	9,237,349	2,366,422
Units purchased	307,264	478,179	459,283	5,315	856,530	1	1,586,606	7,095,346
Units redeemed	(577,403)	(371,218)	(420,459)	(62,878)	(149,558)	(144,748)	(356,393)	(224,419)

Ending units	3,760,319	4,030,458	656,054	617,230	2,841,994	2,135,022	10,467,562	9,237,349

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FOS		FVSS		FF05S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$138,089	$40,285	$233,301	$116,795	$37,283	$49,912	$2,746	$1,285
Realized gain (loss) on investments	1,457,252	3,043,024	847,327	524,334	1,041,060	333,311	193	28
Change in unrealized gain (loss) on investments	(8,149,939)	(1,293,403)	(1,453,059)	(1,556,691)	(1,184,629)	(55,378)	(5,727)	(140)
Reinvested capital gains	6,009,549	1,149,842	18,961	2,851	4,120	-	361	461

Net increase (decrease) in contract owners’ equity resulting from operations	(545,049)	2,939,748	(353,470)	(912,711)	(102,166)	327,845	(2,427)	1,634

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,699,316	2,284,157	461,694	59,262	123,236	357,759	2	1
Transfers between funds	(4,857,132)	(273,258)	10,854,064	(585,051)	(1,650,801)	1,029	89,017	62,356
Surrenders (note 6)	(3,440,765)	(2,534,732)	(1,767,228)	(238,003)	(94,861)	(106,261)	(5,300)	(1,700)
Death Benefits (note 4)	(107,914)	(123,685)	(75,844)	(26,843)	(236,993)	(5,219)	(688)	(117)
Net policy repayments (loans) (note 5)	(132,977)	(116,137)	37,753	(31,088)	4,858	(28,745)	-	-
Deductions for surrender charges (note 2d)	(2,474)	(5,960)	(610)	(38)	(127)	(345)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,226,525)	(1,223,722)	(605,284)	(306,011)	(150,992)	(150,147)	(1,018)	(341)
Asset charges (note 3):
FPVUL & VEL contracts	(92,075)	(94,469)	(41,140)	(15,086)	(13,482)	(13,680)	-	-
MSP contracts	(4,496)	(4,207)	(1,113)	(634)	(153)	(151)	-	-
SL contracts or LSFP contracts	(12,662)	(13,150)	(5,502)	(3,051)	(438)	(440)	-	-
Adjustments to maintain reserves	(57)	(810)	(13)	60	(25)	596	(2)	8

Net equity transactions	(8,177,761)	(2,105,973)	8,856,777	(1,146,483)	(2,019,778)	54,396	82,011	60,207

Net change in contract owners’ equity	(8,722,810)	833,775	8,503,307	(2,059,194)	(2,121,944)	382,241	79,584	61,841
Contract owners’ equity beginning of period	50,266,013	49,432,238	9,627,274	11,686,468	5,579,423	5,197,182	91,635	29,794

Contract owners’ equity end of period	$41,543,203	$50,266,013	$18,130,581	$9,627,274	$3,457,479	$5,579,423	$171,219	$91,635

CHANGES IN UNITS:
Beginning units	1,164,190	1,214,517	527,024	587,917	210,258	208,874	7,230	2,444
Units purchased	42,622	107,483	814,756	21,203	7,155	15,303	6,904	4,959
Units redeemed	(228,820)	(157,810)	(459,690)	(82,096)	(83,481)	(13,919)	(550)	(173)

Ending units	977,992	1,164,190	882,090	527,024	133,932	210,258	13,584	7,230

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF15S		FF25S		FF40S		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$168,602	$121,708	$217,305	$159,075	$94,944	$71,410	$303,078	$333,305
Realized gain (loss) on investments	181,306	554,771	467,557	409,542	439,019	347,708	67,282	387,455
Change in unrealized gain (loss) on investments	(454,356)	(478,667)	(833,914)	(296,706)	(620,117)	(248,729)	(831,478)	(414,549)
Reinvested capital gains	54,176	130,641	73,306	193,642	43,025	85,456	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,272)	328,453	(75,746)	465,553	(43,129)	255,845	(461,118)	306,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,847	517,251	311,257	93,460	181,138	115,049	369,656	314,504
Transfers between funds	1,828,265	1,396,754	3,768,518	2,701,802	1,381,857	535,532	125,547	739,090
Surrenders (note 6)	(252,054)	(369,974)	(760,696)	(102,897)	(316,240)	(38,169)	(393,876)	(166,259)
Death Benefits (note 4)	(8,494)	(3,187)	(36,000)	(4,544)	(8,416)	(5,183)	(92,453)	(3,844)
Net policy repayments (loans) (note 5)	(3,222)	-	(155,447)	-	5,553	-	80,105	(623,138)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(854)	(997)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(193,308)	(160,980)	(228,885)	(161,685)	(130,081)	(100,311)	(274,166)	(268,960)
Asset charges (note 3):
FPVUL & VEL contracts	(909)	(785)	(1,033)	(929)	(858)	(647)	(15,835)	(17,006)
MSP contracts	-	-	-	-	-	-	(1,875)	(1,944)
SL contracts or LSFP contracts	-	-	-	-	-	-	(5,662)	(5,251)
Adjustments to maintain reserves	15	(40)	(8)	(80)	1	(13)	(4)	(1)

Net equity transactions	1,701,140	1,379,039	2,897,706	2,525,127	1,112,954	506,258	(209,417)	(33,806)

Net change in contract owners’ equity	1,650,868	1,707,492	2,821,960	2,990,680	1,069,825	762,103	(670,535)	272,405
Contract owners’ equity beginning of period	9,131,177	7,423,685	10,931,160	7,940,480	5,646,780	4,884,677	6,710,629	6,438,224

Contract owners’ equity end of period	$10,782,045	$9,131,177	$13,753,120	$10,931,160	$6,716,605	$5,646,780	$6,040,094	$6,710,629

CHANGES IN UNITS:
Beginning units	660,580	560,735	769,831	585,943	358,910	324,799	390,265	391,706
Units purchased	179,516	193,063	285,431	208,671	99,377	48,593	44,283	93,606
Units redeemed	(54,920)	(93,218)	(80,620)	(24,783)	(28,813)	(14,482)	(56,620)	(95,047)

Ending units	785,176	660,580	974,642	769,831	429,474	358,910	377,928	390,265

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$269,461	$262,919	$89,263	$92,357	$46,272	$47,166	$60,190	$8,875
Realized gain (loss) on investments	712,132	1,134,666	773,780	430,393	431,175	699,439	(15,121)	6,903
Change in unrealized gain (loss) on investments	(3,179,153)	(268,523)	(2,976,841)	(1,232,457)	(2,843,013)	(1,516,876)	(344,491)	(27,197)
Reinvested capital gains	1,677,113	325,868	1,416,193	803,503	1,582,970	842,839	123,517	30,567

Net increase (decrease) in contract owners’ equity resulting from operations	(520,447)	1,454,930	(697,605)	93,796	(782,596)	72,568	(175,905)	19,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,123,180	891,303	333,206	372,691	559,224	579,124	2,599	7,222
Transfers between funds	279,626	(972,305)	(589,048)	(110,442)	(1,300,846)	971,453	1,844,305	163,942
Surrenders (note 6)	(1,583,797)	(1,779,408)	(756,064)	(581,263)	(711,121)	(404,623)	(11,753)	-
Death Benefits (note 4)	(47,815)	(142,148)	(29,984)	(37,858)	(116,075)	(628)	-	-
Net policy repayments (loans) (note 5)	(110,064)	(290,083)	48,443	(82,402)	25,281	(17,721)	(624)	(307)
Deductions for surrender charges (note 2d)	(619)	(2,250)	(839)	(2,081)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(479,442)	(484,520)	(308,058)	(332,354)	(117,723)	(126,141)	(43,314)	(12,749)
Asset charges (note 3):
FPVUL & VEL contracts	(49,952)	(54,337)	(30,096)	(34,960)	(1,210)	(1,848)	(2,156)	(9)
MSP contracts	(1,849)	(1,815)	(1,538)	(1,579)	-	-	-	-
SL contracts or LSFP contracts	(6,134)	(5,902)	(3,867)	(4,112)	-	-	-	-
Adjustments to maintain reserves	4	(2)	(8)	2	16	(18)	(3)	(2)

Net equity transactions	(876,862)	(2,841,467)	(1,337,853)	(814,358)	(1,662,454)	999,598	1,789,054	158,097

Net change in contract owners’ equity	(1,397,309)	(1,386,537)	(2,035,458)	(720,562)	(2,445,050)	1,072,166	1,613,149	177,245
Contract owners’ equity beginning of period	17,151,918	18,538,455	10,693,748	11,414,310	11,301,870	10,229,704	464,392	287,147

Contract owners’ equity end of period	$15,754,609	$17,151,918	$8,658,290	$10,693,748	$8,856,820	$11,301,870	$2,077,541	$464,392

CHANGES IN UNITS:
Beginning units	599,977	706,879	292,511	314,978	512,783	465,556	32,122	20,950
Units purchased	43,397	28,686	11,709	14,233	48,883	101,829	124,909	12,089
Units redeemed	(72,785)	(135,588)	(49,056)	(36,700)	(125,645)	(54,602)	(9,688)	(917)

Ending units	570,589	599,977	255,164	292,511	436,021	512,783	147,343	32,122

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM2		TIF		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$60,438	$54,255	$42,124	$29,394	$773,732	$423,656	$906,016	$764,539
Realized gain (loss) on investments	(251,045)	1,240	4,703	25,815	371,073	594,107	(173,148)	(1,185,673)
Change in unrealized gain (loss) on investments	(778,823)	(244,573)	(152,028)	(205,899)	(3,642,164)	(4,501,055)	(1,295,522)	449,607
Reinvested capital gains	384,881	-	39,502	-	835,214	-	59,042	-

Net increase (decrease) in contract owners’ equity resulting from operations	(584,549)	(189,078)	(65,699)	(150,690)	(1,662,145)	(3,483,292)	(503,612)	28,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	220,824	120,887	-	(9)	385,096	398,507	268,974	568,599
Transfers between funds	(377,918)	3,552,109	(17,299)	(47,186)	2,068,601	12,214,280	(1,130,563)	(28,678,998)
Surrenders (note 6)	(154,489)	(323,181)	(84,583)	(40,019)	(459,477)	(205,476)	(528,057)	(353,017)
Death Benefits (note 4)	(6,752)	-	-	(11,675)	(314,545)	(17,069)	(112,780)	(181,466)
Net policy repayments (loans) (note 5)	(6,995)	125,510	(13,453)	(19,385)	23,513	(100,713)	(33,945)	(17,517)
Deductions for surrender charges (note 2d)	(487)	(1,106)	-	(326)	(1,725)	(889)	(148)	(812)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,323)	(84,918)	(27,274)	(31,160)	(406,838)	(336,496)	(347,783)	(376,575)
Asset charges (note 3):
FPVUL & VEL contracts	(9,377)	(7,515)	(3,306)	(4,067)	(17,288)	(14,051)	(26,008)	(19,826)
MSP contracts	(716)	(548)	(532)	(587)	(257)	(192)	(863)	(603)
SL contracts or LSFP contracts	(1,199)	(1,278)	(631)	(720)	(3,089)	(2,257)	(3,762)	(2,696)
Adjustments to maintain reserves	(3)	1	13	-	(33)	78	(10)	(11)

Net equity transactions	(444,435)	3,379,961	(147,065)	(155,134)	1,273,958	11,935,722	(1,914,945)	(29,062,922)

Net change in contract owners’ equity	(1,028,984)	3,190,883	(212,764)	(305,824)	(388,187)	8,452,430	(2,418,557)	(29,034,449)
Contract owners’ equity beginning of period	3,190,883	-	1,228,764	1,534,588	25,006,807	16,554,377	13,406,161	42,440,610

Contract owners’ equity end of period	$2,161,899	$3,190,883	$1,016,000	$1,228,764	$24,618,620	$25,006,807	$10,987,604	$13,406,161

CHANGES IN UNITS:
Beginning units	338,402	-	48,081	53,511	1,087,231	642,739	774,609	2,511,603
Units purchased	25,972	369,641	1	-	150,863	478,675	27,295	695,062
Units redeemed	(79,199)	(31,239)	(5,650)	(5,430)	(91,666)	(34,183)	(138,905)	(2,432,056)

Ending units	285,175	338,402	42,432	48,081	1,146,428	1,087,231	662,999	774,609

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		GVMCE		GVCSE		GVGOPS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,227	$20,231	$57,226	$482,978	$100	$265	$(3,582)	$(1,981)
Realized gain (loss) on investments	(20,790)	(11,436)	6,311,028	6,162,866	(4,040)	(73)	(165,353)	59,857
Change in unrealized gain (loss) on investments	(48,744)	7,638	(14,080,635)	(9,413,680)	(5,177)	(4,167)	(60,394)	(211,422)
Reinvested capital gains	1,161	617	3,193,109	10,364,851	8,843	5,582	119,074	239,061

Net increase (decrease) in contract owners’ equity resulting from operations	(47,146)	17,050	(4,519,272)	7,597,015	(274)	1,607	(110,255)	85,515

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,418	28,286	61,258	252,590	-	(40)	160,356	124,729
Transfers between funds	3,818	129,422	(16,082,002)	(2,413,829)	23,527	39,292	383,689	482,103
Surrenders (note 6)	(14,371)	(25,789)	(3,531,170)	(1,963,117)	-	-	(246,576)	(25,400)
Death Benefits (note 4)	-	(3,411)	(92,645)	(119,400)	-	-	(220)	(5,396)
Net policy repayments (loans) (note 5)	(20,211)	(47,723)	36,486	(764,847)	-	-	246	22
Deductions for surrender charges (note 2d)	(52)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,845)	(26,507)	(501,834)	(565,821)	(3,605)	(1,133)	(29,060)	(16,632)
Asset charges (note 3):
FPVUL & VEL contracts	(2,906)	(3,022)	-	-	(22)	(7)	(80)	(24)
MSP contracts	(53)	(25)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6)	(6)	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	7	(89)	(32)	5	3	11	4

Net equity transactions	(29,217)	51,232	(20,109,996)	(5,574,456)	19,905	38,115	268,366	559,406

Net change in contract owners’ equity	(76,363)	68,282	(24,629,268)	2,022,559	19,631	39,722	158,111	644,921
Contract owners’ equity beginning of period	741,071	672,789	63,498,186	61,475,627	39,722	-	1,264,559	619,638

Contract owners’ equity end of period	$664,708	$741,071	$38,868,918	$63,498,186	$59,353	$39,722	$1,422,670	$1,264,559

CHANGES IN UNITS:
Beginning units	53,635	50,080	1,722,307	1,889,614	2,986	-	82,502	44,812
Units purchased	2,849	11,348	2,346	11,958	2,503	3,077	38,878	43,965
Units redeemed	(5,189)	(7,793)	(558,667)	(179,265)	(920)	(91)	(23,244)	(6,275)

Ending units	51,295	53,635	1,165,986	1,722,307	4,569	2,986	98,136	82,502

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG		BNCAI		AMTB		AMGP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,439)	$(16,686)	$(20,487)	$(1,969)	$52,226	$66,390	$5,944	$3,206
Realized gain (loss) on investments	(75,569)	534,587	359,343	639,012	(73,598)	(29,536)	(180,544)	105,425
Change in unrealized gain (loss) on investments	(650,497)	(1,036,828)	(1,586,865)	(249,467)	26,717	(14,875)	(140,305)	(183,782)
Reinvested capital gains	250,052	914,902	783,787	55,379	-	-	269,213	174,821

Net increase (decrease) in contract owners’ equity resulting from operations	(500,453)	395,975	(464,222)	442,955	5,345	21,979	(45,692)	99,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	878,039	641,528	159,303	347,111	161,711	207,462	2,419	39
Transfers between funds	2,704,324	2,153,026	(2,182,156)	(321,356)	211,550	374,538	(451,497)	(176,697)
Surrenders (note 6)	(670,397)	(169,279)	(126,277)	(697,138)	(165,438)	(210,227)	-	(10,944)
Death Benefits (note 4)	(11,029)	(11,381)	(4,041)	-	(3,900)	(81,355)	(9,120)	-
Net policy repayments (loans) (note 5)	(30,247)	(8,840)	19,322	1,512	(45,376)	82,179	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(153)	(338)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,716)	(126,022)	(94,525)	(98,225)	(179,209)	(192,609)	(11,517)	(12,406)
Asset charges (note 3):
FPVUL & VEL contracts	(1,038)	(835)	(49)	(83)	(11,539)	(12,420)	-	-
MSP contracts	-	-	-	-	(570)	(549)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,765)	(1,723)	-	-
Adjustments to maintain reserves	(3)	(34)	(13)	(173)	4	(2)	(11)	32

Net equity transactions	2,683,933	2,478,163	(2,228,436)	(768,352)	(34,685)	164,956	(469,726)	(199,976)

Net change in contract owners’ equity	2,183,480	2,874,138	(2,692,658)	(325,397)	(29,340)	186,935	(515,418)	(100,306)
Contract owners’ equity beginning of period	9,039,455	6,165,317	10,321,115	10,646,512	3,752,525	3,565,590	1,074,537	1,174,843

Contract owners’ equity end of period	$11,222,935	$9,039,455	$7,628,457	$10,321,115	$3,723,185	$3,752,525	$559,119	$1,074,537

CHANGES IN UNITS:
Beginning units	472,936	334,875	281,384	303,601	303,453	290,095	43,652	51,556
Units purchased	198,155	181,747	5,338	20,134	64,906	60,633	7,835	1,930
Units redeemed	(56,126)	(43,686)	(67,213)	(42,351)	(67,831)	(47,275)	(26,181)	(9,834)

Ending units	614,965	472,936	219,509	281,384	300,528	303,453	25,306	43,652

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMCG		AMMCGS		AMTP		AMRI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,894)	$(5,978)	$(22)	$-	$4,844	$7,553	$28,295	$40,717
Realized gain (loss) on investments	(293,173)	249,506	(14,902)	-	65,034	20,837	48,757	143,151
Change in unrealized gain (loss) on investments	119,501	(1,131,079)	(45,608)	-	(192,795)	72,463	(637,790)	330,527
Reinvested capital gains	223,112	1,067,675	-	-	55,600	-	123,169	141,577

Net increase (decrease) in contract owners’ equity resulting from operations	43,546	180,124	(60,532)	-	(67,317)	100,853	(437,569)	655,972

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5,402)	1,302	5,829	-	(141)	16,581	11,577	8,698
Transfers between funds	(692,920)	(213,755)	1,104,418	-	(843,732)	51,584	8,659	(317,278)
Surrenders (note 6)	-	-	(944)	-	(916)	-	-	(279,446)
Death Benefits (note 4)	(69,023)	-	-	-	(2,453)	-	(158)	-
Net policy repayments (loans) (note 5)	28,794	76	1,068	-	(16,243)	(26,299)	(605)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,259)	(30,531)	(4,719)	-	(10,168)	(12,540)	(44,685)	(42,883)
Asset charges (note 3):
FPVUL & VEL contracts	(87)	(3)	(479)	-	(308)	(393)	(80)	(91)
MSP contracts	-	-	(8)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(36)	-	-	-	-	-
Adjustments to maintain reserves	23	99	(2)	-	36	(45)	(23)	3

Net equity transactions	(755,874)	(242,812)	1,105,127	-	(873,925)	28,888	(25,315)	(630,997)

Net change in contract owners’ equity	(712,328)	(62,688)	1,044,595	-	(941,242)	129,741	(462,884)	24,975
Contract owners’ equity beginning of period	2,873,717	2,936,405	-	-	1,173,569	1,043,828	5,398,169	5,373,194

Contract owners’ equity end of period	$2,161,389	$2,873,717	$1,044,595	$-	$232,327	$1,173,569	$4,935,285	$5,398,169

CHANGES IN UNITS:
Beginning units	133,206	147,342	-	-	50,604	49,246	307,696	347,690
Units purchased	2,923	1,326	109,426	-	116	4,215	9,344	4,335
Units redeemed	(30,568)	(15,462)	(612)	-	(39,875)	(2,857)	(9,373)	(44,329)

Ending units	105,561	133,206	108,814	-	10,845	50,604	307,667	307,696

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMSRS		OVGR		OVGS		OVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$11,634	$8,965	$(19,003)	$39,595	$891,815	$749,815	$48,964	$25,383
Realized gain (loss) on investments	276,438	437,717	1,631,191	2,183,808	6,866,639	4,237,273	(40,431)	3,155
Change in unrealized gain (loss) on investments	(483,836)	(212,015)	(3,585,060)	(327,253)	(9,612,017)	(6,801,382)	(311,357)	(295,421)
Reinvested capital gains	183,936	-	2,549,306	412,312	4,917,842	3,453,772	369,692	54,842

Net increase (decrease) in contract owners’ equity resulting from operations	(11,828)	234,667	576,434	2,308,462	3,064,279	1,639,478	66,868	(212,041)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	74,810	96,287	42,434	74,011	2,917,112	2,583,245	286,378	147,618
Transfers between funds	(274,471)	(149,191)	(3,094,453)	(3,118,740)	(3,216,690)	17,702,261	3,108,864	2,660,982
Surrenders (note 6)	(220,937)	(560,029)	(907,707)	(400,040)	(2,122,796)	(1,858,609)	(155,866)	(1,737)
Death Benefits (note 4)	(13,793)	(78)	(27,737)	(157,820)	(188,356)	(252,137)	(555)	-
Net policy repayments (loans) (note 5)	22,501	(10,848)	(1,060)	1,272	(389,434)	(275,444)	10,851	(11,692)
Deductions for surrender charges (note 2d)	(2,373)	(164)	-	-	(2,711)	(2,534)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,094)	(97,132)	(286,464)	(287,004)	(1,746,600)	(1,441,915)	(154,248)	(66,191)
Asset charges (note 3):
FPVUL & VEL contracts	(8,283)	(8,960)	(180)	(116)	(106,800)	(84,447)	(856)	(281)
MSP contracts	(511)	(494)	-	-	(5,943)	(3,875)	-	-
SL contracts or LSFP contracts	(1,113)	(1,076)	-	-	(13,690)	(9,844)	-	-
Adjustments to maintain reserves	(25)	37	938	3,737	10	275	5	-

Net equity transactions	(515,289)	(731,648)	(4,274,229)	(3,884,700)	(4,875,898)	16,356,976	3,094,573	2,728,699

Net change in contract owners’ equity	(527,117)	(496,981)	(3,697,795)	(1,576,238)	(1,811,619)	17,996,454	3,161,441	2,516,658
Contract owners’ equity beginning of period	2,516,640	3,013,621	15,918,333	17,494,571	76,402,764	58,406,310	3,110,183	593,525

Contract owners’ equity end of period	$1,989,523	$2,516,640	$12,220,538	$15,918,333	$74,591,145	$76,402,764	$6,271,624	$3,110,183

CHANGES IN UNITS:
Beginning units	85,955	113,615	914,523	1,162,020	3,457,910	2,717,740	290,603	51,327
Units purchased	4,332	4,347	6,487	14,746	186,110	1,474,944	305,164	265,998
Units redeemed	(22,019)	(32,007)	(219,994)	(262,243)	(392,771)	(734,774)	(28,105)	(26,722)

Ending units	68,268	85,955	701,016	914,523	3,251,249	3,457,910	567,662	290,603

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGI		OVSC		OVAG		OVSB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$282,515	$249,777	$58,791	$54,635	$(11,928)	$(13,281)	$1,300,440	$846,800
Realized gain (loss) on investments	971,051	945,920	434,129	859,479	1,423,445	1,090,889	(421,949)	(35,539)
Change in unrealized gain (loss) on investments	(4,973,461)	1,356,012	(1,865,155)	(1,049,947)	(2,011,294)	372,504	(1,400,706)	(420,887)
Reinvested capital gains	4,806,256	630,794	970,386	877,758	2,382,946	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,086,361	3,182,503	(401,849)	741,925	1,783,169	1,450,112	(522,215)	390,374

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,157,135	1,195,673	754,062	481,893	1,118,544	1,202,342	726,030	6,030,423
Transfers between funds	(493,672)	(551,921)	77,440	378,253	(970,448)	(1,003,108)	821,764	2,861,614
Surrenders (note 6)	(1,177,100)	(1,459,894)	(726,597)	(741,741)	(1,831,233)	(1,576,686)	(2,835,868)	(512,788)
Death Benefits (note 4)	(248,436)	(280,682)	(8,295)	(90,513)	(151,064)	(98,971)	(4,589)	(20,127)
Net policy repayments (loans) (note 5)	(26,854)	(104,022)	(11,731)	10,157	18,572	(103,119)	(344,898)	(261,856)
Deductions for surrender charges (note 2d)	(2,573)	(1,126)	(305)	(5,131)	(77)	(27)	(718)	(230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,252,448)	(1,216,869)	(253,777)	(216,397)	(1,168,729)	(1,131,463)	(193,121)	(160,413)
Asset charges (note 3):
FPVUL & VEL contracts	(99,934)	(101,691)	(21,529)	(20,952)	(89,114)	(88,053)	(7,027)	(7,490)
MSP contracts	(4,225)	(4,055)	(539)	(533)	(1,561)	(1,577)	(80)	(93)
SL contracts or LSFP contracts	(7,382)	(7,202)	(3,402)	(3,129)	(3,899)	(3,845)	(47,605)	(40,040)
Adjustments to maintain reserves	1	(13)	(4)	25	5,102	4,221	(1)	19

Net equity transactions	(2,155,488)	(2,531,802)	(194,677)	(208,068)	(3,073,907)	(2,800,286)	(1,886,113)	7,889,019

Net change in contract owners’ equity	(1,069,127)	650,701	(596,526)	533,857	(1,290,738)	(1,350,174)	(2,408,328)	8,279,393
Contract owners’ equity beginning of period	32,046,995	31,396,294	7,201,116	6,667,259	26,730,869	28,081,043	21,280,889	13,001,496

Contract owners’ equity end of period	$30,977,868	$32,046,995	$6,604,590	$7,201,116	$25,440,131	$26,730,869	$18,872,561	$21,280,889

CHANGES IN UNITS:
Beginning units	1,408,467	1,526,979	181,616	188,218	1,275,602	1,422,801	1,555,119	977,067
Units purchased	73,419	66,625	16,587	26,940	68,241	61,948	68,292	650,508
Units redeemed	(164,417)	(185,137)	(21,190)	(33,542)	(226,163)	(209,147)	(212,390)	(72,456)

Ending units	1,317,469	1,408,467	177,013	181,616	1,117,680	1,275,602	1,411,021	1,555,119

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAA		PMVRSA		PMVFBA		PMVLGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$759,773	$1,433,717	$1,350	$53	$20,463	$40,999	$49,413	$43,384
Realized gain (loss) on investments	(1,140,261)	95,831	(9,415)	(3,544)	(44,538)	(90,952)	87,015	(50,276)
Change in unrealized gain (loss) on investments	(1,813,156)	(1,463,732)	(7,630)	(6,317)	(82,502)	133,478	(168,979)	457,232
Reinvested capital gains	-	-	-	-	5,347	3,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,193,644)	65,816	(15,695)	(9,808)	(101,230)	87,333	(32,551)	450,340

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	235,225	1,488,162	2,356	4,528	42,012	66,640	222,907	200,906
Transfers between funds	(3,364,278)	312,130	33,493	50,302	707,917	(1,532,813)	154,203	121,641
Surrenders (note 6)	(759,216)	(524,522)	(2,383)	(4,161)	(61,829)	(118,673)	(82,062)	-
Death Benefits (note 4)	(161,580)	(79,156)	-	-	(46)	(338)	-	-
Net policy repayments (loans) (note 5)	(10,312)	(1,047)	(3,199)	20	19,063	(31,433)	(30,239)	(1,681)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(295,949)	(325,960)	(1,833)	(3,664)	(44,431)	(76,203)	(42,742)	(32,718)
Asset charges (note 3):
FPVUL & VEL contracts	(3,250)	(3,874)	(224)	(80)	(2,450)	(4,820)	(46)	-
MSP contracts	-	-	-	-	(31)	(32)	-	-
SL contracts or LSFP contracts	-	-	-	-	(366)	(590)	-	-
Adjustments to maintain reserves	(41)	28	(1)	-	(213)	66	(317)	(125)

Net equity transactions	(4,359,401)	865,761	28,209	46,945	659,626	(1,698,196)	221,704	288,023

Net change in contract owners’ equity	(6,553,045)	931,577	12,514	37,137	558,396	(1,610,863)	189,153	738,363
Contract owners’ equity beginning of period	27,369,965	26,438,388	37,137	-	1,375,723	2,986,586	2,536,398	1,798,035

Contract owners’ equity end of period	$20,816,920	$27,369,965	$49,651	$37,137	$1,934,119	$1,375,723	$2,725,551	$2,536,398

CHANGES IN UNITS:
Beginning units	1,513,875	1,466,038	4,998	-	106,364	231,139	167,933	147,258
Units purchased	19,946	114,419	5,140	5,908	63,998	11,598	26,689	24,494
Units redeemed	(265,358)	(66,582)	(1,144)	(910)	(9,414)	(136,373)	(11,166)	(3,819)

Ending units	1,268,463	1,513,875	8,994	4,998	160,948	106,364	183,456	167,933

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,663,091	$600,064	$2,719,251	$1,197,973	$4,669,738	$6,214,844	$28,173	$5,879
Realized gain (loss) on investments	(420,973)	347,712	(3,429,599)	(375,101)	(2,325,675)	(2,453,928)	(143,169)	41,922
Change in unrealized gain (loss) on investments	(1,114,082)	(519,240)	(1,159,640)	2,004,889	(1,948,588)	11,902,154	(86,496)	(157,367)
Reinvested capital gains	-	-	-	-	956,880	-	96,814	5,637

Net increase (decrease) in contract owners’ equity resulting from operations	128,036	428,536	(1,869,988)	2,827,761	1,352,355	15,663,070	(104,678)	(103,929)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,670,553	1,758,467	3,700,983	2,759,613	4,703,784	5,925,247	15,359	42,783
Transfers between funds	(11,429,236)	3,242,173	(23,406,868)	(3,268,058)	(79,070,397)	(260,110,298)	(5,755)	(557,734)
Surrenders (note 6)	(3,467,899)	(1,848,861)	(4,792,443)	(1,579,773)	(6,694,905)	(5,154,073)	(35,171)	(93)
Death Benefits (note 4)	(205,183)	(150,717)	(123,889)	(524,882)	(729,212)	(955,782)	15	-
Net policy repayments (loans) (note 5)	55,607	(867,968)	277,260	(17,060)	(615,632)	(3,222,596)	(22,517)	-
Deductions for surrender charges (note 2d)	(113)	(34)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(949,731)	(1,063,564)	(942,273)	(1,100,999)	(1,861,424)	(4,333,882)	(10,060)	(18,755)
Asset charges (note 3):
FPVUL & VEL contracts	(21,058)	(22,308)	(8,046)	(7,146)	(37,354)	(45,584)	(939)	(1,063)
MSP contracts	(1,177)	(1,129)	-	-	-	-	-	-
SL contracts or LSFP contracts	(2,757)	(3,034)	-	-	-	-	-	-
Adjustments to maintain reserves	(2,064)	(1,765)	(314)	(1,448)	(6,293)	(11,618)	2	(3)

Net equity transactions	(14,353,058)	1,041,260	(25,295,590)	(3,739,753)	(84,311,433)	(267,908,586)	(59,066)	(534,865)

Net change in contract owners’ equity	(14,225,022)	1,469,796	(27,165,578)	(911,992)	(82,959,078)	(252,245,516)	(163,744)	(638,794)
Contract owners’ equity beginning of period	64,586,899	63,117,103	96,011,944	96,923,936	168,922,532	421,168,048	824,010	1,462,804

Contract owners’ equity end of period	$50,361,877	$64,586,899	$68,846,366	$96,011,944	$85,963,454	$168,922,532	$660,266	$824,010

CHANGES IN UNITS:
Beginning units	4,315,631	4,244,504	5,207,734	5,409,910	8,771,801	22,671,205	127,281	198,081
Units purchased	166,239	510,125	252,011	294,294	446,018	687,183	17,101	7,267
Units redeemed	(1,121,992)	(438,998)	(1,609,706)	(496,470)	(4,777,461)	(14,586,587)	(24,025)	(78,067)

Ending units	3,359,878	4,315,631	3,850,039	5,207,734	4,440,358	8,771,801	120,357	127,281

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$230,829	$270,609	$18,519	$11,151	$13,129	$10,438	$4,792	$392
Realized gain (loss) on investments	(333,262)	57,018	64,016	115,015	58,197	46,820	(70,712)	(8,730)
Change in unrealized gain (loss) on investments	(250,895)	(547,339)	(163,319)	(28,407)	(73,704)	(136,789)	(62,090)	(46,073)
Reinvested capital gains	176,411	216,569	-	-	-	-	88,346	68,349

Net increase (decrease) in contract owners’ equity resulting from operations	(176,917)	(3,143)	(80,784)	97,759	(2,378)	(79,531)	(39,664)	13,938

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,701	218,092	50,543	56,136	44,115	31,836	2,393	1,672
Transfers between funds	(1,227,629)	(607,363)	19,698	148,785	25,862	127,211	160,158	726,247
Surrenders (note 6)	(77,607)	(365,435)	(253,781)	(137,088)	(161,183)	(39,262)	(1,697)	-
Death Benefits (note 4)	(8,318)	(15,566)	-	(14,775)	(16,671)	(14,587)	(11)	-
Net policy repayments (loans) (note 5)	8,118	(13,343)	173,980	(3,851)	20,191	(2,335)	(403)	-
Deductions for surrender charges (note 2d)	-	-	-	(81)	(42)	(72)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,577)	(105,771)	(48,644)	(53,677)	(46,287)	(49,517)	(25,006)	(15,067)
Asset charges (note 3):
FPVUL & VEL contracts	(854)	(1,072)	(3,853)	(3,644)	(3,074)	(3,450)	(126)	(40)
MSP contracts	-	-	(47)	(46)	(15)	(12)	-	-
SL contracts or LSFP contracts	-	-	(552)	(600)	(429)	(431)	-	-
Adjustments to maintain reserves	(297)	44	(15)	14	(3)	10	(6)	6

Net equity transactions	(1,352,463)	(890,414)	(62,671)	(8,827)	(137,536)	49,391	135,302	712,818

Net change in contract owners’ equity	(1,529,380)	(893,557)	(143,455)	88,932	(139,914)	(30,140)	95,638	726,756
Contract owners’ equity beginning of period	5,470,578	6,364,135	1,082,646	993,714	1,111,894	1,142,034	736,687	9,931

Contract owners’ equity end of period	$3,941,198	$5,470,578	$939,191	$1,082,646	$971,980	$1,111,894	$832,325	$736,687

CHANGES IN UNITS:
Beginning units	204,952	238,255	44,044	44,765	51,810	49,608	51,730	720
Units purchased	7,192	17,683	3,811	7,352	2,826	8,513	11,210	52,102
Units redeemed	(57,789)	(50,986)	(6,537)	(8,073)	(9,409)	(6,311)	(1,795)	(1,092)

Ending units	154,355	204,952	41,318	44,044	45,227	51,810	61,145	51,730

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTVB		ACGI		ACEG		AVBVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,063	$12,777	$136,142	$78,754	$-	$457	$10,552	$7,188
Realized gain (loss) on investments	58,525	217,303	150,165	520,619	50,542	77,339	66,450	47,848
Change in unrealized gain (loss) on investments	(393,229)	(113,593)	(1,239,878)	(713,774)	(5,413)	8,013	(132,970)	(20,511)
Reinvested capital gains	233,250	32,785	772,632	587,759	5,791	-	31,138	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,391)	149,272	(180,939)	473,358	50,920	85,809	(24,830)	34,525

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,766	84,210	18,169	242,709	57,670	62,162	14,364	256
Transfers between funds	(100,953)	(269,585)	77,690	250,106	208,169	(71,191)	(519,757)	(15,025)
Surrenders (note 6)	(87,793)	(262,690)	(409,181)	(22,196)	(55,420)	(88,019)	(118,060)	(103)
Death Benefits (note 4)	(4,018)	(1,552)	(22)	-	-	(7,844)	-	-
Net policy repayments (loans) (note 5)	17,635	(12,268)	(655)	(1,507)	10,079	(531)	118,060	103
Deductions for surrender charges (note 2d)	(113)	(56)	-	-	(159)	(569)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,536)	(55,944)	(69,578)	(59,975)	(52,674)	(53,793)	(4,563)	(5,385)
Asset charges (note 3):
FPVUL & VEL contracts	(4,842)	(5,514)	(39)	(60)	(4,377)	(4,414)	-	1
MSP contracts	(604)	(591)	-	-	(248)	(234)	-	-
SL contracts or LSFP contracts	(752)	(821)	-	-	(168)	(214)	-	-
Adjustments to maintain reserves	(5)	(6)	17	(20)	-	-	25	(8)

Net equity transactions	(165,215)	(524,817)	(383,599)	409,057	162,872	(164,647)	(509,931)	(20,161)

Net change in contract owners’ equity	(249,606)	(375,545)	(564,538)	882,415	213,792	(78,838)	(534,761)	14,364
Contract owners’ equity beginning of period	1,598,169	1,973,714	5,294,775	4,412,360	1,108,824	1,187,662	544,288	529,924

Contract owners’ equity end of period	$1,348,563	$1,598,169	$4,730,237	$5,294,775	$1,322,616	$1,108,824	$9,527	$544,288

CHANGES IN UNITS:
Beginning units	59,171	80,179	312,024	286,045	74,837	86,923	24,969	25,874
Units purchased	3,061	4,518	1,575	42,885	18,178	6,168	763	478
Units redeemed	(9,052)	(25,526)	(25,352)	(16,906)	(8,005)	(18,254)	(25,236)	(1,383)

Ending units	53,180	59,171	288,247	312,024	85,010	74,837	496	24,969

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVHY1		AVIE		AVMCCI		AVSCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$757,679	$471,750	$578,894	$807,529	$708	$(2,438)	$(253)	$-
Realized gain (loss) on investments	(60,012)	302,831	3,810,415	2,262,537	(14,751)	146,761	(21,332)	-
Change in unrealized gain (loss) on investments	(1,152,971)	(700,699)	(5,901,229)	(2,963,874)	(38,348)	(245,696)	(43,040)	-
Reinvested capital gains	-	-	-	-	39,216	163,516	42,403	-

Net increase (decrease) in contract owners’ equity resulting from operations	(455,304)	73,882	(1,511,920)	106,192	(13,175)	62,143	(22,222)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,857	223,646	2,025,128	1,763,521	31,930	30,890	-	-
Transfers between funds	(581,516)	5,360,342	(4,796,861)	4,665,540	20,812	(978,500)	225,243	-
Surrenders (note 6)	(703,125)	(459,128)	(6,568,474)	(2,126,421)	(56,141)	(824)	-	-
Death Benefits (note 4)	(131,905)	(24,298)	(149,568)	(321,634)	(4,680)	-	(4)	-
Net policy repayments (loans) (note 5)	47,335	9,586	46,727	(65,527)	(4,520)	(409)	(1,995)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(151,325)	(118,607)	(615,625)	(656,072)	(13,542)	(24,011)	(630)	-
Asset charges (note 3):
FPVUL & VEL contracts	(482)	(695)	(3,105)	(2,524)	(412)	(488)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(132)	(33)	(58)	55	(7)	7	(2)	-

Net equity transactions	(1,240,293)	4,990,813	(10,061,836)	3,256,938	(26,560)	(973,335)	222,612	-

Net change in contract owners’ equity	(1,695,597)	5,064,695	(11,573,756)	3,363,130	(39,735)	(911,192)	200,390	-
Contract owners’ equity beginning of period	15,496,752	10,432,057	58,655,441	55,292,311	442,463	1,353,655	-	-

Contract owners’ equity end of period	$13,801,155	$15,496,752	$47,081,685	$58,655,441	$402,728	$442,463	$200,390	$-

CHANGES IN UNITS:
Beginning units	1,143,753	781,618	2,475,931	2,336,984	22,264	71,330	-	-
Units purchased	36,625	433,135	278,070	308,167	4,587	9,009	20,260	-
Units redeemed	(126,275)	(71,000)	(715,770)	(169,220)	(5,697)	(58,075)	(263)	-

Ending units	1,054,103	1,143,753	2,038,231	2,475,931	21,154	22,264	19,997	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCMC		RVARS		TREI2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,834)	$(33,142)	$5,292	$-	$869,104	$929,116	$(38,827)	$(26,405)
Realized gain (loss) on investments	(124,506)	2,086,954	28,794	5,608	6,969,013	4,887,583	4,087,794	2,472,225
Change in unrealized gain (loss) on investments	(1,541,321)	(3,532,392)	(21,158)	31,979	(14,033,326)	(1,017,940)	(2,725,705)	1,860,254
Reinvested capital gains	446,667	898,163	-	-	1,216,426	-	2,580,507	2,200,628

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237,994)	(580,417)	12,928	37,587	(4,978,783)	4,798,759	3,903,769	6,506,702

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	447,745	449,355	5,601	2,638	1,563,365	1,711,491	615,647	478,949
Transfers between funds	(2,504,334)	(13,109,103)	(416,266)	653,181	(14,809,993)	(681,461)	1,165,213	4,835,940
Surrenders (note 6)	(854,055)	(389,245)	(20,753)	(30,916)	(3,158,696)	(1,589,117)	(1,259,110)	(788,993)
Death Benefits (note 4)	(66,320)	(94,486)	-	(21,296)	(270,039)	(158,581)	(143,796)	(70,422)
Net policy repayments (loans) (note 5)	9,147	(14,376)	3,359	1,094	(26,872)	(617,772)	(226,256)	(194,972)
Deductions for surrender charges (note 2d)	-	-	-	(15)	-	-	(411)	(175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(154,484)	(209,094)	(29,630)	(18,621)	(823,267)	(926,505)	(773,385)	(548,869)
Asset charges (note 3):
FPVUL & VEL contracts	(1,438)	(1,888)	(2,846)	(1,966)	(3,659)	(3,828)	(42,291)	(30,329)
MSP contracts	-	-	-	-	-	-	(1,962)	(1,170)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,715)	(7,180)
Adjustments to maintain reserves	25	50	(4)	9	(32)	(35)	37	(4)

Net equity transactions	(3,123,714)	(13,368,787)	(460,539)	584,108	(17,529,193)	(2,265,808)	(676,029)	3,672,775

Net change in contract owners’ equity	(4,361,708)	(13,949,204)	(447,611)	621,695	(22,507,976)	2,532,951	3,227,740	10,179,477
Contract owners’ equity beginning of period	11,279,156	25,228,360	789,841	168,146	73,939,912	71,406,961	31,136,224	20,956,747

Contract owners’ equity end of period	$6,917,448	$11,279,156	$342,230	$789,841	$51,431,936	$73,939,912	$34,363,964	$31,136,224

CHANGES IN UNITS:
Beginning units	372,394	803,412	75,501	16,822	2,807,870	2,898,250	1,018,380	898,513
Units purchased	16,575	16,674	3,117	66,059	67,441	186,501	82,203	176,543
Units redeemed	(127,134)	(447,692)	(46,498)	(7,380)	(768,084)	(276,881)	(100,887)	(56,676)

Ending units	261,835	372,394	32,120	75,501	2,107,227	2,807,870	999,696	1,018,380

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$202,315	$166,791	$(58,571)	$(69,963)	$(82,814)	$(82,845)	$54,248	$60,522
Realized gain (loss) on investments	(101,809)	(23,978)	5,240,635	510,221	2,310,271	2,964,721	(125,093)	175,013
Change in unrealized gain (loss) on investments	(96,311)	(84,132)	(6,026,438)	(426,557)	(2,590,922)	(5,225,005)	(216,742)	(325,000)
Reinvested capital gains	-	-	2,808,783	3,703,344	4,090,222	6,100,244	266,599	280,636

Net increase (decrease) in contract owners’ equity resulting from operations	4,195	58,681	1,964,409	3,717,045	3,726,757	3,757,115	(20,988)	191,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	304,872	937,323	(28,237)	3,459	2,396,113	2,071,712	138,534	163,629
Transfers between funds	11,909,945	2,138,300	(11,583,147)	1,886,981	(2,388,278)	(2,645,102)	708,184	593,004
Surrenders (note 6)	(4,881,861)	(341,616)	(3,242,433)	(527,845)	(3,871,779)	(1,225,580)	(1,140,617)	(604,561)
Death Benefits (note 4)	(146,667)	(18,730)	(405,560)	(47,003)	(48,880)	(55,835)	(3,117)	-
Net policy repayments (loans) (note 5)	2,071	(254)	(21,086)	(784,182)	(476,989)	(1,010,012)	(40,644)	(24,024)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(300,711)	(245,700)	(224,267)	(262,964)	(619,854)	(634,292)	(49,041)	(45,069)
Asset charges (note 3):
FPVUL & VEL contracts	(613)	(647)	-	-	(9,692)	(12,713)	(1,048)	(918)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1,842)	(817)	(67)	(10)	18	(53)	(8)	(7)

Net equity transactions	6,885,194	2,467,859	(15,504,797)	268,436	(5,019,341)	(3,511,875)	(387,757)	82,054

Net change in contract owners’ equity	6,889,389	2,526,540	(13,540,388)	3,985,481	(1,292,584)	245,240	(408,745)	273,225
Contract owners’ equity beginning of period	17,125,379	14,598,839	34,378,988	30,393,507	43,114,539	42,869,299	4,113,269	3,840,044

Contract owners’ equity end of period	$24,014,768	$17,125,379	$20,838,600	$34,378,988	$41,821,955	$43,114,539	$3,704,524	$4,113,269

CHANGES IN UNITS:
Beginning units	1,654,482	1,416,096	770,625	767,584	1,705,856	1,851,100	255,954	250,814
Units purchased	1,242,581	309,917	5,669	48,971	235,566	182,934	51,965	51,461
Units redeemed	(578,124)	(71,531)	(334,161)	(45,930)	(412,435)	(328,178)	(76,058)	(46,321)

Ending units	2,318,939	1,654,482	442,133	770,625	1,528,987	1,705,856	231,861	255,954

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRBCGP		VWEM		VWHA		VVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(62,903)	$(34,148)	$62,574	$62,435	$(36,549)	$(16,603)	$182,292	$120,704
Realized gain (loss) on investments	1,409,080	799,474	(579,295)	229,245	(2,353,188)	(2,957,193)	253,999	130,841
Change in unrealized gain (loss) on investments	1,993,768	613,789	(1,865,592)	(2,083,461)	(7,885,482)	(4,524,491)	(881,341)	896
Reinvested capital gains	-	-	718,177	1,689,114	-	-	394,520	312,639

Net increase (decrease) in contract owners’ equity resulting from operations	3,339,945	1,379,115	(1,664,136)	(102,667)	(10,275,219)	(7,498,287)	(50,530)	565,080

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,853,313	1,276,292	274,879	282,444	1,618,946	3,646,479	109	397
Transfers between funds	7,689,575	17,470,552	(3,671,528)	35,824	2,753,237	(6,057,078)	1,218,023	675,779
Surrenders (note 6)	(1,002,682)	(481,979)	(553,918)	(525,276)	(1,799,591)	(1,131,020)	(306,301)	(188,551)
Death Benefits (note 4)	(77,499)	(6,231)	(36,336)	(70,577)	(107,971)	(149,108)	(48,965)	(24,556)
Net policy repayments (loans) (note 5)	(75,625)	(12,111)	109,060	39,183	22,638	152,039	-	-
Deductions for surrender charges (note 2d)	-	-	-	(100)	-	(39)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(512,766)	(215,513)	(352,633)	(367,220)	(543,234)	(674,768)	(65,442)	(48,558)
Asset charges (note 3):
FPVUL & VEL contracts	(13,972)	(1,068)	(20,592)	(24,875)	(18,846)	(29,565)	-	-
MSP contracts	-	-	(418)	(458)	(227)	(444)	-	-
SL contracts or LSFP contracts	-	-	(2,552)	(2,719)	(1,260)	(1,768)	-	-
Adjustments to maintain reserves	(3)	(74)	211	295	(150)	344	(18)	19

Net equity transactions	10,860,341	18,029,868	(4,253,827)	(633,479)	1,923,542	(4,244,928)	797,406	414,530

Net change in contract owners’ equity	14,200,286	19,408,983	(5,917,963)	(736,146)	(8,351,677)	(11,743,215)	746,876	979,610
Contract owners’ equity beginning of period	27,676,375	8,267,392	14,009,036	14,745,182	31,040,065	42,783,280	7,118,439	6,138,829

Contract owners’ equity end of period	$41,876,661	$27,676,375	$8,091,073	$14,009,036	$22,688,388	$31,040,065	$7,865,315	$7,118,439

CHANGES IN UNITS:
Beginning units	1,776,681	578,648	336,325	354,185	809,893	877,892	442,815	418,598
Units purchased	751,993	1,339,071	12,483	18,314	160,614	137,648	73,112	41,226
Units redeemed	(103,129)	(141,038)	(109,957)	(36,174)	(78,671)	(205,647)	(26,094)	(17,009)

Ending units	2,425,545	1,776,681	238,851	336,325	891,836	809,893	489,833	442,815

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVCG		VVDV		VVI		VVMCI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(13,263)	$-	$350,675	$325,473	$55,479	$63,250	$143,902	$118,125
Realized gain (loss) on investments	43	-	708,830	597,417	193,527	169,458	814,562	710,661
Change in unrealized gain (loss) on investments	105,878	-	(2,447,870)	(83,044)	(836,825)	(539,502)	(2,777,348)	642,374
Reinvested capital gains	-	-	986,258	631,646	60,454	-	885,839	600,860

Net increase (decrease) in contract owners’ equity resulting from operations	92,658	-	(402,107)	1,471,492	(527,365)	(306,794)	(933,045)	2,072,020

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(266)	-	603	1,756	(80)	(381)	(663)	1,800
Transfers between funds	10,448,462	-	(1,241,874)	(994,737)	6,049,610	(612,747)	12,889,324	(897,377)
Surrenders (note 6)	(378,301)	-	(540,700)	(486,700)	(366,600)	(147,685)	(1,050,399)	(477,909)
Death Benefits (note 4)	(24,947)	-	(96,368)	(65,353)	(52,379)	(20,121)	(156,645)	(65,070)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,613)	-	(119,324)	(124,903)	(69,707)	(38,810)	(206,954)	(124,908)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	5	(7)	(11)	(9)	7	22

Net equity transactions	9,999,333	-	(1,997,658)	(1,669,944)	5,560,833	(819,753)	11,474,670	(1,563,442)

Net change in contract owners’ equity	10,091,991	-	(2,399,765)	(198,452)	5,033,468	(1,126,547)	10,541,625	508,578
Contract owners’ equity beginning of period	-	-	16,400,241	16,598,693	4,297,083	5,423,630	16,451,648	15,943,070

Contract owners’ equity end of period	$10,091,991	$-	$14,000,476	$16,400,241	$9,330,551	$4,297,083	$26,993,273	$16,451,648

CHANGES IN UNITS:
Beginning units	-	-	1,075,270	1,192,808	395,718	468,254	923,730	1,014,767
Units purchased	1,062,717	-	-	-	516,149	-	696,051	1
Units redeemed	(46,057)	-	(132,307)	(117,538)	(44,189)	(72,536)	(78,936)	(91,038)

Ending units	1,016,660	-	942,963	1,075,270	867,678	395,718	1,540,845	923,730

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVREI		VVSTC		VVSCG		VVHGB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$152,700	$234,095	$76,654	$63,367	$7,131	$3,784	$336,636	$193,224
Realized gain (loss) on investments	233,365	211,471	(37,140)	(347)	(22,409)	54,739	(157,341)	14,190
Change in unrealized gain (loss) on investments	(600,317)	1,338,599	5,979	(14,394)	(660,162)	(494,524)	(341,604)	293,818
Reinvested capital gains	325,445	341,411	886	22,419	513,177	565,603	71,030	31,188

Net increase (decrease) in contract owners’ equity resulting from operations	111,193	2,125,576	46,379	71,045	(162,263)	129,602	(91,279)	532,420

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(794)	534	51	29	25	265	(248)	179
Transfers between funds	(833,552)	936,674	684,863	479,275	249,914	(279,229)	5,728,339	7,642,486
Surrenders (note 6)	(323,800)	(268,187)	(204,599)	(145,687)	(154,700)	(120,107)	(783,900)	(261,986)
Death Benefits (note 4)	(56,771)	(30,573)	(30,217)	(18,189)	(28,202)	(16,464)	(123,036)	(33,185)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,293)	(64,138)	(40,935)	(37,261)	(34,770)	(33,042)	(162,995)	(77,076)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	9	27	8	(2)	(3)	9	(23)	17

Net equity transactions	(1,289,201)	574,337	409,171	278,165	32,264	(448,568)	4,658,137	7,270,435

Net change in contract owners’ equity	(1,178,008)	2,699,913	455,550	349,210	(129,999)	(318,966)	4,566,858	7,802,855
Contract owners’ equity beginning of period	9,673,146	6,973,233	5,057,636	4,708,426	4,151,048	4,470,014	15,968,097	8,165,242

Contract owners’ equity end of period	$8,495,138	$9,673,146	$5,513,186	$5,057,636	$4,021,049	$4,151,048	$20,534,955	$15,968,097

CHANGES IN UNITS:
Beginning units	554,659	519,163	406,789	384,564	241,303	268,075	1,395,545	754,096
Units purchased	-	58,572	54,537	38,410	12,181	1	489,881	674,510
Units redeemed	(77,163)	(23,076)	(21,928)	(16,185)	(12,628)	(26,773)	(93,045)	(33,061)

Ending units	477,496	554,659	439,398	406,789	240,856	241,303	1,792,381	1,395,545

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRGP		WRHIP		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$40,279	$71,472	$(3,420)	$10,939	$2,501,877	$2,221,042	$(13,780)	$(4,692)
Realized gain (loss) on investments	62,495	374,807	(2,557)	126,041	(832,503)	691,815	(5,105)	138,981
Change in unrealized gain (loss) on investments	(3,819,448)	(3,378,624)	(510,609)	(443,216)	(4,694,091)	(3,088,798)	(928,712)	(49,812)
Reinvested capital gains	2,345,337	2,065,017	525,750	748,240	435,234	346,314	490,678	143,929

Net increase (decrease) in contract owners’ equity resulting from operations	(1,371,337)	(867,328)	9,164	442,004	(2,589,483)	170,373	(456,919)	228,406

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	709,755	1,600,017	491,738	90,296	981,737	898,624	481,958	426,684
Transfers between funds	1,622,490	(395,349)	15,897,294	(471,816)	(4,750,807)	21,651,550	1,942,205	2,459,802
Surrenders (note 6)	(689,917)	(1,105,842)	(604,826)	(25,989)	(699,809)	(862,661)	(71,446)	(20,111)
Death Benefits (note 4)	(233,338)	(46,322)	(18)	(2,993)	(2,759)	(66,622)	(13,285)	(38,952)
Net policy repayments (loans) (note 5)	(14,864)	216,682	(9,388)	-	(105,199)	(122,993)	6,652	(1,133)
Deductions for surrender charges (note 2d)	(381)	(4,391)	-	-	-	(12)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(500,986)	(521,311)	(88,455)	(57,052)	(449,772)	(457,269)	(132,913)	(66,502)
Asset charges (note 3):
FPVUL & VEL contracts	(33,884)	(40,359)	(1,863)	(1,330)	(6,898)	(8,169)	(2,264)	(2,318)
MSP contracts	(624)	(709)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,851)	(4,946)	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	(11)	17	(19)	(3)	(15)	8	1

Net equity transactions	854,397	(302,541)	15,684,499	(468,903)	(5,033,510)	21,032,433	2,210,915	2,757,471

Net change in contract owners’ equity	(516,940)	(1,169,869)	15,693,663	(26,899)	(7,622,993)	21,202,806	1,753,996	2,985,877
Contract owners’ equity beginning of period	14,876,200	16,046,069	3,418,418	3,445,317	43,822,048	22,619,242	4,862,274	1,876,397

Contract owners’ equity end of period	$14,359,260	$14,876,200	$19,112,081	$3,418,418	$36,199,055	$43,822,048	$6,616,270	$4,862,274

CHANGES IN UNITS:
Beginning units	996,762	1,017,541	139,568	157,563	3,581,446	1,882,396	343,498	142,575
Units purchased	248,020	97,285	633,251	31,120	144,542	2,710,642	188,243	210,294
Units redeemed	(192,206)	(118,064)	(45,995)	(49,115)	(557,149)	(1,011,592)	(34,535)	(9,371)

Ending units	1,052,576	996,762	726,824	139,568	3,168,839	3,581,446	497,206	343,498

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRRESP		WRSTP		SVDF		SVOF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$83,227	$51,076	$(23,249)	$(25,619)	$(19,554)	$(18,913)	$(8,537)	$(16,728)
Realized gain (loss) on investments	236,892	89,230	645,325	2,006,514	929,488	996,564	1,706,484	1,171,379
Change in unrealized gain (loss) on investments	(870,992)	1,080,802	(1,996,424)	(2,971,725)	(3,499,131)	(2,879,436)	(2,911,383)	(168,935)
Reinvested capital gains	857,574	317,731	932,305	1,491,163	2,319,407	1,921,854	935,022	-

Net increase (decrease) in contract owners’ equity resulting from operations	306,701	1,538,839	(442,043)	500,333	(269,790)	20,069	(278,414)	985,716

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	946,173	694,870	1,466,721	1,984,836	1,018,582	541,249	17,401	242
Transfers between funds	(1,771,487)	1,764,313	(1,032,658)	(866,920)	957,625	224,573	(3,185,090)	(1,272,711)
Surrenders (note 6)	(358,538)	(41,449)	(921,060)	(419,799)	(569,089)	(264,087)	(191,824)	(224,383)
Death Benefits (note 4)	(932)	(2,543)	(79,327)	(40,098)	(666)	(2,250)	(1,651)	(102,944)
Net policy repayments (loans) (note 5)	(16,890)	9,734	(595,179)	(87,947)	55,119	(31,844)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,397)	(134,884)	(345,690)	(353,394)	(181,876)	(149,289)	(97,930)	(111,179)
Asset charges (note 3):
FPVUL & VEL contracts	(7,148)	(6,614)	(11,751)	(12,526)	(12,014)	(10,152)	(17)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	(9)	(32)	12	(8)	(39)	11	(12)

Net equity transactions	(1,351,207)	2,283,418	(1,518,976)	204,164	1,267,673	308,161	(3,459,100)	(1,710,987)

Net change in contract owners’ equity	(1,044,506)	3,822,257	(1,961,019)	704,497	997,883	328,230	(3,737,514)	(725,271)
Contract owners’ equity beginning of period	8,001,317	4,179,060	17,025,165	16,320,668	15,266,230	14,938,000	9,224,502	9,949,773

Contract owners’ equity end of period	$6,956,811	$8,001,317	$15,064,146	$17,025,165	$16,264,113	$15,266,230	$5,486,988	$9,224,502

CHANGES IN UNITS:
Beginning units	387,600	263,504	811,657	800,093	867,277	850,849	379,694	451,113
Units purchased	119,057	139,371	73,859	150,797	140,784	136,424	7,003	398
Units redeemed	(183,182)	(15,275)	(144,962)	(139,233)	(69,842)	(119,996)	(152,657)	(71,817)

Ending units	323,475	387,600	740,554	811,657	938,219	867,277	234,040	379,694

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		OVGS3		FTVDM3		TIF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,794)	$(9,341)	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	379,829	331,507	-	6,146,666	-	(178,966)	-	1,775,372
Change in unrealized gain (loss) on investments	(1,417,695)	(1,095,771)	-	(6,116,637)	-	71,446	-	(1,643,703)
Reinvested capital gains	824,663	582,586	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(222,997)	(191,019)	-	30,029	-	(107,520)	-	131,669

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	404,723	405,791	-	508,370	-	66,349	-	86,421
Transfers between funds	176,013	(576,049)	-	(19,643,906)	-	(3,664,829)	-	(7,161,819)
Surrenders (note 6)	(261,670)	(278,690)	-	(539,824)	-	(63,055)	-	(188,743)
Death Benefits (note 4)	(96,684)	(23,380)	-	(25,068)	-	(6,826)	-	(6,601)
Net policy repayments (loans) (note 5)	(37,501)	(21,407)	-	(85,734)	-	(26,931)	-	11,449
Deductions for surrender charges (note 2d)	(49)	(151)	-	(891)	-	(98)	-	(516)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(131,120)	(138,708)	-	(241,619)	-	(44,799)	-	(68,450)
Asset charges (note 3):
FPVUL & VEL contracts	(6,287)	(6,628)	-	(22,388)	-	(3,728)	-	(6,777)
MSP contracts	(29)	(27)	-	(1,933)	-	(263)	-	(92)
SL contracts or LSFP contracts	(1,143)	(1,110)	-	(2,849)	-	(665)	-	(1,151)
Adjustments to maintain reserves	62	(27)	-	497	-	(1)	-	(95)

Net equity transactions	46,315	(640,386)	-	(20,055,345)	-	(3,744,846)	-	(7,336,374)

Net change in contract owners’ equity	(176,682)	(831,405)	-	(20,025,316)	-	(3,852,366)	-	(7,204,705)
Contract owners’ equity beginning of period	6,377,957	7,209,362	-	20,025,316	-	3,852,366	-	7,204,705

Contract owners’ equity end of period	$6,201,275	$6,377,957	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	389,785	431,204	-	967,069	-	201,488	-	395,070
Units purchased	44,930	50,266	-	22,603	-	4,474	-	5,003
Units redeemed	(44,250)	(91,685)	-	(989,672)	-	(205,962)	-	(400,073)

Ending units	390,465	389,785	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MIGIC		OGGO		HIBF3		FHISR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,322	$18,472	$-	$(7,440)	$-	$243,100	$10,244	$234,363
Realized gain (loss) on investments	738,759	378,879	-	245,602	-	128,895	23,462	12,368
Change in unrealized gain (loss) on investments	(1,017,898)	(216,992)	-	(1,093,736)	-	(21,354)	152,161	(202,096)
Reinvested capital gains	297,947	198,422	-	1,263,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,130	378,781	-	408,195	-	350,641	185,867	44,635

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,802	146,268	-	11,898	-	149,058	109,650	342,536
Transfers between funds	(3,469,871)	(430,420)	-	(4,395,552)	-	(10,809,650)	(4,116,118)	(113,596)
Surrenders (note 6)	(20,633)	(168,220)	-	(20,928)	-	(296,168)	(104,063)	(206,777)
Death Benefits (note 4)	-	(11,856)	-	-	-	(23,683)	(46,591)	(16,039)
Net policy repayments (loans) (note 5)	(23,561)	(40,003)	-	3,188	-	68,193	5,676	40,723
Deductions for surrender charges (note 2d)	-	(407)	-	-	-	(429)	-	(158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,423)	(146,128)	-	(42,923)	-	(141,235)	(64,465)	(196,976)
Asset charges (note 3):
FPVUL & VEL contracts	(3,487)	(14,794)	-	-	-	(10,657)	(4,517)	(14,609)
MSP contracts	(19)	(75)	-	-	-	(267)	(144)	(430)
SL contracts or LSFP contracts	(148)	(690)	-	-	-	(2,107)	(436)	(1,277)
Adjustments to maintain reserves	(10)	14	-	(42)	-	12	1	10

Net equity transactions	(3,518,350)	(666,311)	-	(4,444,359)	-	(11,066,933)	(4,221,007)	(166,593)

Net change in contract owners’ equity	(3,471,220)	(287,530)	-	(4,036,164)	-	(10,716,292)	(4,035,140)	(121,958)
Contract owners’ equity beginning of period	3,471,220	3,758,750	-	4,036,164	-	10,716,292	4,035,140	4,157,098

Contract owners’ equity end of period	$-	$3,471,220	$-	$-	$-	$-	$-	$4,035,140

CHANGES IN UNITS:
Beginning units	129,370	156,129	-	125,039	-	588,722	262,020	272,620
Units purchased	1,906	6,409	-	371	-	10,343	8,488	28,535
Units redeemed	(131,276)	(33,168)	-	(125,410)	-	(599,065)	(270,508)	(39,135)

Ending units	-	129,370	-	-	-	-	-	262,020

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM3		GIG3		MVRISC		FOSR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$38,274	$-	$86,236	$73,528	$34,235	$-	$149,760
Realized gain (loss) on investments	-	143,427	-	820,978	373,021	385,806	2,938,980	(41,746)
Change in unrealized gain (loss) on investments	-	(469,408)	-	(829,620)	(248,986)	(651,455)	(1,887,078)	(1,146,051)
Reinvested capital gains	-	-	-	-	-	-	-	3,172

Net increase (decrease) in contract owners’ equity resulting from operations	-	(287,707)	-	77,594	197,563	(231,414)	1,051,902	(1,034,865)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	176,345	-	43,348	217	107,797	219,069	743,941
Transfers between funds	-	(8,504,376)	-	(4,227,349)	(3,009,796)	(800,616)	(12,128,561)	101,466
Surrenders (note 6)	-	(109,584)	-	(130,298)	(2,478)	(38,695)	(156,651)	(693,243)
Death Benefits (note 4)	-	(15,161)	-	(9,858)	(5,675)	(105,769)	(41,811)	(189,589)
Net policy repayments (loans) (note 5)	-	29,637	-	4,368	(764)	(533,375)	(872)	(6,352)
Deductions for surrender charges (note 2d)	-	(330)	-	(13)	-	-	(257)	(1,208)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(102,112)	-	(36,950)	(11,603)	(56,609)	(151,836)	(478,496)
Asset charges (note 3):
FPVUL & VEL contracts	-	(7,945)	-	(3,638)	(50)	(268)	(14,102)	(45,583)
MSP contracts	-	(2,047)	-	(260)	-	-	(246)	(769)
SL contracts or LSFP contracts	-	(1,214)	-	(535)	-	-	(1,303)	(4,235)
Adjustments to maintain reserves	-	278	-	1	-	(3)	253	295

Net equity transactions	-	(8,536,509)	-	(4,361,184)	(3,030,149)	(1,427,538)	(12,276,317)	(573,773)

Net change in contract owners’ equity	-	(8,824,216)	-	(4,283,590)	(2,832,586)	(1,658,952)	(11,224,415)	(1,608,638)
Contract owners’ equity beginning of period	-	8,824,216	-	4,283,590	2,832,586	4,491,538	11,224,415	12,833,053

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$2,832,586	$-	$11,224,415

CHANGES IN UNITS:
Beginning units	-	452,954	-	430,241	288,102	423,329	677,999	711,787
Units purchased	-	12,594	-	4,878	12,816	16,854	15,479	64,174
Units redeemed	-	(465,548)	-	(435,119)	(300,918)	(152,081)	(693,478)	(97,962)

Ending units	-	-	-	-	-	288,102	-	677,999

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIX6		NVMIG3		GVDIV3		ACVVS1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$26,047	$-	$194,083	$-	$128,266	$-	$(939)
Realized gain (loss) on investments	-	258,867	-	5,975,888	-	417,375	-	208,032
Change in unrealized gain (loss) on investments	-	(261,062)	-	(5,991,197)	-	(581,553)	-	(421,378)
Reinvested capital gains	-	-	-	-	-	-	-	177,380

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,852	-	178,774	-	(35,912)	-	(36,905)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	24,173	-	250,196	-	67,956	-	36,911
Transfers between funds	-	(1,757,795)	-	(17,120,971)	-	(5,511,020)	-	(1,654,580)
Surrenders (note 6)	-	(1,973)	-	(363,368)	-	(31,743)	-	-
Death Benefits (note 4)	-	-	-	(32,750)	-	(4,168)	-	(19,785)
Net policy repayments (loans) (note 5)	-	468	-	(62,219)	-	(8,032)	-	-
Deductions for surrender charges (note 2d)	-	-	-	(142)	-	(188)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(9,335)	-	(239,683)	-	(58,810)	-	(9,425)
Asset charges (note 3):
FPVUL & VEL contracts	-	(818)	-	(18,976)	-	(5,759)	-	(80)
MSP contracts	-	(16)	-	(793)	-	(61)	-	251
SL contracts or LSFP contracts	-	(633)	-	(1,762)	-	(889)	-	-
Adjustments to maintain reserves	-	4	-	3	-	(116)	-	3

Net equity transactions	-	(1,745,925)	-	(17,590,465)	-	(5,552,830)	-	(1,646,705)

Net change in contract owners’ equity	-	(1,722,073)	-	(17,411,691)	-	(5,588,742)	-	(1,683,610)
Contract owners’ equity beginning of period	-	1,722,073	-	17,411,691	-	5,588,742	-	1,683,610

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	145,428	-	1,431,105	-	437,468	-	90,579
Units purchased	-	2,150	6	23,713	-	6,916	-	2,351
Units redeemed	-	(147,578)	(6)	(1,454,818)	-	(444,384)	-	(92,930)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMFAS		FTVGI3		CVSSE		0
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(563)	$(1,989)	$-	$-	$-	$205	$-	$-
Realized gain (loss) on investments	(216,041)	615,917	-	(33,906)	-	13,924	-	-
Change in unrealized gain (loss) on investments	(56,197)	(749,617)	-	134,201	-	(41,847)	-	-
Reinvested capital gains	260,397	147,915	-	-	-	25,252	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,404)	12,226	-	100,295	-	(2,466)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,035	106,830	-	75,421	-	-	-	-
Transfers between funds	(1,593,065)	(1,359,258)	-	(10,989,799)	-	(284,825)	-	-
Surrenders (note 6)	(71,960)	(79,063)	-	(184,499)	-	-	-	-
Death Benefits (note 4)	(10,200)	(8,113)	-	(2,971)	-	-	-	-
Net policy repayments (loans) (note 5)	(11,060)	(15,965)	-	22,772	-	-	-	-
Deductions for surrender charges (note 2d)	(77)	(26)	-	(167)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,943)	(44,828)	-	(104,739)	-	(780)	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,123)	(3,679)	-	(8,801)	-	-	-	-
MSP contracts	(50)	(67)	-	(272)	-	-	-	-
SL contracts or LSFP contracts	(203)	(339)	-	(1,286)	-	-	-	-
Adjustments to maintain reserves	(13)	6	-	5	-	7	-	-

Net equity transactions	(1,672,659)	(1,404,502)	-	(11,194,336)	-	(285,598)	-	-

Net change in contract owners’ equity	(1,685,063)	(1,392,276)	-	(11,094,041)	-	(288,064)	-	-
Contract owners’ equity beginning of period	1,685,063	3,077,339	-	11,094,041	-	288,064	-	-

Contract owners’ equity end of period	$-	$1,685,063	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	76,374	145,700	-	535,931	-	11,383	-	-
Units purchased	9,390	5,614	-	3,886	-	1,258	-	-
Units redeemed	(85,764)	(74,940)	-	(539,817)	-	(12,641)	-	-

Ending units	-	76,374	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial  Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio: Service  Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2  (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2  (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I  (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $11,857,145 and $ 12,292,497, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $46,415,343 and $50,889,251, respectively, and total transfers from the Account to the fixed account were $92,646,180 and $72,081,458, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,526,556,586	$-	$-	$4,526,556,586

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$33,251	$11,552
VP Inflation Protection Fund - Class I (ACVIP1)	6,124,117	1,084,153
Asset Allocation Fund - Class 2 (AMVAA2)	2,912,191	553,514
Bond Fund - Class 2 (AMVBD2)	2,597,336	752,064
Global Small Capitalization Fund - Class 2 (AMVGS2)	772,913	1,712,269
Growth Fund - Class 2 (AMVGR2)	7,978,614	13,434,542
International Fund - Class 2 (AMVI2)	2,561,324	1,399,744
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	4,294,423	873,148
Large Cap Core V.I. Fund - Class II (MLVLC2)	1,675,977	2,541,002
Global Allocation V.I. Fund - Class II (MLVGA2)	2,076,679	2,709,979
VP S&P 500 Index Portfolio (CVSPIP)	2,547,268	2,430,553
Value Portfolio (DAVVL)	774,117	799,336
VIP Emerging Markets Series: Service Class (DWVEMS)	1,315,912	167,510
VIP Small Cap Value Series: Service Class (DWVSVS)	5,989,370	5,130,298
VA International Small Portfolio (DFVIS)	1,454,400	340,081
VA U.S. Targeted Value Portfolio (DFVUTV)	2,543,581	241,345
Stock Index Fund, Inc. - Initial Shares (DSIF)	76,707,331	57,300,103
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	2,077,151	1,834,565
Floating-Rate Income Fund (ETVFR)	8,830,076	9,509,900
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	7,015,746	4,132,177
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	20,892	29,565
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,974,238	1,543,722
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	371,798	36,918
Mid Cap Value Portfolio: Class 1 (JPMMV1)	9,436,632	2,692,604
Small Cap Core Portfolio 1 (JPSCE1)	44,016	565
Balanced Portfolio: Service Shares (JABS)	7,548,198	5,979,928
Flexible Bond Portfolio: Service Shares (JAFBS)	17,198,893	8,872,122
Forty Portfolio: Service Shares (JACAS)	13,860,035	8,924,393
Global Technology Portfolio: Service Shares (JAGTS)	4,374,134	4,283,714
Overseas Portfolio: Service Shares (JAIGS)	3,008,288	7,680,935
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	893,541	556,197

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	$11,705,329	$6,125,902
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)	381,984	53,543
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	239,429	1,255,425
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	7,547,824	500,338
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)	1,151,140	272,016
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	3,713,607	525,621
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	3,501,766	327,254
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	110,097	221,552
New Discovery Series - Service Class (MNDSC)	322,481	1,052,017
Value Series - Initial Class (MVFIC)	2,291,379	1,544,866
Value Series - Service Class (MVFSC)	18,458,193	7,471,185
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	22,741,605	10,167,656
Core Plus Fixed Income Portfolio - Class I (MSVFI)	403,034	443,368
Emerging Markets Debt Portfolio - Class I (MSEM)	3,346,470	6,113,574
Global Real Estate Portfolio - Class II (VKVGR2)	1,891,613	1,228,495
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,239,862	5,782,988
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	431,806	291,079
U.S. Real Estate Portfolio - Class I (MSVRE)	5,462,826	5,759,620
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	23	24
NVIT Investor Destinations Managed Growth Class I (IDPG)	47,789	1,230
NVIT Cardinal Managed Growth Class I (NCPG)	6,203	2,570
NVIT Bond Index Fund Class I (NVBX)	42,732,849	2,207,631
NVIT International Index Fund Class I (NVIX)	13,756,409	4,322,858
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,173,230	3,390,565
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,862,812	923,988
American Funds NVIT Bond Fund - Class II (GVABD2)	163,768	184,701
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,461,726	748,156
American Funds NVIT Growth Fund - Class II (GVAGR2)	836,127	1,272,434
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	374,309	519,939
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,591,829	5,836,626
NVIT Emerging Markets Fund - Class I (GEM)	1,513,133	2,054,291
NVIT International Equity Fund - Class I (GIG)	8,421,119	4,480,952
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,636	46,061
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,613,454	1,783,866
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	97,806	115,852
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,902,019	2,069,451
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	13,951,318	3,110,844
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,069,481	2,784,872
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,752,807	2,913,146
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,946,404	1,810,913
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,689,856	1,203,982
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,362,790	887,577
NVIT Core Bond Fund - Class I (NVCBD1)	823,934	782,408
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,010,037	982,326
NVIT Nationwide Fund - Class I (TRF)	15,376,594	5,202,807
NVIT Government Bond Fund - Class I (GBF)	8,724,429	16,386,636
American Century NVIT Growth Fund - Class I (CAF)	2,790,992	1,813,720
NVIT International Index Fund - Class II (GVIX2)	440,307	451,417
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,321,571	4,383,253
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	457,720	831,771
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	184,776	82,363
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,258,515	4,496,623
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,344,401	10,531,699
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,595,252	8,147,220
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,041,336	2,131,660
NVIT Mid Cap Index Fund - Class I (MCIF)	25,243,976	10,392,146
NVIT Money Market Fund - Class I (SAM)	16,703,841	25,522,050
NVIT Money Market Fund - Class V (SAM5)	113,362,700	110,618,644
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,943,169	1,397,782
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	557,447	902,652
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,911,964	1,604,944
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	11,875,117	1,718,770
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,685,947	3,204,316
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	571,551	264,587
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,589,320	3,147,016
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	6,295,367	2,457,512
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,343,768	3,902,900
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,646,722	6,106,994
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,834,956	2,080,576
NVIT Short Term Bond Fund - Class I (NVSTB1)	6,664,304	16,802,710
NVIT Short Term Bond Fund - Class II (NVSTB2)	553,045	853,516
NVIT Large Cap Growth Fund - Class I (NVOLG1)	20,783,982	12,137,387
Templeton NVIT International Value Fund - Class III (NVTIV3)	527,764	196,380
Invesco NVIT Comstock Value Fund - Class I (EIF)	890,386	1,755,933
NVIT Real Estate Fund - Class I (NVRE1)	9,337,609	8,002,173
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	23,432	17,874
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	5,441	1,420
NVIT Small Cap Index Fund Class II (NVSIX2)	177,080	93,019
NVIT S&P 500 Index Fund Class I (GVEX1)	2,541,180	839,506
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	39,908	1,656
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	11,920	111
VPS Growth and Income Portfolio - Class A (ALVGIA)	6,432,167	7,288,948
VPS International Value Portfolio - Class A (ALVIVA)	1,372,673	1,485,486
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	6,534,288	3,938,880
VP Capital Appreciation Fund - Class I (ACVCA)	1,038,994	2,019,845
VP Income & Growth Fund - Class I (ACVIG)	2,990,657	4,768,202
VP Inflation Protection Fund - Class II (ACVIP2)	1,456,952	3,921,101
VP International Fund - Class I (ACVI)	3,121,441	3,486,196
VP Mid Cap Value Fund - Class I (ACVMV1)	4,142,624	3,109,682

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Ultra(R) Fund - Class I (ACVU1)	$668,340	$1,486,506
VP Value Fund - Class I (ACVV)	11,619,588	14,615,456
MidCap Stock Portfolio - Initial Shares (DVMCS)	1,930,640	2,171,003
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	17,030,968	18,027,850
Appreciation Portfolio - Initial Shares (DCAP)	3,214,833	8,708,799
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	172,133	251,126
International Value Portfolio - Initial Shares (DVIV)	912,401	2,256,663
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	185,613	663,820
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	20,446	15,120
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	36,822	72,532
Quality Bond Fund II - Primary Shares (FQB)	2,820,723	4,445,751
VIP Contrafund(R) Portfolio - Service Class (FCS)	10,357,995	31,899,842
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,944,309	1,983,974
VIP Equity-Income Portfolio - Service Class (FEIS)	13,779,076	10,577,903
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	231,359	477,103
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	7,949,379	2,296,760
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	4,484,621	1,369,839
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	386,273	166,785
VIP Growth Opportunities Portfolio - Service Class (FGOS)	296,470	3,097,599
VIP Growth Portfolio - Service Class (FGS)	11,062,250	13,791,178
VIP High Income Portfolio - Service Class (FHIS)	6,307,175	4,524,404
VIP Index 500 Portfolio - Initial Class (FIP)	19,154,584	6,789,455
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	39,864,467	15,500,430
VIP Mid Cap Portfolio - Service Class (FMCS)	10,382,647	12,412,715
VIP Overseas Portfolio - Service Class (FOS)	13,844,914	4,735,853
VIP Value Strategies Portfolio - Service Class (FVSS)	425,717	2,404,067
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	100,068	14,947
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	4,715,468	2,791,591
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	6,217,683	3,029,358
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	3,531,756	2,280,835
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,110,721	1,017,056
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,758,375	2,688,666
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,709,750	1,542,138
Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,158,622	4,191,660
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	2,250,331	277,567
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	811,535	810,647
Templeton Foreign Securities Fund - Class 1 (TIF)	81,625	147,078
Templeton Foreign Securities Fund - Class 2 (TIF2)	7,723,657	4,840,784
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,525,518	2,475,392
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	100,621	107,442
Mid Cap Value- Institutional Shares (GVMCE)	10,436,455	27,296,083
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	51,162	22,318
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,255,462	871,615
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	6,612,329	3,702,808
Baron Growth Opportunities Fund Service Class (BNCAI)	1,876,939	3,342,063
Short Duration Bond Portfolio - I Class Shares (AMTB)	999,404	981,868
Guardian Portfolio - I Class Shares (AMGP)	601,165	795,724
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	781,776	1,320,453
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,755,135	650,028
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	197,270	1,010,787
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	550,645	424,472
Socially Responsive Portfolio - I Class Shares (AMSRS)	256,445	576,138
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	3,373,590	5,118,337
Global Securities Fund/VA - Non-Service Shares (OVGS)	14,004,212	13,070,140
International Growth Fund/VA - Non-Service Shares (OVIG)	4,089,292	576,068
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	6,625,580	3,692,299
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,321,823	1,487,319
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,573,719	4,281,711
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	3,032,694	3,618,366
All Asset Portfolio - Administrative Class (PMVAAA)	6,059,116	9,658,750
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	61,339	31,779
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	1,066,907	381,258
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,456,524	1,185,092
Low Duration Portfolio - Administrative Class (PMVLDA)	16,860,470	29,548,520
Real Return Portfolio - Administrative Class (PMVRRA)	16,908,093	39,484,323
Total Return Portfolio - Administrative Class (PMVTRA)	24,025,551	102,704,334
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,178,371	1,112,452
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	1,305,255	2,250,151
VT Growth & Income Fund: Class IB (PVGIB)	133,771	177,909
VT International Equity Fund: Class IB (PVTIGB)	256,137	380,540
VT Small Cap Value Fund: Class IB (PVTSCB)	402,862	174,416
VT Voyager Fund: Class IB (PVTVB)	327,449	242,346
VI Growth and Income Fund - Series I Shares (ACGI)	1,754,982	1,229,822
VI American Franchise Fund - Series I Shares (ACEG)	321,394	152,731
VI Value Opportunities Fund - Series I Shares (AVBVI)	108,297	576,562
VI High Yield Fund - Series I Shares (AVHY1)	3,496,697	3,979,865
VI International Growth Fund - Series I Shares (AVIE)	11,548,218	21,031,203
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	350,451	337,080
VI Small Cap Equity Fund - Series I Shares (AVSCE)	350,673	85,910
Micro-Cap Portfolio - Investment Class (ROCMC)	2,114,549	4,810,479
Variable Fund - Multi-Hedge Strategies (RVARS)	112,317	567,561
Equity Income Portfolio - II (TREI2)	9,379,708	24,823,417
Health Sciences Portfolio - II (TRHS2)	10,042,705	8,177,034
Limited-Term Bond Portfolio (TRLT1)	22,584,148	15,495,507
Mid-Cap Growth Portfolio - II (TRMCG2)	13,893,388	26,647,907
New America Growth Portfolio (TRNAG1)	16,374,126	17,386,077
Personal Strategy Balanced Portfolio (TRPSB1)	3,316,799	3,383,701
Blue Chip Growth Portfolio (TRBCGP)	16,980,066	6,183,141
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,794,997	5,268,046

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	$10,963,720	$9,077,073
Variable Insurance Fund - Balanced Portfolio (VVB)	3,267,765	1,893,529
Insurance Fund - Capital Growth Portfolio (VVCG)	11,348,682	1,362,611
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,398,313	3,059,044
Variable Insurance Fund - International Portfolio (VVI)	7,873,228	2,196,452
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	15,145,630	2,641,226
Variable Insurance Fund - REIT Index Portfolio (VVREI)	1,410,736	2,221,802
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	2,796,428	2,309,724
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	1,938,056	1,385,480
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	9,384,733	4,318,907
Variable Insurance Portfolios - Asset Strategy (WRASP)	6,323,988	3,083,998
Variable Insurance Portfolios - Growth (WRGP)	18,736,673	2,529,861
Variable Insurance Portfolios - High Income (WRHIP)	6,740,950	8,837,346
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	4,085,775	1,397,970
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	6,354,884	6,765,302
Variable Insurance Portfolios - Science and Technology (WRSTP)	5,313,707	5,923,620
Advantage VT Discovery Fund (SVDF)	6,884,460	3,316,925
Advantage VT Opportunity Fund - Class 2 (SVOF)	3,745,653	6,278,278
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	2,803,818	1,942,928
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	368,979	3,561,050
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)	230,440	4,441,202
Research International Series - Service Class (obsolete) (MVRISC)	222,978	3,179,599
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	128,222	12,404,799
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	584,613	1,997,426

Total	$1,331,762,701	$1,227,022,709

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.00%	5,447	$11.897471	$64,806	0.87%	-1.09%
2014	0.00%	3,808	12.028742	45,805	0.26%	4.45%
2013	0.00%	15,430	11.516261	177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.00%	2,896	9.707801	28,114	2.52%	-2.28%
2015	0.20%	260,401	9.249684	2,408,627	2.52%	-2.48%
2015	0.25%	329,593	9.235052	3,043,808	2.52%	-2.52%
2014	0.00%	4,705	9.934368	46,741	1.51%	3.58%
2014	0.20%	10,211	9.484521	96,846	1.51%	3.37%
2014	0.25%	74,535	9.474252	706,163	1.51%	3.32%
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2015	0.00%	54,385	14.804383	805,136	1.79%	1.40%
2015	0.20%	131,978	14.561812	1,921,839	1.79%	1.20%
2015	0.25%	168,266	14.501782	2,440,157	1.79%	1.15%
2014	0.00%	55,339	14.600092	807,954	1.29%	5.40%
2014	0.20%	29,493	14.389619	424,393	1.29%	5.19%
2014	0.25%	134,668	14.337468	1,930,798	1.29%	5.13%
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
Bond Fund - Class 2 (AMVBD2)
2015	0.00%	858	12.612433	10,821	1.69%	0.27%
2015	0.10%	5,631,855	12.508727	70,447,337	1.69%	0.17%
2015	0.20%	136	12.405801	1,687	1.69%	0.07%
2015	0.25%	377	12.354700	4,658	1.69%	0.02%
2014	0.00%	3,193	12.577937	40,161	6.95%	5.28%
2014	0.10%	5,682,378	12.486989	70,955,792	6.95%	5.17%
2014	0.20%	874	12.396639	10,835	6.95%	5.07%
2014	0.25%	357	12.351744	4,410	6.95%	5.02%
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2015	0.00%	421	$12.512027	$5,268	0.00%	0.27%
2015	0.20%	66,052	12.314418	813,392	0.00%	0.07%
2015	0.25%	59,150	12.265532	725,506	0.00%	0.02%
2014	0.00%	12,416	12.478765	154,936	0.12%	2.12%
2014	0.20%	97,984	12.306283	1,205,819	0.12%	1.92%
2014	0.25%	93,809	12.263569	1,150,433	0.12%	1.87%
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2015	0.00%	2,809	15.869617	44,578	0.52%	6.86%
2015	0.20%	241,449	15.617854	3,770,915	0.52%	6.64%
2015	0.25%	876,001	15.555509	13,626,641	0.52%	6.59%
2014	0.00%	1,594	14.851108	23,673	0.80%	8.51%
2014	0.20%	761,924	14.644767	11,158,199	0.80%	8.29%
2014	0.25%	934,897	14.593599	13,643,512	0.80%	8.24%
2013	0.00%	778	13.686517	10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
International Fund - Class 2 (AMVI2)
2015	0.00%	15,798	10.466734	165,353	1.60%	-4.53%
2015	0.20%	70,162	10.369463	727,542	1.60%	-4.72%
2015	0.25%	420,503	10.345312	4,350,235	1.60%	-4.76%
2014	0.00%	12,421	10.962883	136,170	1.59%	-2.65%
2014	0.20%	39,874	10.882753	433,939	1.59%	-2.85%
2014	0.25%	378,202	10.862833	4,108,345	1.59%	-2.90%
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2015	0.10%	286,174	9.365666	2,680,210	4.71%	-3.70%
2015	0.20%	15,487	9.353123	144,852	4.71%	-3.79%
2015	0.25%	96,281	9.346839	899,923	4.71%	-3.84%
2014	0.25%	51,392	9.720295	499,545	1.36%	-2.80%	8/29/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2015	0.00%	1,832	$20.243532	$37,086	0.60%	0.34%
2015	0.20%	10,863	19.816250	215,264	0.60%	0.14%
2015	0.25%	84,982	19.710934	1,675,075	0.60%	0.09%
2014	0.00%	10,769	20.175665	217,272	0.79%	12.19%
2014	0.10%	45,593	19.981620	911,022	0.79%	12.08%
2014	0.20%	7,577	19.789357	149,944	0.79%	11.97%
2014	0.25%	81,631	19.694031	1,607,643	0.79%	11.91%
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
Global Allocation V.I. Fund - Class II (MLVGA2)
2015	0.00%	588,721	16.452774	9,686,094	0.95%	-0.87%
2014	0.00%	665,128	16.596941	11,039,090	2.12%	1.97%
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
VP S&P 500 Index Portfolio (CVSPIP)
2015	0.25%	49,793	11.115900	553,494	0.07%	0.73%
2014	0.10%	40,910	11.046998	451,933	3.55%	10.47%	4/30/2014
Value Portfolio (DAVVL)
2015	0.00%	109,021	13.481383	1,469,754	0.78%	1.60%
2015	0.20%	756	13.260449	10,025	0.78%	1.39%
2015	0.25%	77,506	13.205723	1,023,523	0.78%	1.34%
2014	0.00%	119,812	13.269646	1,589,863	0.94%	6.06%
2014	0.20%	3,305	13.078326	43,224	0.94%	5.85%
2014	0.25%	96,351	13.030858	1,255,536	0.94%	5.79%
2013	0.00%	135,251	12.511572	1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Emerging Markets Series: Service Class (DWVEMS)
2015	0.20%	48,044	$8.853030	$425,335	0.53%	-14.94%
2015	0.25%	183,792	8.836810	1,624,135	0.53%	-14.99%
2014	0.00%	131	10.464258	1,371	0.38%	-8.26%
2014	0.20%	21,740	10.408589	226,283	0.38%	-8.45%
2014	0.25%	88,634	10.394723	921,326	0.38%	-8.49%
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.00%	38,172	13.469642	514,163	0.50%	-6.46%
2015	0.20%	179,073	13.344536	2,389,646	0.50%	-6.65%
2015	0.25%	762,913	13.313432	10,156,990	0.50%	-6.70%
2014	0.00%	29,347	14.400158	422,601	0.29%	5.62%
2014	0.20%	233,632	14.294974	3,339,763	0.29%	5.41%
2014	0.25%	772,626	14.268792	11,024,440	0.29%	5.35%
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
VA International Small Portfolio (DFVIS)
2015	0.20%	93,147	9.643019	898,218	2.07%	-3.57%	5/1/2015
2015	0.25%	12,806	9.639791	123,447	2.07%	-3.60%	5/1/2015
VA U.S. Targeted Value Portfolio (DFVUTV)
2015	0.20%	189,273	9.148602	1,731,583	1.32%	-8.51%	5/1/2015
2015	0.25%	26,021	9.145533	237,976	1.32%	-8.54%	5/1/2015
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.00%	5,210,844	28.145445	146,661,523	1.84%	1.11%
2015	0.10%	1,336,408	20.471960	27,358,891	1.84%	1.01%
2015	0.20%	3,657,570	19.563635	71,555,364	1.84%	0.91%
2015	0.25%	9,667,517	19.416607	187,710,378	1.84%	0.85%
2014	0.00%	5,681,066	27.837249	158,145,249	1.78%	13.42%
2014	0.10%	408,608	20.268047	8,281,686	1.78%	13.31%
2014	0.20%	3,213,541	19.388148	62,304,609	1.78%	13.20%
2014	0.25%	10,400,035	19.252062	200,222,119	1.78%	13.14%
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.00%	479,731	$22.570734	$10,827,881	1.06%	-3.19%
2015	0.25%	23,979	14.534743	348,529	1.06%	-3.44%
2014	0.00%	522,401	23.315565	12,180,074	1.04%	13.45%
2014	0.10%	39,951	16.732429	668,477	1.04%	13.34%
2014	0.25%	17,238	15.051972	259,466	1.04%	13.17%
2013	0.00%	563,186	20.550928	11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
Floating-Rate Income Fund (ETVFR)
2015	0.00%	16,281	11.068480	180,206	3.33%	-0.99%
2015	0.10%	4,147,920	11.016926	45,697,328	3.33%	-1.09%
2015	0.20%	459,000	10.965574	5,033,198	3.33%	-1.19%
2015	0.25%	1,146,322	10.939965	12,540,723	3.33%	-1.24%
2014	0.00%	19,829	11.179398	221,676	3.22%	0.57%
2014	0.10%	4,469,010	11.138472	49,777,943	3.22%	0.47%
2014	0.20%	482,917	11.097666	5,359,252	3.22%	0.37%
2014	0.25%	1,050,845	11.077288	11,640,513	3.22%	0.32%
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2015	0.00%	136,114	10.776572	1,466,842	7.61%	-4.10%
2015	0.10%	137,784	9.670979	1,332,506	7.61%	-4.20%
2015	0.20%	384,691	9.654853	3,714,135	7.61%	-4.29%
2015	0.25%	713,803	9.646808	6,885,920	7.61%	-4.34%
2014	0.00%	89,731	11.237397	1,008,343	4.04%	2.12%
2014	0.20%	331,848	10.087875	3,347,641	4.04%	0.88%	5/1/2014
2014	0.25%	756,586	10.084509	7,629,798	4.04%	0.85%	5/1/2014
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.00%	2,301	11.465429	26,382	0.07%	-5.82%
2014	0.00%	3,054	12.173521	37,178	0.03%	3.95%
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.00%	214,379	$14.722930	$3,156,287	0.00%	1.21%
2015	0.20%	8,469	14.615032	123,775	0.00%	1.00%
2015	0.25%	122,570	14.588191	1,788,075	0.00%	0.95%
2014	0.00%	215,582	14.547427	3,136,163	0.00%	8.04%
2014	0.10%	13,861	14.508528	201,103	0.00%	7.93%
2014	0.20%	14,778	14.469727	213,834	0.00%	7.82%
2014	0.25%	97,042	14.450385	1,402,294	0.00%	7.77%
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.00%	62,732	9.891560	620,517	4.97%	-4.10%
2014	0.00%	38,475	10.314426	396,848	0.00%	3.14%	5/1/2014
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.00%	28,449	28.595253	813,506	0.94%	-2.66%
2015	0.10%	148,084	28.263700	4,185,402	0.94%	-2.75%
2015	0.20%	209,845	27.936091	5,862,249	0.94%	-2.85%
2015	0.25%	187,200	27.773658	5,199,229	0.94%	-2.90%
2014	0.00%	25,195	29.375193	740,108	0.71%	15.11%
2014	0.20%	174,813	28.755521	5,026,839	0.71%	14.88%
2014	0.25%	172,466	28.602620	4,932,979	0.71%	14.82%
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
Small Cap Core Portfolio 1 (JPSCE1)
2015	0.25%	4,684	9.259791	43,373	0.00%	-7.40%	5/1/2015

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Portfolio: Service Shares (JABS)
2015	0.00%	203,554	$27.661592	$5,630,628	1.68%	0.41%
2015	0.20%	126,419	26.934334	3,405,012	1.68%	0.21%
2015	0.25%	617,997	26.755453	16,534,790	1.68%	0.16%
2014	0.00%	194,012	27.548473	5,344,734	1.54%	8.24%
2014	0.10%	78,645	27.211116	2,140,018	1.54%	8.13%
2014	0.20%	119,158	26.877891	3,202,716	1.54%	8.02%
2014	0.25%	541,936	26.712747	14,476,599	1.54%	7.97%
2013	0.00%	196,236	25.451703	4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.00%	34,903	10.092752	352,267	2.23%	-0.06%
2015	0.20%	237,839	10.067285	2,394,393	2.23%	-0.26%
2015	0.25%	961,258	10.060934	9,671,153	2.23%	-0.31%
2014	0.20%	91,596	10.093738	924,546	1.29%	0.94%	9/26/2014
2014	0.25%	344,331	10.092410	3,475,130	1.29%	0.92%	9/26/2014
Forty Portfolio: Service Shares (JACAS)
2015	0.00%	1,513,530	20.432674	30,925,465	1.25%	11.94%
2015	0.20%	320,208	19.791988	6,337,553	1.25%	11.71%
2015	0.25%	398,965	19.634966	7,833,664	1.25%	11.66%
2014	0.00%	1,612,674	18.253711	29,437,285	0.03%	8.47%
2014	0.10%	119,102	17.983216	2,141,837	0.03%	8.36%
2014	0.20%	343,954	17.716740	6,093,744	0.03%	8.25%
2014	0.25%	397,378	17.584980	6,987,884	0.03%	8.20%
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.00%	1,271,191	$9.689759	$12,317,534	0.81%	4.65%
2015	0.20%	21,016	9.385767	197,251	0.81%	4.44%
2015	0.25%	160,365	9.311264	1,493,201	0.81%	4.38%
2014	0.00%	1,294,419	9.259589	11,985,788	0.00%	9.35%
2014	0.10%	229,529	9.122304	2,093,833	0.00%	9.24%
2014	0.20%	19,878	8.987053	178,645	0.00%	9.13%
2014	0.25%	122,394	8.920175	1,091,776	0.00%	9.07%
2013	0.00%	1,316,465	8.468059	11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.00%	1,223,129	13.954997	17,068,762	0.48%	-8.80%
2015	0.20%	193,072	13.517310	2,609,814	0.48%	-8.99%
2015	0.25%	140,409	13.410045	1,882,891	0.48%	-9.03%
2014	0.00%	1,382,995	15.302065	21,162,679	5.77%	-12.10%
2014	0.10%	127,397	15.075321	1,920,551	5.77%	-12.19%
2014	0.20%	183,537	14.851839	2,725,862	5.77%	-12.28%
2014	0.25%	233,855	14.741369	3,447,343	5.77%	-12.32%
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2015	0.00%	6,435	$14.822519	$95,383	1.06%	-3.69%
2015	0.20%	108,758	14.655599	1,593,914	1.06%	-3.88%
2015	0.25%	20,488	14.614141	299,415	1.06%	-3.93%
2014	0.00%	7,217	15.390421	111,073	3.38%	8.44%
2014	0.20%	84,451	15.247583	1,287,674	3.38%	8.22%
2014	0.25%	36,396	15.212055	553,658	3.38%	8.17%
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.00%	68,728	8.592998	590,580	1.29%	-20.05%
2015	0.10%	345,459	8.544459	2,951,760	1.29%	-20.13%
2015	0.20%	1,291,479	8.496175	10,972,632	1.29%	-20.21%
2015	0.25%	1,383,134	8.472143	11,718,109	1.29%	-20.25%
2014	0.00%	88,176	10.748588	947,767	1.81%	-4.64%
2014	0.20%	1,180,396	10.648799	12,569,800	1.81%	-4.83%
2014	0.25%	1,263,096	10.623987	13,419,115	1.81%	-4.87%
2013	0.00%	87,427	11.271168	985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)
2015	0.20%	6,227	9.926222	61,811	8.70%	-1.73%
2015	0.25%	24,644	9.917959	244,418	8.70%	-1.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2015	0.00%	477	$18.870645	$9,001	0.10%	-3.79%
2015	0.25%	4,964	18.374092	91,209	0.10%	-4.03%
2014	0.00%	566	19.613313	11,101	0.34%	11.53%
2014	0.10%	15,880	19.424648	308,463	0.34%	11.42%
2014	0.20%	857	19.237814	16,487	0.34%	11.30%
2014	0.25%	39,971	19.145041	765,246	0.34%	11.25%
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2015	0.00%	18,990	9.823716	186,552	6.21%	-1.76%	5/1/2015
2015	0.20%	410,148	9.810586	4,023,792	6.21%	-1.89%	5/1/2015
2015	0.25%	267,210	9.807308	2,620,611	6.21%	-1.93%	5/1/2015
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2015	0.20%	12,993	11.093739	144,141	2.15%	0.67%
2015	0.25%	61,074	11.084493	676,974	2.15%	0.62%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.00%	297,791	9.859642	2,936,113	0.50%	-1.40%	3/27/2015
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2015	0.00%	13,582	9.168675	124,529	1.83%	-8.31%	3/27/2015
2015	0.20%	3,250	9.154659	29,753	1.83%	-8.45%	3/27/2015
2015	0.25%	293,189	9.151159	2,683,019	1.83%	-8.49%	3/27/2015
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2015	0.00%	30,567	13.309971	406,846	0.00%	-1.89%
2014	0.00%	39,384	13.565726	534,273	0.00%	-7.26%
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2015	0.00%	941	13.189260	12,411	0.00%	-2.15%
2015	0.20%	16,271	13.092899	213,035	0.00%	-2.34%
2015	0.25%	10,017	13.068928	130,911	0.00%	-2.39%
2014	0.00%	1,886	13.478411	25,420	0.00%	-7.49%
2014	0.20%	37,903	13.406739	508,156	0.00%	-7.68%
2014	0.25%	41,953	13.388879	561,704	0.00%	-7.72%
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2015	0.00%	313,122	$31.585843	$9,890,222	2.29%	-0.74%
2014	0.00%	314,764	31.820252	10,015,870	1.51%	10.51%
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
Value Series - Service Class (MVFSC)
2015	0.00%	271,339	15.375056	4,171,852	2.12%	-0.93%
2015	0.20%	432,127	15.123050	6,535,078	2.12%	-1.13%
2015	0.25%	1,692,308	15.060758	25,487,441	2.12%	-1.18%
2014	0.00%	198,866	15.520016	3,086,404	1.33%	10.20%
2014	0.20%	343,960	15.296190	5,261,278	1.33%	9.98%
2014	0.25%	1,274,981	15.240803	19,431,734	1.33%	9.93%
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.00%	97,894	22.405934	2,193,407	1.81%	6.32%
2015	0.10%	354,870	22.257143	7,898,392	1.81%	6.21%
2015	0.20%	1,413,558	22.109267	31,252,731	1.81%	6.11%
2015	0.25%	1,526,982	22.035743	33,648,183	1.81%	6.05%
2014	0.00%	104,105	21.074086	2,193,918	1.84%	1.13%
2014	0.20%	1,336,808	20.836672	27,854,630	1.84%	0.93%
2014	0.25%	1,471,627	20.777757	30,577,108	1.84%	0.88%
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.00%	101,355	15.862273	1,607,721	3.38%	-0.65%
2014	0.00%	107,604	15.966198	1,718,027	2.84%	7.85%
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.00%	110,149	$32.973228	$3,631,968	5.22%	-1.12%
2015	0.10%	643,557	42.357127	27,259,226	5.22%	-1.21%
2015	0.20%	20,947	32.024984	670,827	5.22%	-1.31%
2015	0.25%	52,130	31.784391	1,656,920	5.22%	-1.36%
2014	0.00%	116,584	33.345098	3,887,505	5.48%	2.93%
2014	0.10%	679,332	42.877705	29,128,197	5.48%	2.82%
2014	0.20%	99,108	32.451024	3,216,156	5.48%	2.72%
2014	0.25%	60,118	32.223332	1,937,202	5.48%	2.67%
2013	0.00%	136,780	32.396627	4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.00%	24,205	11.401883	275,983	2.30%	-1.42%
2015	0.20%	68,517	11.215001	768,418	2.30%	-1.61%
2015	0.25%	378,409	11.168760	4,226,359	2.30%	-1.66%
2014	0.00%	23,630	11.565859	273,301	0.69%	13.85%
2014	0.20%	66,035	11.399066	752,737	0.69%	13.62%
2014	0.25%	332,031	11.357738	3,771,121	0.69%	13.57%
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2015	0.00%	26,769	$16.988924	$454,777	0.00%	-5.90%
2015	0.20%	202,416	16.464670	3,332,713	0.00%	-6.08%
2015	0.25%	332,566	16.336194	5,432,863	0.00%	-6.13%
2014	0.00%	24,449	18.053453	441,389	0.00%	1.97%
2014	0.10%	56,373	17.790475	1,002,902	0.00%	1.87%
2014	0.20%	181,537	17.531393	3,182,596	0.00%	1.76%
2014	0.25%	496,484	17.403302	8,640,461	0.00%	1.71%
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2015	0.00%	9,997	20.413362	204,072	0.00%	12.24%
2015	0.20%	6,146	20.078873	123,405	0.00%	12.01%
2015	0.25%	53,142	19.996047	1,062,630	0.00%	11.96%
2014	0.00%	6,103	18.187389	110,998	0.00%	6.36%
2014	0.20%	5,814	17.925168	104,217	0.00%	6.15%
2014	0.25%	59,657	17.860156	1,065,483	0.00%	6.09%
2013	0.00%	3,341	17.099754	57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.10%	78,351	60.125749	4,710,913	1.35%	2.07%
2015	0.20%	40,970	48.430950	1,984,216	1.35%	1.97%
2015	0.25%	283,644	48.067000	13,633,916	1.35%	1.92%
g 2014	0.10%	59,709	58.907321	3,517,297	1.39%	29.59%
2014	0.20%	32,267	47.496982	1,532,585	1.39%	29.46%
2014	0.25%	325,980	47.163617	15,374,396	1.39%	29.40%
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	1	$10.196266	$10	2.52%	1.96%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.00%	4,397	9.768489	42,952	1.83%	-3.71%
NVIT Cardinal Managed Growth Class I (NCPG)
2015	0.00%	4,610	9.617936	44,339	1.34%	-4.62%
2014	0.00%	4,296	10.083558	43,319	3.21%	0.84%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2015	0.00%	1,003,522	10.292554	10,328,804	2.32%	0.14%
2015	0.10%	747,019	10.275385	7,675,908	2.32%	0.04%
2015	0.20%	7,019,738	10.258256	72,010,269	2.32%	-0.06%
2015	0.25%	524,594	10.249699	5,376,931	2.32%	-0.11%
2014	0.00%	443,358	10.277970	4,556,820	3.92%	2.78%	5/1/2014
2014	0.20%	5,155,962	10.264234	52,922,000	3.92%	2.64%	5/1/2014
2014	0.25%	46,311	10.260803	475,188	3.92%	2.61%	5/1/2014
NVIT International Index Fund Class I (NVIX)
2015	0.00%	296,030	9.110733	2,697,050	3.36%	-0.96%
2015	0.10%	21,165	9.095533	192,507	3.36%	-1.06%
2015	0.20%	1,075,178	9.080363	9,763,007	3.36%	-1.16%
2015	0.25%	833,286	9.072786	7,560,226	3.36%	-1.21%
2014	0.00%	319,484	9.198938	2,938,914	2.49%	-8.01%	5/1/2014
2014	0.20%	187,603	9.186635	1,723,440	2.49%	-8.13%	5/1/2014
2014	0.25%	738,092	9.183562	6,778,314	2.49%	-8.16%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.00%	1,546,350	23.497274	36,335,010	2.39%	-4.28%
2014	0.00%	1,667,165	24.546677	40,923,361	2.00%	13.12%
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.00%	519,808	16.606784	8,632,339	1.42%	0.98%
2014	0.00%	490,736	16.444935	8,070,122	0.95%	4.99%
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.00%	113,914	13.166435	1,499,841	1.36%	-0.23%
2014	0.00%	117,093	13.196903	1,545,265	1.22%	4.98%
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.00%	426,191	18.531767	7,898,072	0.69%	6.54%
2014	0.00%	375,662	17.393687	6,534,147	0.70%	1.84%
2013	0.00%	394,540	17.080144	6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.00%	539,000	$17.702463	$9,541,628	0.71%	6.43%
2014	0.00%	582,797	16.633406	9,693,899	0.44%	8.07%
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.00%	198,459	15.067505	2,990,282	0.84%	1.09%
2014	0.00%	223,749	14.905501	3,335,091	0.79%	10.23%
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	428,838	25.623622	10,988,383	5.47%	-2.61%
2015	0.10%	30,418	22.988781	699,273	5.47%	-2.70%
2015	0.20%	67,872	25.575241	1,735,843	5.47%	-2.80%
2015	0.25%	264,978	25.383080	6,725,958	5.47%	-2.85%
2014	0.00%	494,739	26.309492	13,016,332	5.48%	2.55%
2014	0.10%	53,100	23.627747	1,254,633	5.48%	2.45%
2014	0.20%	43,817	26.312407	1,152,931	5.48%	2.35%
2014	0.25%	224,498	26.127774	5,865,633	5.48%	2.29%
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.00%	342,530	$21.512038	$7,368,518	0.85%	-15.99%
2015	0.10%	53,412	21.186458	1,131,611	0.85%	-16.08%
2015	0.20%	9,202	20.865728	192,006	0.85%	-16.16%
2015	0.25%	127,704	20.707235	2,644,397	0.85%	-16.20%
2014	0.00%	358,435	25.608009	9,178,807	1.22%	-5.51%
2014	0.10%	56,025	25.245709	1,414,391	1.22%	-5.60%
2014	0.20%	5,527	24.888440	137,558	1.22%	-5.69%
2014	0.25%	137,441	24.711758	3,396,409	1.22%	-5.74%
2013	0.00%	63,515	27.100074	1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
NVIT International Equity Fund - Class I (GIG)
2015	0.00%	726,720	16.060113	11,671,205	0.54%	-3.06%
2015	0.10%	112,022	15.817045	1,771,857	0.54%	-3.15%
2015	0.20%	98,208	15.577704	1,529,855	0.54%	-3.25%
2015	0.25%	198,942	15.459367	3,075,517	0.54%	-3.30%
2014	0.00%	602,146	16.566460	9,975,428	3.56%	-0.45%
2014	0.10%	90,986	16.332055	1,485,988	3.56%	-0.55%
2014	0.20%	60,911	16.101032	980,730	3.56%	-0.65%
2014	0.25%	206,679	15.986719	3,304,119	3.56%	-0.70%
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.00%	20,759	9.438443	195,933	0.25%	-3.22%
2014	0.00%	25,389	9.752483	247,606	3.79%	-0.72%
2013	0.00%	27,530	9.823149	270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.00%	1,043,310	$14.364226	$14,986,341	0.77%	-1.08%
2014	0.00%	1,156,523	14.520984	16,793,852	0.89%	6.60%
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.00%	16,728	16.586071	277,452	0.77%	-0.32%
2014	0.00%	20,963	16.639955	348,823	0.40%	10.60%
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.00%	253,403	13.867876	3,514,161	2.63%	-1.58%
2015	0.20%	439	21.354165	9,374	2.63%	-1.77%
2015	0.25%	3,502	21.283096	74,533	2.63%	-1.82%
2014	0.00%	291,687	14.089818	4,109,817	2.30%	4.48%
2014	0.20%	192	21.739366	4,174	2.30%	4.27%
2014	0.25%	2,223	21.677860	48,190	2.30%	4.21%
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015	0.00%	613,484	$13.800315	$8,466,272	2.73%	-1.05%
2015	0.10%	9,590,709	16.858906	161,688,862	2.73%	-1.15%
2015	0.25%	28,755	16.691179	479,955	2.73%	-1.30%
2014	0.00%	530,422	13.947302	7,397,956	2.41%	4.46%
2014	0.10%	9,676,754	17.055519	165,042,062	2.41%	4.36%
2014	0.25%	17,462	16.911187	295,303	2.41%	4.20%
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015	0.00%	400,439	14.021191	5,614,632	2.92%	-1.15%
2015	0.25%	13,209	18.814356	248,519	2.92%	-1.39%
2014	0.00%	496,154	14.183683	7,037,291	2.52%	4.70%
2014	0.25%	6,154	19.080050	117,419	2.52%	4.44%
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.00%	290,791	13.034982	3,790,455	1.93%	-0.65%
2015	0.20%	12,852	13.726536	176,413	1.93%	-0.85%
2015	0.25%	12,143	13.680854	166,127	1.93%	-0.90%
2014	0.00%	403,620	13.120260	5,295,599	2.33%	3.42%
2014	0.20%	14,273	13.844008	197,596	2.33%	3.21%
2014	0.25%	523	13.804832	7,220	2.33%	3.16%
2013	0.00%	343,843	12.686282	4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.00%	482,383	13.935133	6,722,071	2.86%	-0.98%
2015	0.20%	4,416	17.801976	78,614	2.86%	-1.17%
2015	0.25%	3,309	17.742741	58,711	2.86%	-1.22%
2014	0.00%	525,002	14.072360	7,388,017	2.58%	4.66%
2014	0.20%	142	18.013284	2,558	2.58%	4.45%
2014	0.25%	1,908	17.962322	34,272	2.58%	4.40%
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.00%	452,610	$13.921442	$6,300,984	3.14%	-1.43%
2015	0.20%	1,467	19.789779	29,032	3.14%	-1.62%
2015	0.25%	11,390	19.723929	224,656	3.14%	-1.67%
2014	0.00%	492,402	14.122912	6,954,150	2.54%	4.66%
2014	0.20%	772	20.116383	15,530	2.54%	4.45%
2014	0.25%	7,612	20.059477	152,693	2.54%	4.40%
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.00%	324,148	13.598100	4,407,797	2.82%	-0.88%
2015	0.20%	9,182	15.716772	144,311	2.82%	-1.08%
2015	0.25%	23,446	15.664472	367,269	2.82%	-1.13%
2014	0.00%	243,977	13.718708	3,347,049	2.59%	4.17%
2014	0.20%	9,063	15.887922	143,992	2.59%	3.96%
2014	0.25%	21,867	15.842970	346,438	2.59%	3.91%
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.00%	71,807	13.609836	977,281	2.55%	-0.72%
2014	0.00%	72,271	13.708553	990,731	3.25%	5.06%
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015	0.00%	163,170	14.773963	2,410,668	1.87%	-0.32%
2014	0.00%	165,785	14.821038	2,457,106	2.41%	5.09%
2013	0.00%	68,382	14.103213	964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	1,525,407	$23.717948	$36,179,524	1.25%	0.94%
2015	0.10%	4,469,016	19.370055	86,565,086	1.25%	0.83%
2015	0.25%	6,614	18.592710	122,972	1.25%	0.68%
2014	0.00%	1,650,623	23.498134	38,786,560	1.18%	12.15%
2014	0.10%	3,872,860	19.209740	74,396,634	1.18%	12.04%
2014	0.25%	11,608	18.466505	214,359	1.18%	11.87%
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	1,137,214	22.031686	25,054,742	1.66%	-0.11%
2015	0.20%	654,929	18.199180	11,919,171	1.66%	-0.31%
2015	0.25%	1,004,635	18.062479	18,146,199	1.66%	-0.36%
2014	0.00%	1,213,618	22.055640	26,767,122	1.84%	4.57%
2014	0.10%	84,462	20.206888	1,706,714	1.84%	4.46%
2014	0.20%	718,600	18.255441	13,118,360	1.84%	4.36%
2014	0.25%	1,221,280	18.127386	22,138,614	1.84%	4.31%
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2015	0.00%	909,595	$16.529138	$15,034,821	0.35%	4.67%
2015	0.10%	76,075	12.387039	942,344	0.35%	4.56%
2015	0.20%	38,789	15.745641	610,758	0.35%	4.46%
2015	0.25%	4,583	15.627282	71,620	0.35%	4.41%
2014	0.00%	981,320	15.791950	15,496,956	0.35%	11.33%
2014	0.10%	80,858	11.846425	957,878	0.35%	11.22%
2014	0.20%	32,508	15.073515	490,010	0.35%	11.11%
2014	0.25%	4,658	14.967679	69,719	0.35%	11.05%
2013	0.00%	1,067,343	14.184902	15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
NVIT International Index Fund - Class II (GVIX2)
2015	0.00%	237,830	9.257870	2,201,799	2.05%	-1.26%
2015	0.20%	22,993	9.098676	209,206	2.05%	-1.46%
2015	0.25%	100,299	9.059353	908,644	2.05%	-1.50%
2014	0.00%	222,311	9.375800	2,084,343	2.77%	-6.12%
2014	0.20%	23,168	9.233042	213,911	2.77%	-6.31%
2014	0.25%	123,081	9.197726	1,132,065	2.77%	-6.36%
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	727,752	$22.707558	$16,525,471	1.39%	-1.00%
2015	0.10%	146,618	22.393395	3,283,275	1.39%	-1.10%
2015	0.20%	77,739	22.083606	1,716,757	1.39%	-1.20%
2015	0.25%	17,642	21.930272	386,894	1.39%	-1.25%
2014	0.00%	799,256	22.936445	18,332,091	1.57%	4.99%
2014	0.10%	126,953	22.641744	2,874,437	1.57%	4.88%
2014	0.20%	87,812	22.350869	1,962,675	1.57%	4.78%
2014	0.25%	59,852	22.206782	1,329,120	1.57%	4.72%
2013	0.00%	949,387	21.847269	20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.00%	90,670	16.704200	1,514,570	1.45%	-0.17%
2014	0.00%	117,578	16.733256	1,967,463	1.72%	4.59%
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.00%	38,096	19.013052	724,321	1.65%	-0.53%
2014	0.00%	34,838	19.114689	665,918	2.15%	5.21%
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	359,127	$16.833321	$6,045,300	1.78%	0.26%
2015	0.10%	59,565	16.600530	988,811	1.78%	0.16%
2015	0.20%	102,459	16.370829	1,677,339	1.78%	0.06%
2015	0.25%	95,452	16.257257	1,551,788	1.78%	0.01%
2014	0.00%	474,185	16.788858	7,961,025	1.88%	3.89%
2014	0.10%	4,299	16.573239	71,248	1.88%	3.79%
2014	0.20%	83,998	16.360271	1,374,230	1.88%	3.68%
2014	0.25%	96,493	16.254896	1,568,484	1.88%	3.63%
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	2,505,882	20.473919	51,305,225	1.61%	-0.33%
2015	0.10%	298,948	20.190683	6,035,964	1.61%	-0.43%
2015	0.20%	203,043	19.911325	4,042,855	1.61%	-0.53%
2015	0.25%	130,280	19.773092	2,576,038	1.61%	-0.58%
2014	0.00%	2,828,965	20.542646	58,114,427	1.67%	5.18%
2014	0.10%	179,347	20.278734	3,636,930	1.67%	5.08%
2014	0.20%	241,999	20.018180	4,844,380	1.67%	4.97%
2014	0.25%	171,804	19.889138	3,417,033	1.67%	4.92%
2013	0.00%	3,094,770	19.530736	60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	3,036,720	$21.949295	$66,653,863	1.49%	-0.73%
2015	0.10%	169,799	21.645583	3,675,398	1.49%	-0.83%
2015	0.20%	273,829	21.346114	5,845,185	1.49%	-0.93%
2015	0.25%	302,811	21.197973	6,418,979	1.49%	-0.98%
2014	0.00%	3,281,884	22.110620	72,564,490	1.74%	4.96%
2014	0.10%	165,079	21.826496	3,603,096	1.74%	4.85%
2014	0.20%	261,081	21.546066	5,625,268	1.74%	4.75%
2014	0.25%	219,251	21.407232	4,693,557	1.74%	4.69%
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	706,590	18.983169	13,413,317	1.68%	-0.03%
2015	0.10%	72,387	18.720559	1,355,125	1.68%	-0.13%
2015	0.20%	10,908	18.461573	201,379	1.68%	-0.23%
2015	0.25%	33,082	18.333454	606,507	1.68%	-0.28%
2014	0.00%	752,574	18.988951	14,290,591	1.83%	4.74%
2014	0.10%	72,469	18.745008	1,358,432	1.83%	4.63%
2014	0.20%	17,823	18.504179	329,800	1.83%	4.53%
2014	0.25%	40,576	18.384954	745,988	1.83%	4.48%
2013	0.00%	799,670	18.129719	14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.00%	726,879	$47.459992	$34,497,672	1.19%	-2.53%
2015	0.10%	158,895	42.771446	6,796,169	1.19%	-2.63%
2015	0.20%	383,281	32.027174	12,275,407	1.19%	-2.73%
2015	0.25%	1,037,969	31.786495	32,993,396	1.19%	-2.78%
2014	0.00%	726,102	48.693949	35,356,774	1.08%	9.42%
2014	0.10%	64,879	43.927412	2,849,967	1.08%	9.31%
2014	0.20%	332,094	32.925676	10,934,419	1.08%	9.20%
2014	0.25%	965,440	32.694578	31,564,653	1.08%	9.15%
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
NVIT Money Market Fund - Class I (SAM)
2015	0.00%	3,283,084	14.293235	46,925,891	0.00%
2015	0.20%	827	11.911691	9,851	0.00%	-0.20%
2015	0.25%	22,953	11.822117	271,353	0.00%	-0.25%
2014	0.00%	3,527,039	14.293235	50,412,797	0.00%
2014	0.20%	872	11.935475	10,408	0.00%	-0.20%
2014	0.25%	472,682	11.851712	5,602,091	0.00%	-0.25%
2013	0.00%	4,055,705	14.293235	57,967,632	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2015	0.00%	2,150,324	$11.731137	$25,225,745	0.00%
2015	0.20%	5,293,610	11.425253	60,480,834	0.00%	-0.20%
2015	0.25%	7,364,598	11.350082	83,588,791	0.00%	-0.25%
2014	0.00%	1,920,128	11.731137	22,525,285	0.00%
2014	0.20%	4,418,047	11.448195	50,578,664	0.00%	-0.20%
2014	0.25%	8,212,686	11.378551	93,448,466	0.00%	-0.25%
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.00%	1,587,910	9.747456	15,478,083	0.72%	-0.49%
2014	0.00%	1,641,194	9.795541	16,076,383	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.00%	258,691	18.002792	4,657,160	1.19%	-5.12%
2014	0.00%	281,697	18.973981	5,344,914	2.81%	-9.46%
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.00%	657,004	16.589334	10,899,259	0.47%	3.43%
2015	0.10%	6,342	16.462691	104,406	0.47%	3.33%
2015	0.20%	3,244	16.336886	52,997	0.47%	3.23%
2015	0.25%	32,786	16.274411	533,573	0.47%	3.18%
2014	0.00%	706,844	16.038508	11,336,723	0.49%	10.44%
2014	0.20%	2,859	15.826062	45,247	0.49%	10.22%
2014	0.25%	34,585	15.773428	545,524	0.49%	10.16%
2013	0.00%	772,029	14.522943	11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.00%	399,043	$14.746982	$5,884,680	2.27%	-3.15%
2015	0.10%	587,256	16.817022	9,875,897	2.27%	-3.25%
2015	0.20%	2,483	16.721922	41,521	2.27%	-3.34%
2015	0.25%	38,379	16.674561	639,953	2.27%	-3.39%
2014	0.00%	472,606	15.226743	7,196,250	1.26%	10.52%
2014	0.20%	1,652	17.300502	28,580	1.26%	10.30%
2014	0.25%	35,213	17.260130	607,781	1.26%	10.24%
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	2,036,101	16.073975	32,728,237	0.00%	-0.18%
2015	0.10%	661,234	15.951253	10,547,511	0.00%	-0.28%
2015	0.20%	8,324	15.829354	131,764	0.00%	-0.38%
2015	0.25%	33,290	15.768799	524,943	0.00%	-0.43%
2014	0.00%	2,121,248	16.103721	34,159,986	0.00%	4.04%
2014	0.20%	664	15.890408	10,551	0.00%	3.83%
2014	0.25%	34,568	15.837535	547,472	0.00%	3.78%
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.00%	19,958	$18.734492	$373,903	1.44%	-2.75%
2015	0.20%	4,838	18.449328	89,258	1.44%	-2.95%
2015	0.25%	32,643	18.378798	599,939	1.44%	-2.99%
2014	0.00%	12,260	19.264433	236,182	3.76%	17.15%
2014	0.20%	4,577	19.009205	87,005	3.76%	16.92%
2014	0.25%	31,287	18.945996	592,763	3.76%	16.86%
2013	0.20%	5,093	16.258572	82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.00%	682,469	18.482716	12,613,881	1.13%	-2.89%
2014	0.00%	798,637	19.031857	15,199,545	1.43%	17.02%
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	384,931	27.506895	10,588,257	0.00%	0.76%
2015	0.10%	156,756	27.052376	4,240,622	0.00%	0.66%
2015	0.20%	40,641	26.605137	1,081,259	0.00%	0.55%
2015	0.25%	42,646	26.384387	1,125,189	0.00%	0.50%
2014	0.00%	438,208	27.300408	11,963,257	0.00%	2.81%
2014	0.10%	30,685	26.876162	824,695	0.00%	2.71%
2014	0.20%	38,688	26.458295	1,023,619	0.00%	2.61%
2014	0.25%	44,652	26.251887	1,172,199	0.00%	2.55%
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	593,103	$46.675400	$27,683,320	0.75%	-6.02%
2015	0.10%	95,241	49.722591	4,735,629	0.75%	-6.12%
2015	0.20%	84,935	35.340147	3,001,615	0.75%	-6.21%
2015	0.25%	88,852	35.074626	3,116,451	0.75%	-6.26%
2014	0.00%	642,484	49.666354	31,909,838	0.52%	7.02%
2014	0.10%	19,561	52.961764	1,035,985	0.52%	6.92%
2014	0.20%	87,344	37.680056	3,291,127	0.52%	6.81%
2014	0.25%	90,236	37.415660	3,376,239	0.52%	6.75%
2013	0.00%	702,734	46.407602	32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	637,312	41.917374	26,714,445	0.37%	-1.63%
2015	0.20%	82,343	28.016589	2,306,970	0.37%	-1.83%
2015	0.25%	436,478	27.806025	12,136,718	0.37%	-1.88%
2014	0.00%	685,999	42.614090	29,233,223	0.16%	0.82%
2014	0.10%	21,017	42.757292	898,630	0.16%	0.71%
2014	0.20%	97,531	28.539291	2,783,466	0.16%	0.61%
2014	0.25%	457,689	28.338965	12,970,433	0.16%	0.56%
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.00%	389,584	$22.130469	$8,621,677	2.08%	-2.89%
2015	0.20%	53,829	20.170564	1,085,761	2.08%	-3.08%
2015	0.25%	51,202	20.019049	1,025,015	2.08%	-3.13%
2014	0.00%	421,651	22.789085	9,609,040	3.14%	3.88%
2014	0.10%	19,482	21.909355	426,838	3.14%	3.78%
2014	0.20%	21,736	20.812445	452,379	3.14%	3.68%
2014	0.25%	51,475	20.666439	1,063,805	3.14%	3.62%
2013	0.00%	459,866	21.937138	10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2015	0.00%	5,000	11.705092	58,525	1.59%	-0.08%
2015	0.20%	323,837	11.526955	3,732,855	1.59%	-0.28%
2015	0.25%	973,573	11.482904	11,179,445	1.59%	-0.33%
2014	0.10%	815,788	11.637049	9,493,365	0.90%	0.67%
2014	0.20%	33,789	11.559700	390,591	0.90%	0.57%
2014	0.25%	1,340,967	11.521251	15,449,617	0.90%	0.52%
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.00%	136,028	$11.468229	$1,560,000	1.72%	-0.34%
2014	0.00%	164,622	11.507465	1,894,382	0.97%	0.49%
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.00%	4,934,844	25.770856	127,175,154	0.63%	5.09%
2014	0.00%	5,400,878	24.521987	132,440,260	0.71%	8.80%
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.00%	45,612	15.385758	701,775	2.37%	-3.90%
2014	0.00%	28,263	16.010507	452,505	3.75%	-8.15%
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.00%	429,724	22.025570	9,464,916	1.56%	-6.30%
2015	0.10%	58,872	18.295493	1,077,092	1.56%	-6.39%
2015	0.25%	3,185	17.809210	56,722	1.56%	-6.53%
2014	0.00%	475,177	23.506089	11,169,553	1.76%	9.17%
2014	0.10%	59,580	19.544819	1,164,480	1.76%	9.06%
2014	0.25%	2,197	19.053909	41,861	1.76%	8.90%
2013	0.00%	506,620	21.531960	10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.00%	1,704,351	14.907394	25,407,432	2.62%	-5.36%
2015	0.10%	608	29.712788	18,065	2.62%	-5.45%
2015	0.20%	34,247	29.515504	1,010,817	2.62%	-5.55%
2015	0.25%	194,899	29.417350	5,733,412	2.62%	-5.59%
2014	0.00%	1,966,709	15.751218	30,978,062	3.00%	28.88%
2014	0.20%	57,979	31.248643	1,811,765	3.00%	28.63%
2014	0.25%	207,316	31.160306	6,460,030	3.00%	28.56%
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2015	0.00%	2,467	$11.467939	$28,291	2.43%	-3.00%
2014	0.00%	2,183	11.822850	25,809	2.05%	3.34%
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2015	0.00%	530	11.290958	5,984	5.79%	-1.70%
2014	0.00%	191	11.485747	2,194	1.50%	2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.00%	23,027	12.609932	290,369	1.27%	-4.88%
2014	0.00%	18,330	13.257084	243,002	1.19%	4.55%
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.00%	239,681	13.573434	3,253,294	2.43%	1.16%
2014	0.00%	121,451	13.417375	1,629,554	3.36%	13.36%
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2015	0.00%	3,395	10.152985	34,469	1.29%	-4.54%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2015	0.00%	1,135	10.243457	11,626	0.05%	-6.46%
2014	0.00%	10	10.951171	110	0.10%	2.75%
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.00%	141,499	29.185176	4,129,673	1.45%	1.70%
2015	0.20%	115,267	28.417699	3,275,623	1.45%	1.50%
2015	0.25%	537,418	28.229014	15,170,780	1.45%	1.45%
2014	0.00%	157,691	28.696834	4,525,232	1.55%	9.54%
2014	0.10%	85,342	28.345326	2,419,047	1.55%	9.43%
2014	0.20%	26,350	27.998136	737,751	1.55%	9.32%
2014	0.25%	561,703	27.826142	15,630,027	1.55%	9.27%
2013	0.00%	162,202	26.197145	4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2015	0.00%	273,489	$8.665061	$2,369,799	2.59%	2.59%
2015	0.20%	94,107	8.499025	799,818	2.59%	2.39%
2015	0.25%	613,624	8.457980	5,190,020	2.59%	2.33%
2014	0.00%	286,615	8.446277	2,420,830	3.43%	-6.21%
2014	0.20%	180,956	8.301038	1,502,123	3.43%	-6.40%
2014	0.25%	552,604	8.265079	4,567,316	3.43%	-6.45%
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.00%	303,579	37.073964	11,254,877	0.79%	-5.49%
2015	0.20%	70,661	36.146429	2,554,143	0.79%	-5.67%
2015	0.25%	122,700	35.918264	4,407,171	0.79%	-5.72%
2014	0.00%	327,750	39.225701	12,856,224	0.72%	9.20%
2014	0.20%	75,593	38.320927	2,896,794	0.72%	8.98%
2014	0.25%	111,832	38.098085	4,260,585	0.72%	8.93%
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	0.00%	5,741	11.300123	64,874	0.00%	1.93%
2015	0.25%	45,670	11.252645	513,908	0.00%	1.68%
2014	0.00%	12,862	11.086033	142,589	0.00%	10.86%	4/25/2014
2014	0.10%	36,389	11.078445	403,134	0.00%	10.78%	4/25/2014
2014	0.20%	57,894	11.070868	640,937	0.00%	10.71%	4/25/2014
2014	0.25%	37,927	11.067076	419,741	0.00%	10.67%	4/25/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2015	0.00%	572,863	$26.625029	$15,252,494	2.08%	-5.62%
2015	0.20%	48,719	19.550719	952,491	2.08%	-5.81%
2015	0.25%	102,747	19.403773	1,993,679	2.08%	-5.86%
2014	0.00%	620,823	28.210605	17,513,792	2.04%	12.50%
2014	0.10%	73,599	21.379946	1,573,543	2.04%	12.39%
2014	0.20%	95,825	20.756489	1,988,991	2.04%	12.28%
2014	0.25%	109,387	20.610781	2,254,552	2.04%	12.22%
2013	0.00%	666,647	25.075388	16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.00%	611,924	15.568846	9,526,951	2.05%	-2.47%
2014	0.00%	783,544	15.962763	12,507,527	1.30%	3.30%
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
VP International Fund - Class I (ACVI)
2015	0.00%	478	22.702277	10,852	0.36%	0.76%
2015	0.20%	44,742	14.292785	639,488	0.36%	0.56%
2015	0.25%	58,228	14.185480	825,992	0.36%	0.51%
2014	0.00%	478	22.531408	10,770	1.93%	-5.51%
2014	0.10%	42,373	18.221565	772,102	1.93%	-5.60%
2014	0.20%	20,376	14.213622	289,617	1.93%	-5.70%
2014	0.25%	55,781	14.113952	787,290	1.93%	-5.74%
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.00%	386,254	$26.907721	$10,393,215	1.64%	-1.43%
2015	0.20%	5,858	26.339923	154,299	1.64%	-1.63%
2015	0.25%	108,489	26.199756	2,842,385	1.64%	-1.68%
2014	0.00%	374,202	27.298795	10,215,264	1.17%	16.42%
2014	0.20%	21,248	26.776248	568,942	1.17%	16.19%
2014	0.25%	97,396	26.647083	2,595,319	1.17%	16.13%
2013	0.00%	340,654	23.448028	7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2015	0.25%	34,702	21.642988	751,055	0.43%	6.01%
2014	0.10%	48,289	20.808430	1,004,818	0.36%	9.88%
2014	0.25%	29,093	20.416753	593,985	0.36%	9.72%
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
VP Value Fund - Class I (ACVV)
2015	0.00%	75,445	34.801643	2,625,610	2.11%	-3.88%
2015	0.20%	124,061	29.072893	3,606,812	2.11%	-4.08%
2015	0.25%	523,659	28.854416	15,109,875	2.11%	-4.12%
2014	0.00%	98,380	36.207932	3,562,136	1.56%	13.08%
2014	0.10%	106,841	35.306045	3,772,133	1.56%	12.97%
2014	0.20%	83,440	30.308269	2,528,922	1.56%	12.85%
2014	0.25%	524,830	30.095564	15,795,055	1.56%	12.80%
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2015	0.00%	237	$32.750654	$7,762	0.62%	-2.29%
2015	0.20%	8,641	31.889342	275,556	0.62%	-2.48%
2015	0.25%	70,570	31.677606	2,235,489	0.62%	-2.53%
2014	0.00%	469	33.517249	15,720	0.81%	12.09%
2014	0.10%	39,782	33.106688	1,317,050	0.81%	11.98%
2014	0.20%	10,198	32.701125	333,486	0.81%	11.87%
2014	0.25%	54,442	32.500253	1,769,379	0.81%	11.81%
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.00%	572,911	28.711482	16,449,124	0.73%	-2.33%
2015	0.20%	990,223	27.937255	27,664,112	0.73%	-2.52%
2015	0.25%	1,450,575	27.746996	40,249,099	0.73%	-2.57%
2014	0.00%	624,778	29.396200	18,366,099	0.55%	5.12%
2014	0.10%	97,766	29.026163	2,837,772	0.55%	5.02%
2014	0.20%	934,202	28.660785	26,774,963	0.55%	4.91%
2014	0.25%	1,614,486	28.479841	45,980,305	0.55%	4.86%
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.00%	601,353	$27.629204	$16,614,905	1.68%	-2.47%
2015	0.20%	58,944	18.591674	1,095,868	1.68%	-2.66%
2015	0.25%	139,841	18.451982	2,580,344	1.68%	-2.71%
2014	0.00%	670,354	28.328449	18,990,089	1.81%	8.09%
2014	0.10%	67,043	20.625601	1,382,802	1.81%	7.98%
2014	0.20%	56,673	19.100354	1,082,474	1.81%	7.88%
2014	0.25%	341,797	18.966325	6,482,633	1.81%	7.82%
2013	0.00%	739,540	26.207830	19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.00%	42,927	22.165178	951,485	0.00%	-2.28%
2014	0.00%	47,065	22.681585	1,067,509	0.00%	1.59%
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
International Value Portfolio - Initial Shares (DVIV)
2015	0.00%	1,866	18.860460	35,194	2.30%	-2.72%
2015	0.20%	72,577	18.364388	1,332,832	2.30%	-2.91%
2015	0.25%	141,742	18.242377	2,585,711	2.30%	-2.96%
2014	0.00%	24,181	19.387863	468,818	2.00%	-9.32%
2014	0.10%	39,503	19.150323	756,495	2.00%	-9.41%
2014	0.20%	78,171	18.915741	1,478,662	2.00%	-9.50%
2014	0.25%	149,348	18.799462	2,807,662	2.00%	-9.55%
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2015	0.00%	1,860	$14.708117	$27,357	0.00%	-2.21%
2015	0.20%	3,478	14.467045	50,316	0.00%	-2.41%
2015	0.25%	9,092	14.407401	130,992	0.00%	-2.46%
2014	0.00%	3,857	15.040880	58,013	0.72%	5.09%
2014	0.20%	27,163	14.823987	402,664	0.72%	4.88%
2014	0.25%	17,121	14.770258	252,882	0.72%	4.83%
2013	0.00%	79,541	14.311958	1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2015	0.20%	2,701	13.410293	36,221	1.10%	-7.35%
2015	0.25%	7,895	13.379022	105,627	1.10%	-7.40%
2014	0.20%	2,816	14.474185	40,759	1.40%	10.14%
2014	0.25%	7,950	14.447661	114,859	1.40%	10.08%
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2015	0.00%	40,403	17.216840	695,612	1.64%	-6.29%
2014	0.00%	43,124	18.372369	792,290	1.71%	-0.97%
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2015	0.00%	700,419	$22.067178	$15,456,271	3.73%	-0.24%
2015	0.20%	45,011	21.343972	960,714	3.73%	-0.44%
2015	0.25%	419,229	21.166898	8,873,777	3.73%	-0.49%
2014	0.00%	760,940	22.121022	16,832,770	3.86%	3.79%
2014	0.10%	49,705	21.777285	1,082,440	3.86%	3.69%
2014	0.20%	44,039	21.438891	944,147	3.86%	3.59%
2014	0.25%	429,116	21.271652	9,128,006	3.86%	3.53%
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015	0.00%	34,362	41.249782	1,417,425	0.73%	0.56%
2015	0.20%	131,919	27.491713	3,626,679	0.73%	0.36%
2015	0.25%	1,063,284	27.285217	29,011,935	0.73%	0.31%
2014	0.00%	35,690	41.020883	1,464,035	0.79%	11.82%
2014	0.10%	244,457	29.336804	7,171,587	0.79%	11.70%
2014	0.20%	614,902	27.393898	16,844,563	0.79%	11.59%
2014	0.25%	1,281,324	27.201727	34,854,226	0.79%	11.54%
2013	0.00%	44,502	36.685914	1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.00%	390,067	15.682940	6,117,397	0.97%	-20.75%
2014	0.00%	405,538	19.788975	8,025,181	0.71%	-12.76%
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.00%	1,694,225	$25.536552	$43,264,665	3.02%	-4.09%
2015	0.20%	193,265	20.125585	3,889,571	3.02%	-4.28%
2015	0.25%	457,957	19.974413	9,147,422	3.02%	-4.33%
2014	0.00%	1,768,632	26.625089	47,089,984	2.59%	8.65%
2014	0.10%	84,793	22.992020	1,949,562	2.59%	8.54%
2014	0.20%	172,847	21.025481	3,634,191	2.59%	8.43%
2014	0.25%	501,188	20.877991	10,463,799	2.59%	8.38%
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.00%	102,633	17.755390	1,822,289	1.62%	-0.31%
2015	0.20%	20,182	17.380741	350,778	1.62%	-0.51%
2015	0.25%	2,789	17.288321	48,217	1.62%	-0.56%
2014	0.00%	120,351	17.810892	2,143,559	1.52%	4.35%
2014	0.20%	18,385	17.469979	321,186	1.52%	4.14%
2014	0.25%	2,595	17.385775	45,116	1.52%	4.09%
2013	0.00%	127,302	17.068509	2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.00%	421,909	18.391642	7,759,599	1.92%	-0.37%
2015	0.20%	306,295	18.003517	5,514,387	1.92%	-0.57%
2015	0.25%	787,972	17.907742	14,110,799	1.92%	-0.62%
2014	0.00%	400,798	18.459232	7,398,423	1.76%	4.66%
2014	0.20%	273,844	18.105869	4,958,184	1.76%	4.46%
2014	0.25%	559,360	18.018560	10,078,862	1.76%	4.40%
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.00%	304,381	$19.200517	$5,844,273	1.80%	-0.34%
2015	0.20%	147,272	18.795212	2,768,008	1.80%	-0.53%
2015	0.25%	219,036	18.695220	4,094,926	1.80%	-0.58%
2014	0.00%	264,765	19.265178	5,100,745	1.60%	4.86%
2014	0.20%	114,348	18.896274	2,160,751	1.60%	4.65%
2014	0.25%	144,696	18.805145	2,721,029	1.60%	4.60%
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2015	0.20%	91,955	11.761092	1,081,491	1.73%	-0.62%
2015	0.25%	12,670	11.731270	148,635	1.73%	-0.67%
2014	0.20%	77,001	11.834695	911,283	1.27%	3.49%
2014	0.25%	10,840	11.810581	128,027	1.27%	3.43%
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2015	0.00%	5,557	22.630954	125,760	0.01%	5.48%
2015	0.25%	15,236	20.447477	311,538	0.01%	5.22%
2014	0.00%	5,557	21.454903	119,225	0.14%	12.10%
2014	0.10%	134,645	17.188872	2,314,396	0.14%	11.99%
2014	0.25%	36,206	19.433423	703,607	0.14%	11.82%
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class (FGS)
2015	0.00%	1,981,040	$29.910918	$59,254,725	0.16%	7.05%
2015	0.20%	618,806	17.094091	10,577,926	0.16%	6.84%
2015	0.25%	1,160,473	16.965550	19,688,063	0.16%	6.79%
2014	0.00%	2,037,432	27.940410	56,926,685	0.10%	11.19%
2014	0.10%	166,327	18.053863	3,002,845	0.10%	11.08%
2014	0.20%	570,491	15.999907	9,127,803	0.10%	10.97%
2014	0.25%	1,256,208	15.887528	19,958,040	0.10%	10.91%
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.00%	398,012	17.783999	7,078,245	6.06%	-3.76%
2015	0.20%	109,529	22.046567	2,414,738	6.06%	-3.95%
2015	0.25%	148,513	21.880871	3,249,594	6.06%	-4.00%
2014	0.00%	249,244	18.477945	4,605,517	5.59%	1.07%
2014	0.10%	102,569	18.123527	1,858,912	5.59%	0.97%
2014	0.20%	111,476	22.952707	2,558,676	5.59%	0.87%
2014	0.25%	153,941	22.791590	3,508,560	5.59%	0.82%
2013	0.00%	277,170	18.281495	5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
VIP Index 500 Portfolio - Initial Class (FIP)
2015	0.20%	2,497,396	16.487898	41,176,811	2.06%	1.13%
2015	0.25%	344,598	16.422121	5,659,030	2.06%	1.08%
2014	0.20%	1,871,207	16.303370	30,506,980	1.59%	13.34%
2014	0.25%	263,815	16.246449	4,286,057	1.59%	13.29%
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.00%	608,892	$16.632779	$10,127,566	2.56%	-0.71%
2015	0.10%	4,244,856	16.423463	69,715,235	2.56%	-0.80%
2015	0.20%	1,614,414	16.216720	26,180,500	2.56%	-0.90%
2015	0.25%	3,999,400	16.114367	64,447,799	2.56%	-0.95%
2014	0.00%	671,792	16.750978	11,253,173	4.79%	5.75%
2014	0.10%	4,337,743	16.556719	71,818,792	4.79%	5.65%
2014	0.20%	972,633	16.364659	15,916,807	4.79%	5.54%
2014	0.25%	3,255,181	16.269506	52,960,187	4.79%	5.49%
2013	0.00%	699,476	15.839600	11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.00%	626,605	42.935421	26,903,549	0.36%	-1.50%
2015	0.20%	86,910	41.861396	3,638,174	0.36%	-1.70%
2015	0.25%	264,477	41.597113	11,001,480	0.36%	-1.75%
2014	0.00%	730,974	43.589036	31,862,452	0.16%	6.20%
2014	0.10%	53,133	43.083440	2,289,152	0.16%	6.09%
2014	0.20%	93,579	42.583780	3,984,948	0.16%	5.98%
2014	0.25%	286,504	42.336098	12,129,461	0.16%	5.93%
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2015	0.00%	720,334	$21.563264	$15,532,752	1.45%	3.49%
2015	0.20%	18,934	16.167493	306,115	1.45%	3.28%
2015	0.25%	142,822	16.045948	2,291,714	1.45%	3.23%
2014	0.00%	245,528	20.835912	5,115,800	1.18%	-8.16%
2014	0.10%	64,349	17.621551	1,133,929	1.18%	-8.25%
2014	0.20%	21,075	15.653432	329,896	1.18%	-8.34%
2014	0.25%	196,072	15.543521	3,047,649	1.18%	-8.39%
2013	0.00%	276,825	22.687278	6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.00%	133,388	25.818706	3,443,906	0.74%	-3.05%
2015	0.25%	544	24.951220	13,573	0.74%	-3.30%
2014	0.00%	149,991	26.632186	3,994,588	0.96%	6.69%
2014	0.10%	60,267	26.296890	1,584,835	0.96%	6.59%
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2015	0.20%	11,939	12.608366	150,531	2.28%	-0.55%
2015	0.25%	1,645	12.576385	20,688	2.28%	-0.59%
2014	0.20%	6,338	12.677492	80,350	2.81%	3.98%
2014	0.25%	892	12.651661	11,285	2.81%	3.92%
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2015	0.00%	31,518	$13.968154	$440,248	1.88%	-0.44%
2015	0.20%	273,756	13.755650	3,765,692	1.88%	-0.63%
2015	0.25%	479,902	13.703016	6,576,105	1.88%	-0.68%
2014	0.00%	35,710	14.029245	500,984	1.73%	4.63%
2014	0.20%	186,893	13.843476	2,587,249	1.73%	4.42%
2014	0.25%	437,977	13.797401	6,042,944	1.73%	4.37%
2013	0.00%	29,469	13.408840	395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2015	0.00%	23,326	14.357972	334,914	1.84%	-0.36%
2015	0.20%	342,270	14.139535	4,839,539	1.84%	-0.56%
2015	0.25%	609,046	14.085417	8,578,667	1.84%	-0.61%
2014	0.00%	47,263	14.409981	681,059	1.78%	4.98%
2014	0.20%	211,266	14.219157	3,004,024	1.78%	4.77%
2014	0.25%	511,302	14.171815	7,246,077	1.78%	4.72%
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2015	0.00%	15,317	15.839391	242,612	1.63%	-0.35%
2015	0.20%	140,384	15.661012	2,198,556	1.63%	-0.55%
2015	0.25%	273,773	15.616724	4,275,437	1.63%	-0.60%
2014	0.00%	20,066	15.895413	318,957	1.51%	4.83%
2014	0.20%	113,996	15.747863	1,795,193	1.51%	4.62%
2014	0.25%	224,848	15.711192	3,532,630	1.51%	4.57%
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.00%	377,928	$15.982130	$6,040,094	4.68%	-7.05%
2014	0.00%	390,265	17.195058	6,710,629	4.91%	4.62%
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.00%	570,589	27.611133	15,754,609	1.64%	-3.42%
2014	0.00%	599,977	28.587626	17,151,918	1.53%	9.01%
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.00%	255,164	33.932255	8,658,290	0.91%	-7.18%
2014	0.00%	292,511	36.558447	10,693,748	0.83%	0.88%
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.00%	15,334	20.825870	319,344	0.65%	-7.39%
2015	0.20%	63,502	20.386264	1,294,569	0.65%	-7.57%
2015	0.25%	357,185	20.277748	7,242,907	0.65%	-7.62%
2014	0.00%	41,699	22.486870	937,680	0.63%	0.57%
2014	0.10%	57,843	22.270557	1,288,196	0.63%	0.47%
2014	0.20%	50,845	22.056295	1,121,452	0.63%	0.37%
2014	0.25%	362,396	21.949861	7,954,542	0.63%	0.32%
2013	0.00%	51,881	22.359064	1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.00%	109,816	14.170654	1,556,165	3.80%	-3.65%
2015	0.20%	2,063	13.945925	28,770	3.80%	-3.84%
2015	0.25%	35,464	13.890298	492,606	3.80%	-3.89%
2014	0.00%	526	14.707440	7,736	2.43%	5.71%
2014	0.20%	258	14.503192	3,742	2.43%	5.50%
2014	0.25%	31,338	14.452565	452,914	2.43%	5.44%
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.00%	285,175	7.580957	2,161,899	2.16%	-19.60%
2014	0.00%	338,402	9.429267	3,190,883	1.50%	-5.71%	4/30/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.00%	42,432	$23.944197	$1,016,000	3.58%	-6.31%
2014	0.00%	48,081	25.556124	1,228,764	2.07%	-10.89%
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.00%	232,916	21.962379	5,115,389	3.22%	-6.49%
2015	0.10%	147,716	21.671638	3,201,248	3.22%	-6.59%
2015	0.20%	242,279	21.384741	5,181,074	3.22%	-6.68%
2015	0.25%	523,517	21.242689	11,120,909	3.22%	-6.73%
2014	0.00%	283,449	23.487098	6,657,394	1.97%	-11.13%
2014	0.10%	53,353	23.199378	1,237,756	1.97%	-11.22%
2014	0.20%	149,945	22.915181	3,436,017	1.97%	-11.31%
2014	0.25%	600,484	22.774362	13,675,640	1.97%	-11.35%
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.00%	601,113	16.604255	9,981,034	7.60%	-4.30%
2015	0.25%	61,886	16.264906	1,006,570	7.60%	-4.54%
2014	0.00%	661,714	17.351083	11,481,455	3.71%	1.83%
2014	0.20%	17,502	17.100997	299,302	3.71%	1.63%
2014	0.25%	95,393	17.039030	1,625,404	3.71%	1.58%
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.00%	51,295	$12.958538	$664,708	2.92%	-6.21%
2014	0.00%	53,635	13.816935	741,071	2.78%	2.85%
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
Mid Cap Value - Institutional Shares (GVMCE)
2015	0.20%	247,162	33.511027	8,282,652	0.34%	-9.42%
2015	0.25%	918,824	33.288493	30,586,266	0.34%	-9.47%
2014	0.10%	106,860	37.456078	4,002,556	1.01%	13.46%
2014	0.20%	420,133	36.997381	15,543,821	1.01%	13.34%
2014	0.25%	1,195,314	36.770095	43,951,809	1.01%	13.29%
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2015	0.00%	745	13.063040	9,732	0.39%	-2.13%
2015	0.20%	7	12.993525	91	0.39%	-2.32%
2015	0.25%	3,817	12.976212	49,530	0.39%	-2.37%
2014	0.00%	614	13.346764	8,195	0.96%	6.93%
2014	0.25%	2,372	13.291252	31,527	0.96%	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2015	0.00%	2,219	14.658925	32,528	0.00%	-5.20%
2015	0.20%	12,051	14.522766	175,014	0.00%	-5.39%
2015	0.25%	83,866	14.488917	1,215,128	0.00%	-5.44%
2014	0.00%	2,197	15.463755	33,974	0.00%	11.10%
2014	0.20%	3,394	15.350803	52,101	0.00%	10.88%
2014	0.25%	76,911	15.322700	1,178,484	0.00%	10.82%
2013	0.00%	488	13.918867	6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2015	0.00%	42,893	$18.588347	$797,310	0.00%	-4.37%
2015	0.20%	122,009	18.283667	2,230,772	0.00%	-4.57%
2015	0.25%	450,063	18.208236	8,194,853	0.00%	-4.61%
2014	0.00%	20,708	19.438772	402,538	0.00%	4.08%
2014	0.20%	62,670	19.158457	1,200,661	0.00%	3.87%
2014	0.25%	389,558	19.088957	7,436,256	0.00%	3.82%
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
Baron Growth Opportunities Fund Service Class (BNCAI)
2015	0.00%	728	35.840805	26,092	0.00%	-4.77%
2015	0.20%	77,534	34.898391	2,705,812	0.00%	-4.96%
2015	0.25%	141,247	34.666599	4,896,553	0.00%	-5.01%
2014	0.00%	757	37.636200	28,491	0.19%	4.85%
2014	0.10%	50,907	37.175266	1,892,481	0.19%	4.75%
2014	0.20%	73,864	36.719968	2,712,284	0.19%	4.65%
2014	0.25%	155,856	36.494324	5,687,859	0.19%	4.59%
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.00%	300,528	$12.388812	$3,723,185	1.46%	0.18%
2014	0.00%	303,453	12.366084	3,752,525	1.76%	0.61%
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
Guardian Portfolio - I Class Shares (AMGP)
2015	0.00%	2	34.031156	68	0.81%	-4.97%
2015	0.25%	25,304	22.093404	559,051	0.81%	-5.21%
2014	0.00%	2	35.810110	72	0.42%	9.03%
2014	0.10%	25,458	25.550826	650,473	0.42%	8.92%
2014	0.25%	18,192	23.306515	423,992	0.42%	8.76%
2013	0.00%	2	32.844952	66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.00%	26	39.482775	1,027	0.00%	1.28%
2015	0.25%	105,535	20.470575	2,160,362	0.00%	1.02%
2014	0.00%	26	38.985620	1,014	0.00%	7.58%
2014	0.10%	21,987	28.178168	619,553	0.00%	7.47%
2014	0.25%	111,193	20.263419	2,253,150	0.00%	7.31%
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.00%	108,814	9.599822	1,044,595	0.00%	-4.00%	11/4/2015

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.00%	8,711	$21.823920	$190,108	0.77%	-11.80%
2015	0.20%	459	19.901008	9,135	0.77%	-11.98%
2015	0.25%	1,675	19.751364	33,084	0.77%	-12.02%
2014	0.00%	10,711	24.744866	265,042	0.79%	9.85%
2014	0.10%	31,934	22.851979	729,755	0.79%	9.74%
2014	0.20%	526	22.609799	11,893	0.79%	9.63%
2014	0.25%	7,433	22.451030	166,879	0.79%	9.58%
2013	0.00%	11,809	22.525541	266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2015	0.00%	2,587	16.429403	42,503	0.78%	-8.34%
2015	0.20%	3,362	16.114653	54,177	0.78%	-8.52%
2015	0.25%	301,718	16.036845	4,838,605	0.78%	-8.57%
2014	0.00%	1,798	17.923567	32,227	1.03%	13.84%
2014	0.20%	9,945	17.615410	175,185	1.03%	13.61%
2014	0.25%	295,953	17.539126	5,190,757	1.03%	13.55%
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.00%	68,268	29.142833	1,989,523	0.51%	-0.46%
2014	0.00%	85,955	29.278575	2,516,640	0.35%	10.38%
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.00%	1,764	$30.617408	$54,009	0.09%	3.54%
2015	0.20%	146,084	17.503405	2,556,967	0.09%	3.34%
2015	0.25%	553,168	17.371869	9,609,562	0.09%	3.28%
2014	0.00%	1,841	29.569631	54,438	0.46%	15.41%
2014	0.10%	96,346	21.942069	2,114,031	0.46%	15.29%
2014	0.20%	164,915	16.938249	2,793,371	0.46%	15.18%
2014	0.25%	651,421	16.819373	10,956,493	0.46%	15.12%
2013	0.00%	5,440	25.621769	139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.00%	1,474,499	23.387496	34,484,839	1.28%	3.94%
2015	0.10%	153,816	23.023933	3,541,449	1.28%	3.84%
2015	0.20%	375,799	22.665980	8,517,853	1.28%	3.74%
2015	0.25%	1,247,135	22.489148	28,047,004	1.28%	3.68%
2014	0.00%	1,535,969	22.500054	34,559,385	1.18%	2.29%
2014	0.10%	147,460	22.172449	3,269,549	1.18%	2.19%
2014	0.20%	535,177	21.849570	11,693,387	1.18%	2.09%
2014	0.25%	1,239,304	21.689951	26,880,443	1.18%	2.04%
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.00%	51,431	11.112638	571,534	1.20%	3.43%
2015	0.20%	103,952	11.053502	1,149,034	1.20%	3.23%
2015	0.25%	412,279	11.038776	4,551,056	1.20%	3.17%
2014	0.00%	13,154	10.743878	141,325	1.26%	-7.22%
2014	0.20%	42,945	10.708102	459,859	1.26%	-7.40%
2014	0.25%	234,504	10.699175	2,508,999	1.26%	-7.45%
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.00%	1,079,997	$24.170994	$26,104,601	0.93%	3.33%
2015	0.20%	100,033	20.611117	2,061,792	0.93%	3.12%
2015	0.25%	137,439	20.456165	2,811,475	0.93%	3.07%
2014	0.00%	1,135,763	23.392433	26,568,260	0.83%	10.70%
2014	0.10%	38,139	21.213986	809,080	0.83%	10.59%
2014	0.20%	101,811	19.987148	2,034,912	0.83%	10.48%
2014	0.25%	132,754	19.846809	2,634,743	0.83%	10.43%
2013	0.00%	1,232,141	21.130785	26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.00%	177,013	37.311330	6,604,590	0.86%	-5.90%
2014	0.00%	181,616	39.650231	7,201,116	0.85%	11.93%
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.00%	803,479	26.129070	20,994,159	0.00%	6.61%
2015	0.20%	124,046	14.214731	1,763,281	0.00%	6.39%
2015	0.25%	190,155	14.107917	2,682,691	0.00%	6.34%
2014	0.00%	849,184	24.509933	20,813,443	0.00%	5.78%
2014	0.10%	40,296	19.435116	783,157	0.00%	5.68%
2014	0.20%	124,383	13.360573	1,661,828	0.00%	5.57%
2014	0.25%	261,739	13.266808	3,472,441	0.00%	5.52%
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.00%	1,411,021	$13.375110	$18,872,561	5.97%	-2.26%
2014	0.00%	1,555,119	13.684412	21,280,889	4.50%	2.84%
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.00%	55,377	16.812343	931,017	3.21%	-8.99%
2015	0.20%	807,140	16.424758	13,257,079	3.21%	-9.17%
2015	0.25%	405,946	16.329325	6,628,824	3.21%	-9.21%
2014	0.00%	72,319	18.472398	1,335,905	5.30%	0.47%
2014	0.10%	67,637	18.276541	1,236,170	5.30%	0.37%
2014	0.20%	892,177	18.082702	16,132,971	5.30%	0.27%
2014	0.25%	481,742	17.986638	8,664,919	5.30%	0.22%
2013	0.00%	76,642	18.385298	1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2015	0.00%	8,994	5.520425	49,651	2.61%	-25.70%
2014	0.00%	4,998	7.430399	37,137	0.16%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015	0.00%	112,389	12.082240	1,357,911	1.51%	-7.08%
2015	0.20%	14,452	11.898194	171,953	1.51%	-7.27%
2015	0.25%	34,107	11.852551	404,255	1.51%	-7.31%
2014	0.00%	70,194	13.003154	912,743	2.13%	0.40%
2014	0.20%	10,297	12.830742	132,118	2.13%	0.20%
2014	0.25%	25,873	12.787931	330,862	2.13%	0.15%
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2015	0.00%	199	$15.065424	$2,998	2.05%	-1.40%
2015	0.20%	14,719	14.895352	219,245	2.05%	-1.60%
2015	0.25%	168,538	14.853079	2,503,308	2.05%	-1.65%
2014	0.20%	8,460	15.137243	128,061	2.26%	23.76%
2014	0.25%	159,473	15.101845	2,408,337	2.26%	23.70%
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.00%	505,841	15.388122	7,783,943	3.20%	0.31%
2015	0.20%	1,007,738	14.983000	15,098,938	3.20%	0.11%
2015	0.25%	1,846,299	14.883286	27,478,996	3.20%	0.06%
2014	0.00%	545,813	15.340739	8,373,175	1.13%	0.85%
2014	0.10%	91,354	15.152711	1,384,261	1.13%	0.75%
2014	0.20%	1,232,779	14.966804	18,450,762	1.13%	0.65%
2014	0.25%	2,445,685	14.874647	36,378,701	1.13%	0.60%
2013	0.00%	599,017	15.211610	9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.00%	264,569	$18.402490	$4,868,728	3.66%	-2.70%
2015	0.10%	84,385	18.158587	1,532,312	3.66%	-2.80%
2015	0.20%	1,106,267	17.917629	19,821,682	3.66%	-2.90%
2015	0.25%	2,394,818	17.798281	42,623,644	3.66%	-2.95%
2014	0.00%	229,487	18.914047	4,340,528	1.42%	3.09%
2014	0.10%	663,184	18.682045	12,389,633	1.42%	2.99%
2014	0.20%	1,304,101	18.452610	24,064,067	1.42%	2.89%
2014	0.25%	3,010,962	18.338895	55,217,716	1.42%	2.83%
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.00%	1,016,475	19.839262	20,166,114	4.31%	0.44%
2015	0.20%	779,467	19.316551	15,056,614	4.31%	0.23%
2015	0.25%	2,644,416	19.187876	50,740,726	4.31%	0.18%
2014	0.00%	954,265	19.753234	18,849,820	1.89%	4.27%
2014	0.10%	170,286	19.510917	3,322,436	1.89%	4.17%
2014	0.20%	2,407,163	19.271323	46,389,216	1.89%	4.06%
2014	0.25%	5,240,087	19.152556	100,361,060	1.89%	4.01%
2013	0.00%	1,229,798	18.944143	23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2015	0.00%	92,102	$5.511041	$507,578	3.57%	-15.36%
2015	0.20%	7,102	5.420668	38,498	3.57%	-15.53%
2015	0.25%	21,153	5.398275	114,190	3.57%	-15.57%
2014	0.00%	82,712	6.510861	538,526	0.61%	-12.56%
2014	0.20%	22,556	6.416942	144,741	0.61%	-12.73%
2014	0.25%	22,013	6.393641	140,743	0.61%	-12.77%
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2015	0.00%	17,694	26.222408	463,979	4.78%	-3.94%
2015	0.20%	65,945	25.532049	1,683,711	4.78%	-4.13%
2015	0.25%	70,716	25.362127	1,793,508	4.78%	-4.18%
2014	0.00%	18,863	27.296605	514,896	4.72%	0.08%
2014	0.10%	41,898	26.962029	1,129,655	4.72%	-0.02%
2014	0.20%	59,086	26.631228	1,573,533	4.72%	-0.12%
2014	0.25%	85,105	26.467236	2,252,494	4.72%	-0.17%
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.00%	41,318	$22.730794	$939,191	1.81%	-7.53%
2014	0.00%	44,044	24.581005	1,082,646	1.18%	10.73%
2013	0.00%	44,765	22.198468	993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
VT International Equity Fund: Class IB (PVTIGB)
2015	0.00%	45,227	21.491137	971,980	1.16%	0.14%
2014	0.00%	51,810	21.460987	1,111,894	0.87%	-6.78%
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
VT Small Cap Value Fund: Class IB (PVTSCB)
2015	0.00%	4,782	13.867247	66,313	0.82%	-4.24%
2015	0.20%	7,010	13.639945	95,616	0.82%	-4.43%
2015	0.25%	49,353	13.583693	670,396	0.82%	-4.48%
2014	0.00%	2,851	14.481041	41,285	0.32%	3.43%
2014	0.20%	6,191	14.272216	88,359	0.32%	3.23%
2014	0.25%	42,688	14.220451	607,043	0.32%	3.18%
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	53,180	25.358465	1,348,563	1.14%	-6.11%
2014	0.00%	59,171	27.009337	1,598,169	0.74%	9.72%
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
VI Growth and Income Fund - Series I Shares (ACGI)
2015	0.00%	850	16.634610	14,139	2.87%	-3.06%
2015	0.20%	55,211	16.447283	908,071	2.87%	-3.26%
2015	0.25%	232,186	16.400762	3,808,027	2.87%	-3.30%
2014	0.00%	727	17.160094	12,475	1.85%	10.28%
2014	0.20%	58,679	17.000821	997,591	1.85%	10.06%
2014	0.25%	252,618	16.961219	4,284,709	1.85%	10.00%
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.00%	85,010	$15.558361	$1,322,616	0.00%	5.01%
2014	0.00%	74,837	14.816518	1,108,824	0.04%	8.44%
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2015	0.25%	496	19.207244	9,527	2.85%	-10.63%
2014	0.10%	19,122	21.892482	418,628	1.44%	6.51%
2014	0.25%	5,847	21.491385	125,660	1.44%	6.35%
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
VI High Yield Fund - Series I Shares (AVHY1)
2015	0.00%	13,525	13.248653	179,188	5.24%	-3.17%
2015	0.20%	795,162	13.099508	10,416,231	5.24%	-3.36%
2015	0.25%	245,416	13.062456	3,205,736	5.24%	-3.41%
2014	0.00%	25,380	13.681814	347,244	4.12%	1.73%
2014	0.20%	804,677	13.554885	10,907,304	4.12%	1.52%
2014	0.25%	313,696	13.523295	4,242,204	4.12%	1.47%
2013	0.00%	27,374	13.449619	368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI International Growth Fund - Series I Shares (AVIE)
2015	0.00%	61,193	$23.681390	$1,449,135	1.31%	-2.34%
2015	0.10%	183,404	23.406805	4,292,902	1.31%	-2.44%
2015	0.20%	626,961	23.135485	14,505,047	1.31%	-2.54%
2015	0.25%	1,166,673	23.000962	26,834,601	1.31%	-2.59%
2014	0.00%	66,676	24.249478	1,616,858	1.60%	0.33%
2014	0.10%	82,501	23.992303	1,979,389	1.60%	0.23%
2014	0.20%	955,052	23.737932	22,670,959	1.60%	0.13%
2014	0.25%	1,371,702	23.611714	32,388,235	1.60%	0.08%
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.00%	6,297	19.364339	121,937	0.34%	-4.03%
2015	0.20%	1,144	18.957764	21,688	0.34%	-4.22%
2015	0.25%	13,713	18.894701	259,103	0.34%	-4.27%
2014	0.00%	6,784	20.177063	136,881	0.04%	4.43%
2014	0.20%	952	19.792988	18,843	0.04%	4.23%
2014	0.25%	14,528	19.737015	286,739	0.04%	4.17%
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2015	0.20%	53	10.029329	532	0.00%	-5.71%
2015	0.25%	19,944	10.020962	199,858	0.00%	-5.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.00%	29,450	$27.170163	$800,161	0.00%	-12.46%
2015	0.20%	58,331	26.455522	1,543,177	0.00%	-12.63%
2015	0.25%	174,054	26.279830	4,574,110	0.00%	-12.68%
2014	0.00%	35,744	31.036487	1,109,368	0.00%	-3.58%
2014	0.10%	47,661	30.656252	1,461,108	0.00%	-3.67%
2014	0.20%	62,640	30.280703	1,896,783	0.00%	-3.77%
2014	0.25%	226,349	30.094665	6,811,897	0.00%	-3.82%
2013	0.00%	38,195	32.188216	1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.00%	32,120	10.654733	342,230	0.72%	1.85%
2014	0.00%	75,501	10.461335	789,841	0.00%	4.66%
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Equity Income Portfolio - II (TREI2)
2015	0.00%	68,286	25.143121	1,716,923	1.54%	-7.11%
2015	0.20%	795,403	24.481885	19,472,965	1.54%	-7.29%
2015	0.25%	1,243,538	24.319360	30,242,048	1.54%	-7.34%
2014	0.00%	90,419	27.066173	2,447,296	1.51%	7.10%
2014	0.10%	87,057	26.734651	2,327,439	1.51%	7.00%
2014	0.20%	805,198	26.407148	21,262,983	1.51%	6.89%
2014	0.25%	1,825,196	26.244959	47,902,194	1.51%	6.84%
2013	0.00%	91,799	25.271092	2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2015	0.00%	497,159	$34.658956	$17,231,012	0.00%	12.47%
2015	0.20%	441,603	34.109409	15,062,817	0.00%	12.25%
2015	0.25%	60,934	33.973395	2,070,135	0.00%	12.19%
2014	0.00%	459,906	30.816119	14,172,518	0.00%	31.22%
2014	0.20%	489,466	30.388207	14,873,994	0.00%	30.96%
2014	0.25%	69,008	30.282174	2,089,712	0.00%	30.90%
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
Limited-Term Bond Portfolio (TRLT1)
2015	0.00%	32,416	10.485003	339,882	1.15%	0.30%
2015	0.20%	149,673	10.378811	1,553,428	1.15%	0.10%
2015	0.25%	2,136,850	10.352368	22,121,458	1.15%	0.05%
2014	0.00%	42,914	10.453199	448,589	1.25%	0.64%
2014	0.20%	102,490	10.368069	1,062,623	1.25%	0.44%
2014	0.25%	1,509,078	10.346826	15,614,167	1.25%	0.39%
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2015	0.20%	18,288	$47.433862	$867,470	0.00%	6.06%
2015	0.25%	423,845	47.118947	19,971,130	0.00%	6.01%
2014	0.10%	100,601	45.278398	4,555,052	0.00%	12.71%
2014	0.20%	152,909	44.723754	6,838,665	0.00%	12.60%
2014	0.25%	517,115	44.449051	22,985,271	0.00%	12.54%
2013	0.10%	60,960	40.172418	2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
New America Growth Portfolio (TRNAG1)
2015	0.00%	163,959	28.024093	4,594,802	0.00%	8.60%
2015	0.20%	456,200	27.378063	12,489,872	0.00%	8.38%
2015	0.25%	908,828	27.218881	24,737,281	0.00%	8.33%
2014	0.00%	233,907	25.804892	6,035,945	0.00%	9.33%
2014	0.10%	94,932	25.531238	2,423,731	0.00%	9.22%
2014	0.20%	414,559	25.260493	10,471,965	0.00%	9.12%
2014	0.25%	962,458	25.126185	24,182,898	0.00%	9.06%
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
Personal Strategy Balanced Portfolio (TRPSB1)
2015	0.00%	2,097	16.335242	34,255	1.73%	-0.05%
2015	0.20%	21,243	16.040261	340,743	1.73%	-0.25%
2015	0.25%	208,521	15.967340	3,329,526	1.73%	-0.30%
2014	0.00%	37,513	16.343094	613,078	1.68%	5.20%
2014	0.20%	28,527	16.080089	458,717	1.68%	4.99%
2014	0.25%	189,914	16.015007	3,041,474	1.68%	4.94%
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2015	0.00%	490,998	$17.370164	$8,528,716	0.00%	11.05%
2015	0.20%	335,540	17.260650	5,791,639	0.00%	10.83%
2015	0.25%	1,599,007	17.233387	27,556,306	0.00%	10.77%
2014	0.00%	386,335	15.641455	6,042,842	0.00%	9.17%
2014	0.20%	222,445	15.573952	3,464,348	0.00%	8.95%
2014	0.25%	1,167,901	15.557128	18,169,185	0.00%	8.89%
2013	0.00%	3,054	14.327937	43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.00%	167,094	31.678009	5,293,205	0.58%	-13.99%
2015	0.20%	48,410	39.086476	1,892,176	0.58%	-14.16%
2015	0.25%	23,347	38.792637	905,692	0.58%	-14.21%
2014	0.00%	183,449	36.831198	6,756,646	0.51%	-0.41%
2014	0.10%	73,835	49.606579	3,662,702	0.51%	-0.51%
2014	0.20%	49,271	45.535927	2,243,601	0.51%	-0.61%
2014	0.25%	29,770	45.216234	1,346,087	0.51%	-0.66%
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.00%	247,299	$22.538855	$5,573,836	0.03%	-33.45%
2015	0.10%	42,287	31.136811	1,316,682	0.03%	-33.51%
2015	0.20%	352,123	26.313569	9,265,613	0.03%	-33.58%
2015	0.25%	250,127	26.115762	6,532,257	0.03%	-33.61%
2014	0.00%	228,126	33.865332	7,725,563	0.10%	-19.10%
2014	0.10%	46,249	46.830973	2,165,886	0.10%	-19.18%
2014	0.20%	295,856	39.616337	11,720,731	0.10%	-19.26%
2014	0.25%	239,662	39.338254	9,427,885	0.10%	-19.30%
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
Variable Insurance Fund - Balanced Portfolio (VVB)
2015	0.20%	430,440	16.064907	6,914,979	2.42%	-0.11%
2015	0.25%	59,393	16.000800	950,336	2.42%	-0.16%
2014	0.20%	388,098	16.082364	6,241,533	2.09%	9.62%
2014	0.25%	54,717	16.026202	876,906	2.09%	9.57%
2013	0.20%	366,739	14.670654	5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
Insurance Fund - Capital Growth Portfolio (VVCG)
2015	0.20%	893,784	9.927016	8,872,608	0.00%	-0.73%	5/1/2015
2015	0.25%	122,876	9.923690	1,219,383	0.00%	-0.76%	5/1/2015
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2015	0.20%	828,627	14.854511	12,308,849	2.55%	-2.65%
2015	0.25%	114,336	14.795230	1,691,627	2.55%	-2.70%
2014	0.20%	942,404	15.258791	14,379,946	2.20%	9.61%
2014	0.25%	132,866	15.205509	2,020,295	2.20%	9.56%
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - International Portfolio (VVI)
2015	0.20%	762,470	$10.758675	$8,203,167	0.88%	-0.97%
2015	0.25%	105,208	10.715763	1,127,384	0.88%	-1.02%
2014	0.20%	346,821	10.863639	3,767,738	1.47%	-6.24%
2014	0.25%	48,897	10.825716	529,345	1.47%	-6.29%
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2015	0.20%	1,354,014	17.526964	23,731,755	0.79%	-1.63%
2015	0.25%	186,831	17.457049	3,261,518	0.79%	-1.68%
2014	0.20%	809,589	17.817703	14,425,016	0.93%	13.37%
2014	0.25%	114,141	17.755513	2,026,632	0.93%	13.31%
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2015	0.20%	419,673	17.796476	7,468,700	1.86%	2.02%
2015	0.25%	57,823	17.751371	1,026,438	1.86%	1.97%
2014	0.20%	486,210	17.444189	8,481,539	2.98%	29.85%
2014	0.25%	68,449	17.408681	1,191,607	2.98%	29.78%
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2015	0.20%	386,120	12.553205	4,847,044	1.68%	0.92%
2015	0.25%	53,278	12.503127	666,142	1.68%	0.87%
2014	0.20%	356,524	12.438437	4,434,601	1.51%	1.55%
2014	0.25%	50,265	12.395005	623,035	1.51%	1.50%
2013	0.20%	336,921	12.248086	4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2015	0.20%	211,708	$16.698441	$3,535,194	0.37%	-2.95%
2015	0.25%	29,148	16.668550	485,855	0.37%	-2.99%
2014	0.20%	211,544	17.205378	3,639,694	0.29%	3.17%
2014	0.25%	29,759	17.183180	511,354	0.29%	3.12%
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2015	0.20%	1,575,329	11.460324	18,053,781	1.88%	0.13%
2015	0.25%	217,052	11.431243	2,481,174	1.88%	0.08%
2014	0.20%	1,223,324	11.445074	14,001,034	2.04%	5.68%
2014	0.25%	172,221	11.421739	1,967,063	2.04%	5.63%
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	696,691	13.723425	9,560,987	0.33%	-8.35%
2015	0.20%	254,105	13.498568	3,430,054	0.33%	-8.53%
2015	0.25%	101,780	13.442902	1,368,219	0.33%	-8.57%
2014	0.00%	805,694	14.973058	12,063,703	0.49%	-5.26%
2014	0.20%	57,687	14.757217	851,300	0.49%	-5.45%
2014	0.25%	133,381	14.703724	1,961,197	0.49%	-5.50%
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	31,616	$26.615552	$841,477	0.07%	7.17%
2015	0.10%	601,933	26.333181	15,850,811	0.07%	7.06%
2015	0.20%	18,366	26.053827	478,505	0.07%	6.95%
2015	0.25%	74,909	25.915284	1,941,288	0.07%	6.90%
2014	0.00%	41,497	24.835180	1,030,585	0.46%	11.81%
2014	0.10%	27,020	24.596290	664,592	0.46%	11.70%
2014	0.20%	6,840	24.359713	166,620	0.46%	11.59%
2014	0.25%	64,211	24.242285	1,556,621	0.46%	11.53%
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.00%	165,761	11.485833	1,903,903	6.24%	-6.50%
2015	0.10%	1,789,017	11.443795	20,473,144	6.24%	-6.60%
2015	0.20%	225,948	11.401930	2,576,243	6.24%	-6.69%
2015	0.25%	988,113	11.381052	11,245,765	6.24%	-6.74%
2014	0.00%	291,172	12.284930	3,577,028	5.21%	1.90%
2014	0.10%	1,805,061	12.252220	22,116,004	5.21%	1.80%
2014	0.20%	275,142	12.219612	3,362,128	5.21%	1.70%
2014	0.25%	1,210,071	12.203324	14,766,888	5.21%	1.65%
2013	0.00%	208,250	12.055335	2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.00%	53,104	13.412512	712,258	0.00%	-5.78%
2015	0.20%	74,709	13.314540	994,716	0.00%	-5.97%
2015	0.25%	369,393	13.290171	4,909,296	0.00%	-6.01%
2014	0.00%	47,467	14.235241	675,704	0.00%	7.87%
2014	0.20%	25,489	14.159561	360,913	0.00%	7.65%
2014	0.25%	270,542	14.140712	3,825,657	0.00%	7.60%
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.00%	170,447	$21.768855	$3,710,436	1.17%	4.78%
2015	0.20%	24,661	21.309370	525,510	1.17%	4.57%
2015	0.25%	128,367	21.195988	2,720,865	1.17%	4.52%
2014	0.00%	250,067	20.775146	5,195,178	0.90%	30.17%
2014	0.10%	51,354	20.575277	1,056,623	0.90%	30.04%
2014	0.20%	19,205	20.377337	391,347	0.90%	29.91%
2014	0.25%	66,974	20.279051	1,358,169	0.90%	29.84%
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.00%	263,029	20.580822	5,413,353	0.00%	-2.88%
2015	0.20%	285,588	20.243549	5,781,315	0.00%	-3.07%
2015	0.25%	191,937	20.160144	3,869,478	0.00%	-3.12%
2014	0.00%	293,061	21.190944	6,210,239	0.00%	2.91%
2014	0.20%	304,854	20.885416	6,367,003	0.00%	2.71%
2014	0.25%	213,742	20.809776	4,447,923	0.00%	2.65%
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2015	0.00%	445,075	$17.503637	$7,790,431	0.00%	-1.46%
2015	0.20%	258,017	17.216848	4,442,239	0.00%	-1.66%
2015	0.25%	235,127	17.145811	4,031,443	0.00%	-1.71%
2014	0.00%	380,793	17.763449	6,764,197	0.00%	0.36%
2014	0.20%	249,813	17.507387	4,373,573	0.00%	0.15%
2014	0.25%	236,671	17.443877	4,128,460	0.00%	0.10%
2013	0.00%	359,392	17.700580	6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.00%	4	24.330419	97	0.13%	-3.08%
2015	0.20%	62,320	23.579706	1,469,487	0.13%	-3.28%
2015	0.25%	171,716	23.395629	4,017,404	0.13%	-3.33%
2014	0.00%	4	25.104647	100	0.06%	10.42%
2014	0.10%	47,231	24.739029	1,168,449	0.06%	10.31%
2014	0.20%	57,554	24.378781	1,403,096	0.06%	10.20%
2014	0.25%	274,905	24.200566	6,652,857	0.06%	10.15%
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.00%	148,125	$16.070348	$2,380,420	0.00%	-2.88%
2015	0.20%	91,940	15.806961	1,453,292	0.00%	-3.08%
2015	0.25%	150,400	15.741777	2,367,563	0.00%	-3.12%
2014	0.00%	133,868	16.547252	2,215,148	0.00%	-1.88%
2014	0.20%	72,398	16.308648	1,180,713	0.00%	-2.07%
2014	0.25%	183,519	16.249523	2,982,096	0.00%	-2.12%
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	395,070	18.236527	7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	129,370	$26.831723	$3,471,220	0.52%	11.45%
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	588,722	18.202636	10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.00%	262,020	15.400123	4,035,140	5.61%	0.99%
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	11,140	$10.014243	$111,559	1.20%	-7.09%
2014	0.20%	3,823	9.861777	37,702	1.20%	-7.28%
2014	0.25%	273,139	9.824029	2,683,325	1.20%	-7.32%
2013	0.00%	10,760	10.778566	115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	677,999	16.555209	11,224,415	1.22%	-8.18%
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	9,168	$18.872253	$173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	52,697	22.147442	1,167,104	0.00%	3.47%
2014	0.10%	23,677	21.876057	517,959	0.00%	3.37%
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%

2015	Contract owners equity:			$4,526,981,672
2014	Contract owners equity:			$4,739,882,176
2013	Contract owners equity:			$4,637,188,888
2012	Contract owners equity:			$4,083,042,311
2011	Contract owners equity:			$3,792,718,355
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.
(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
(d)	Contracts - Form of Contract – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "contract.htm" and hereby incorporated by reference.
(1)	Long-Term Care Rider – Attached hereto.
(e)	Applications - Form of the Contract Application – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "application.htm" and hereby incorporated by reference.
(1)	Long-Term Care Rider Application – Attached hereto.
(f)	Depositor’s Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts -
(1)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, with registration statement (333-43671, as Exhibit (g)(2) and hereby incorporated by reference.
(2)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
(h)	Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(9)	Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(12)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(13)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(14)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(16)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".
(17)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(18)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".
(19)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".
(20)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(21)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".
(22)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(23)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".

(24)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(25)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
(26)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(27)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document "delawarefpa.htm"
(29)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document "eatonvancefpa.htm"
(30)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document "goldmansachs.htm"
(31)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document "lazardfpa.htm"
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(33)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
(i)	Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".
(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".
(4)
(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".
(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".
(9)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(10)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(11)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(12)
(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"
(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(13)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(14)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".
(15)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(16)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".
(17)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".
(18)
(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".
(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".
(19)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".
(20)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".
(21)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".
(22)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".

(23)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(24)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".
(25)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
(26)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(27)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended December 31, 2002 as document "lordabbettasa.htm".
The following Administrative Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.
(28)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".
(29)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".
(30)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".
(31)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Administrative Service Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 of registration statement (333-149213) under Exhibit (26)(i), and is hereby incorporated by reference.
(33)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc., dated January 30, 2012, as document "mfsasa.htm".
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "opinionofcounsel.htm" and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption Filed previously with initial registration statement (333-169879) on October 12, 2010, as document ""exhibitq.htm." and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C

Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact